Project Durham September 2017	Data Report Pool A

CER	Pool	Evident Risk Grade	Payment Performance Grade	Collections Grade	Risk	Payment Performance	Collections and Servicing	Evident Risk Exception Notes	Payment Performance Exception Notes	Collections Exception Notes	Information	Missing Documents	Missing Documents and Information Comments	Servicer	Platform	Origination Brand	Net Advance Amount	Completion Date	Original Term (months)	Loan Maturity Date	Purpose of the Loan	Original LTV	Initial Interest Rate	Original Repayment Basis	Origination Repayment Vehicle	First Time Buyer	Shared Ownership	Live Status	Current Balance	Unitary Current Balance	Current Repayment Basis	Current Repayment Vehicle	Current Interest Rate (%)	Unitary Secured Maximum Potential Exposure	Current Interest Rate Type	Current Monthly Subscription	Current margin / discount	Self-Cert	Guarantor	Redemption Date	Borrower 1 Employment Status	Borrower 2 Employment Status	Borrower 1 Income	Borrower 2 Income	Property Type	Year of Construction	Tenure	Lease Remaining at Completion (Years)	Right to Buy	Lien	Purchase Price	Original Valuation Amount	Date of Original Valuation	Type of Original Valuation	Latest Valuation amount	Latest Valuation Date	Indexed Valuation	Indexed LTV (%)	Arrears Balance	Secured MIA	Last Payment Type	Pay Intention	Arrears likely to?	Reason for arrears	ATP	ATP Type	Realistic ATP	ATP Amount	ATP Start Date	ATP End Date	ATP Comments	FC Instructed Date	FC Valuation	FC Comments	Number of Payment holiday taken (previous 36 months)	Payment Holiday Dates	Reason for Payment Holiday	Forbearance measure	Forbearance details (amount, dates, rationale)	Capitalised Arrears Date 1	Amount Capitalised	Term Extended?	Term Extension Date 1	Date of Deal Rate Switch 1	Type of Repayment Switch 1	Date of Repayment Switch 1	Evidence of Modification	Last Modification Date	Modification Comments	Ever been in Litigation	Litigation Comments	SPO Amount	SPO Start Date	SPO End Date	SPO Comments	IO Loans - Details of Action Taken	Underwriting Issue - RISK.01	Equity Claim Made / Intended - RISK.02	Third Party Payments - RISK.03	Fees and Charges - RISK.04	Switched to IO - no repayment vehicle - RISK.05	Loan maturing in under 5 years not correctly managed - RISK.06	Interest Only at Origination - Repayment Vehicle Issue - RISK.13	Vulnerability - Severe or long term illness - RISK.19	Vulnerability - Mental health - RISK.20	Vulnerability - Physical health - RISK.21	Vulnerability - Low literacy - RISK.22	Vulnerability - Lack of English skills - RISK.24	Vulnerability - Other - RISK.25	CCA Remediation - RISK.27	CAI Review Product Detriment Remediation - RISK.29	BKO / IVA Post-Completion - RISK.30	DWP payments - RISK.32	True IOCS Hold Out Marker - RISK.33	Borrower Deceased - RISK.34	Authorised Let - RISK.35	Borrower whereabouts unknown - RISK.36	Principal Borrower no longer resides - RISK.37	Joint Borrower no longer resides - RISK.38	Complaint (not PPI) - RISK.41	Lending into Retirement Issue - RISK.44	CAI Review LIO Remediation - RISK.46	Title - Other Charges - RISK.55	Ground Rent Debited - RISK.61	Other Occupants - RISK.63	Unauthorised Tenancy - RISK.66	App form incomplete/incorrect - RISK.91	Arrears likely to Increase - PAY.02	New arrears >1mth in past 12mths - PAY.03	Payment difficulties. DD Recalls / Late or partial payments - PAY.04	Account in Credit - Payment Missed/Partial Payments - PAY.05	Account in Credit - 2 consecutive payments missed - PAY.06	Borrower(s) not co-operating - COLL.01	No active, timely or effective dialogue with borrowers - COLL.03	Other servicing issue - COLL.07	Reperforming case servicing notes - INFO.04	Loan Redeemed - INFO.10	Loan Part Redeemed - INFO.11	Application Missing - Known - MISS.21	Offer Missing - Known - MISS.22	Valuation Missing - Known - MISS.24	KYC Missing - Known - MISS.25	Declaration missing - Known - MISS.26	Evidence of Income missing - Known - MISS.27	CoT Missing / Request for funds - Known - MISS.28	All documents missing - Known - MISS.29	Missing Proof of Title Registration - Known - MISS.32	Further advance documents missing - Known - MISS.33
1	36 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Title search dated 26th July 2017 shows an equitable charge dated 26th March 2012 in favour of Northumbrian Water Company. RISK.05 - Switched to IO - no repayment vehicle: Borrowers requested switch to interest only on 20th February 2009. At the time no repayment strategy was captured. No evidence of attempts to contact borrower for interest only campaign in 2016, although maturity date is in 2029.			✓	✓		CLS	UFSS	Mortgage Express	76,050.00	29-Jul-04	300	2-Aug-29	Purchase	90.00	5.95	Repayment	Repayment	Y	N	Live	71,524.04	71,524.04	Interest Only	Unknown	2.25	71,524.04	Tracker	134.11	2.00	Y	N		Employed		33,000.00		Bungalow	1924	Freehold	0	N	1st	84,500.00	84,500.00	26-May-04	Physical	84,500.00	26-May-04	93,887.00	76.18	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	20-Feb-09	Switch to Interest Only	20-Feb-09	Letter attached signed by borrower requesting to switch to Interest only.	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
2	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	79,200.00	3-Dec-03	300	2-Jan-29	Purchase	90.00	5.75	Interest Only	Investment	Y	N	Live	78,111.13	78,111.13	Interest Only	Unknown	2.25	78,111.13	Tracker	147.31	2.00	Y	N		Employed		27,450.00		Terraced House	1900	Leasehold	125	N	1st	88,000.00	88,000.00	11-Sep-03	Physical	88,000.00	11-Sep-03	149,927.27	52.1	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
3	36 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Title search dated 26th July 2017 shows an equitable charge created by an Interim Charging order dated 29th November 2006 in favour of Egg Banking PLC. RISK.37 - Principal Borrower no longer resides: Correspondence address is different than the security address. There are no further notes to explain if borrower is still residing at the property. The risk is that the property is either possibly vacant or let out without consent, however no issues with the payments in the last 36 months.			✓	✓		CLS	UFSS	Mortgage Express	161,500.00	31-Aug-04	276	2-Nov-30	Remortgage	85.00	5.70	Interest Only	Investment	N	N	Live	103,545.70	103,545.70	Repayment	Repayment	1.29	103,545.70	Tracker	704.75	1.04	Y	N		Employed		56,000.00		Detached House	2002	Freehold	0	N	1st	0.00	190,000.00	9-Jul-04	Physical	190,000.00	9-Jul-04	237,003.72	43.69	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				Y	1-Oct-10	1-Oct-10	IO to REP	1-Oct-10	Multiple (Specify)	1-Oct-10	Original term 23 years in 2004 extended to 23 years from 2007. Changed to repayment. Only the documents of the rate switch found on file, 6.49 fix for three years.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
4	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	139,500.00	23-Sep-04	228	2-Oct-23	Purchase	89.14	5.95	Interest Only	Endowment	Y	N	Live	140,852.53	140,852.53	Interest Only	Unknown	2.25	140,852.53	Tracker	264.48	2.00	Y	N		Employed	Employed	37,000.00	18,000.00	Semi Detached House	1929	Freehold	0	N	1st	156,500.00	156,500.00	7-Jul-04	Physical	156,500.00	7-Jul-04	240,403.48	58.59	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
5	36 months PH	B	A	A	✗	✓	✓
RISK.38 - Joint Borrower no longer resides: In June 2016 Borrower 1 requested a transfer of equity application to remove borrower 2 from the mortgage as they are getting divorced. Initially he was looking at letting the property but subsequently advised that Borrower 2 is still living in the property and if transfer approved Borrower 1 will move back in and Borrower 2 will move out. This is ongoing. There is no impact on the loan at present and the payments have been made in the last 12 months with no difficulties.

RISK.36 - Borrower whereabouts unknown: Correspondence address for borrower 2 is showing the same as for borrower 1. Borrower 1 has advised that Borrower 2 is still living in the property. Contact has been made with borrower 2 since but the address has not been clarified. Payments are still being made and account is up to date.
											✓	✓		CLS	UFSS	Mortgage Express	131,000.00	10-Sep-04	276	2-Oct-27	Remortgage	87.33	5.19	Interest Only	Endowment	N	N	Live	131,427.00	131,427.00	Interest Only	Unknown	2.25	131,427.00	Tracker	246.43	2.00	Y	N		Employed	Employed	50,000.00	17,000.00	Terraced House	1977	Freehold	0	N	1st	0.00	150,000.00	18-Aug-04	Physical	150,000.00	18-Aug-04	187,108.20	70.24	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Transfer of Equity	28-Jun-16
An application to transfer the mortgage into the sole name of Borrower 1 was discussed with Borrower 1 on 28th June 2016. No further details yet. Borrower 2 is still living in the property and if transfer approved Borrower 1 will move back in and Borrower 2 will move out.
																																																																																										N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
6	36 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: The direct debit for September 2016 was rejected but paid on representation. in October. A card payment was also made in October and another direct debit on the due date meaning 3 payments were made in October. No reason given for this. The card payment was refunded. No issues before or since.		✓	✓		CLS	UFSS	Mortgage Express	191,250.00	28-Sep-04	300	2-Oct-29	Remortgage	85.00	5.95	Interest Only	Investment	N	N	Live	210,814.26	210,814.26	Interest Only	Investment	2.25	210,814.26	Tracker	395.28	2.00	Y	N		Employed		60,000.00		Terraced House	1950	Freehold	0	N	1st	0.00	225,000.00	16-May-05	Physical	250,000.00	16-May-05	388,420.46	54.27	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
7	36 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Payments for July 2016 missed but paid in August 2016 payment for January 2017 missed and paid in February 2017. Reason for missed payments were that Borrower was working away. Account is up to date.		✓	✓		CLS	UFSS	Mortgage Express	89,100.00	13-Apr-04	300	2-May-29	Purchase	90.00	5.04	Repayment	Repayment	N	N	Live	61,909.59	61,909.59	Repayment	Repayment	2.25	61,909.59	Tracker	497	2.00	Y	N		Self-Employed		41,000.00		Semi Detached House	1854	Freehold	0	N	1st	99,000.00	99,000.00	2-Feb-04	Physical	99,000.00	2-Feb-04	141,070.40	43.89	0.00	0	Direct Debit	Trying	No Current Arrears	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			Temp switch to Interest only	Account switched to interest only temporarily on 30th June 2011 to assist in reducing arrears. Changed to repayment as part of switch back project on 2nd May 2012.			N			IO to REP	2-May-12	Switch to Repayment			Y	Solicitors instructed 29th July 2011 and ceased 6th September 2011 when SPO held.	572.56	30-Aug-11		SPO held after arrears cleared. The arrangement was CMS plus full arrears of 572.56		✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
8	36 months PH	B	A	A	✗	✓	✓
RISK.37 - Principal Borrower no longer resides: The borrower changed his correspondence address in January 2016 to his girlfriends address as he says he stays there at times. He advises that the secured property is not let although he has previously requested a lettings pack. There are no further details about this. Payments are up to date.

RISK.05 - Switched to IO - no repayment vehicle: The account was switched to interest only in 2008 without evidence of a repayment vehicle. There has been contact in April 2017 about borrower possibly switching to Repayment following the interest only campaign. There is no up to date information yet.
											✓	✓		CLS	UFSS	Mortgage Express	198,000.00	19-May-03	276	2-Jun-26	Purchase	90.00	5.74	Repayment	Repayment	N	N	Live	175,329.81	175,329.81	Interest Only	Unknown	2.25	175,329.81	Tracker	328.75	2.00	Y	N		Self-Employed		80,000.00		Terraced House	1928	Freehold	0	N	1st	220,000.00	220,000.00	18-Mar-03	Physical	220,000.00	18-Mar-03	454,526.39	38.57	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	21-Apr-08	Switch to Interest Only	21-Apr-08	Switched at request of borrower. No evidence of repayment vehicle.	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
9	36 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: Borrower is a commercial customer and has a Buy to Let portfolio. His correspondence address was changed on 20th May 2015 but there is no reason for this and issues have not been raised. Payments are being made to the account.			✓	✓		CLS	UFSS	Mortgage Express	117,000.00	24-Apr-03	300	2-May-28	Purchase	90.00	4.74	Interest Only	Endowment	N	N	Live	157,931.88	157,931.88	Interest Only	Endowment	2.25	157,931.88	Tracker	296.13	2.00	Y	N		Self-Employed		125,000.00		Terraced House	1973	Leasehold	99	N	1st	130,000.00	130,000.00	13-Sep-04	Physical	185,000.00	13-Sep-04	207,311.73	76.18	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
10	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	220,500.00	4-Apr-05	300	30-Apr-30	Remortgage	90.00	5.59	Interest Only	Investment	N	N	Live	221,231.56	221,231.56	Interest Only	Investment	2.25	221,231.56	Tracker	414.82	2.00	Y	N		Self-Employed		77,000.00		Terraced House	1905	Freehold	0	N	1st	245,000.00	245,000.00	22-Mar-05	Physical	245,000.00	22-Mar-05	383,092.59	57.75	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
11	36 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File build checklist confirms this is not available. MISS.21 - Application Missing - Known: File build checklist confirms this is not available. MISS.25 - KYC Missing - Known: File build checklist confirms this is not available. MISS.22 - Offer Missing - Known: File build checklist confirms this is not available. MISS.28 - CoT Missing / Request for funds - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	130,500.00	22-Jul-05	300	31-Jul-30	Purchase	90.00	5.59	Interest Only	Unknown	N	N	Live	123,944.62	123,944.62	Interest Only	Investment	2.25	130,619.62	Tracker	232.82	2.00	Y	N		Employed	ND	27,500.00	0.00	Terraced House	0	Freehold	0	N	1st	145,000.00	145,000.00	19-May-05	Physical	145,000.00	19-May-05	171,246.87	72.38	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✗	✗	✓	✓	✗	✓	✓	✓
12	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	108,000.00	8-Sep-05	300	30-Sep-30	Purchase	90.00	4.99	Interest Only	Investment	Y	N	Live	104,135.32	104,135.32	Interest Only	Investment	2.25	104,135.32	Tracker	195.26	2.00	Y	N		Employed		35,000.00		Terraced House	1900	Freehold	0	N	1st	120,000.00	120,000.00	2-Jun-05	Physical	120,000.00	2-Jun-05	148,507.94	70.12	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
13	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	144,000.00	24-Oct-05	204	31-Oct-22	Remortgage	90.00	5.59	Interest Only	Investment	N	N	Live	142,315.28	142,315.28	Interest Only	Investment	2.25	144,315.28	Tracker	266.85	2.00	Y	N		Self-Employed	Unemployed	48,000.00	0.00	Semi Detached House	1935	Freehold	0	N	1st	160,000.00	160,000.00	13-Dec-04	Physical	160,000.00	13-Dec-04	248,962.28	57.16	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
14	36 months PH	B	B	A	✗	✗	✓	RISK.41 - Complaint (not PPI): Complaint seen October 2016, Borrower unhappy with fee for missed Direct Debit payment. Complaint rejected as a number of DD payments have been missed with last 3 years and previous charges applied. Borrower has missed 4 previous DD payments in the previous 12 months making subsequent payments by DD and card payments to bring account up to date	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct Debit payment missed 16th September 2016 for 545.84, payment collected on second automated DD request 26th September 2016. Borrower has missed 4 previous DD payments in the previous 12 months making subsequent payments by DD and card payments to bring account up to date		✓	✓		CLS	UFSS	Mortgage Express	117,000.00	7-Dec-05	300	31-Dec-30	Purchase	66.86	4.99	Repayment	Repayment	N	N	Live	76,198.38	76,198.38	Repayment	Repayment	2.25	76,198.38	Tracker	545.84	2.00	Y	N		Self-Employed		42,000.00		Detached House	1967	Freehold	0	N	1st	130,000.00	175,000.00	24-Oct-05	Physical	175,000.00	24-Oct-05	199,995.55	38.1	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
15	36 months PH	B	A	A	✗	✓	✓	RISK.63 - Other Occupants: Borrower stated as single at date of application. However, since then has married and marital status and surname amended on 5th March 2012. Potential occupancy issue therefore with regards to spouse. No details held.			✓	✓		CLS	UFSS	Mortgage Express	95,500.00	25-Jan-06	300	31-Jan-31	Remortgage	83.04	5.20	Interest Only	Investment	N	N	Live	74,732.25	74,732.25	Interest Only	Investment	2.25	93,783.69	Tracker	142.41	2.00	Y	N		Employed		41,000.00		Semi Detached House	1995	Freehold	0	N	1st	115,000.00	115,000.00	18-Oct-05	Physical	115,000.00	18-Oct-05	139,275.31	53.66	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
16	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	140,000.00	26-Jan-06	252	31-Jan-27	Remortgage	86.15	5.45	Interest Only	Investment	N	N	Live	140,001.44	140,001.44	Interest Only	Investment	2.25	140,001.44	Tracker	262.51	2.00	Y	N		Employed		46,000.00		Terraced House	1930	Freehold	0	N	1st	170,000.00	162,500.00	28-Nov-05	Physical	162,500.00	28-Nov-05	201,281.99	69.55	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
17	36 months PH	B	A	A	✗	✓	✓	RISK.63 - Other Occupants: Application form stated that borrower was married. No other party declared as residing and no appropriate occupancy offer conditioning included. It would appear that there may be possible occupancy rights in relation to the spouse of the borrower.			✓	✓		CLS	UFSS	Mortgage Express	175,500.00	14-Mar-06	300	31-Mar-31	Purchase	90.00	5.19	Repayment	Repayment	Y	N	Live	114,023.23	114,023.23	Repayment	Repayment	2.25	114,023.23	Tracker	804.08	2.00	Y	N		Self-Employed		58,500.00		Detached House	1963	Freehold	0	N	1st	195,000.00	195,000.00	23-Nov-05	Physical	195,000.00	23-Nov-05	295,439.43	38.59	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP				Historic arrears. Arrears as at July 2016 were cleared under arrangement to pay by overpaying the contractual by 182.87. The arrears were cleared in full with an overpayment of 182.85 in September 2016. All payment since have been met in full and on due date.				0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
18	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	169,000.00	18-May-06	300	31-May-31	Purchase	89.89	5.15	Interest Only	Investment	N	N	Live	169,432.60	169,432.60	Interest Only	Investment	2.25	169,432.60	Tracker	317.69	2.00	Y	N		Employed		60,200.00		Semi Detached House	1965	Freehold	0	N	1st	188,000.00	188,000.00	9-Mar-06	Physical	188,000.00	9-Mar-06	287,831.61	58.87	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
19	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	81,000.00	11-Apr-06	300	30-Apr-31	Purchase	90.00	5.74	Repayment	Repayment	N	N	Live	51,515.14	51,515.14	Repayment	Repayment	1.49	51,515.14	Tracker	343.6	1.24	Y	N		Self-Employed		34,696.00		Semi Detached House	2006	Freehold	0	N	1st	90,000.00	90,000.00	11-Jan-06	Physical	90,000.00	11-Jan-06	77,326.26	66.62	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		4-Apr-06			None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
20	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	108,800.00	13-Apr-06	240	30-Apr-26	Purchase	82.42	4.99	Interest Only	Investment	N	N	Live	109,610.13	109,610.13	Interest Only	Investment	2.25	109,610.13	Tracker	205.52	2.00	Y	N		Self-Employed		38,506.00		Terraced House	1920	Freehold	0	N	1st	132,000.00	132,000.00	13-Mar-06	Physical	132,000.00	13-Mar-06	114,609.45	95.64	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
21	36 months PH	B	A	A	✗	✓	✓	RISK.63 - Other Occupants: The application form dated 25th January 2006 stated that this sole borrower was married. Although it was also stated that there would be no other occupants over the age of 17. There are no further notes on the application form. The conduct of the account has not been affected to date.			✓	✓		CLS	UFSS	Mortgage Express	115,100.00	21-Apr-06	300	30-Apr-31	Purchase	89.92	5.19	Interest Only	Investment	N	N	Live	109,050.19	109,050.19	Interest Only	Investment	2.25	115,231.50	Tracker	205.03	2.00	Y	N		Employed		35,000.00		Semi Detached House	1930	Freehold	0	N	1st	129,000.00	128,000.00	29-Mar-06	Physical	128,000.00	29-Mar-06	144,624.91	75.4	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
22	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	215,750.00	26-Apr-06	300	30-Apr-31	Purchase	89.90	4.99	Repayment	Repayment	N	N	Live	139,407.34	139,407.34	Repayment	Repayment	2.25	139,407.34	Tracker	978.04	2.00	Y	N		Self-Employed	Employed	51,000.00	16,500.00	Terraced House	1930	Freehold	0	N	1st	240,000.00	240,000.00	15-Mar-06	Physical	240,000.00	15-Mar-06	419,272.16	33.25	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
23	36 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.21 - Application Missing - Known: File build checklist confirms this is not available. MISS.25 - KYC Missing - Known: File build checklist confirms this is not available. MISS.22 - Offer Missing - Known: File build checklist confirms this is not available. MISS.28 - CoT Missing / Request for funds - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	139,500.00	9-Jun-06	300	30-Jun-31	Remortgage	90.00	4.99	Interest Only	Investment	N	N	Live	140,940.85	140,940.85	Interest Only	Investment	2.25	140,940.85	Tracker	264.27	2.00	Y	N		Employed		42,620.00		Terraced House	1971	Freehold	0	N	1st	155,000.00	155,000.00	16-May-06	Physical	155,000.00	16-May-06	184,960.19	76.2	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✗	✓	✓	✗	✓	✓	✓
24	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	184,200.00	20-Jul-06	300	31-Jul-31	Purchase	88.56	4.99	Repayment	Repayment	N	N	Live	122,432.55	122,432.55	Repayment	Repayment	2.25	122,432.55	Tracker	845.95	2.00	Y	N		Self-Employed		60,000.00		Terraced House	1896	Freehold	0	N	1st	208,000.00	208,000.00	12-May-06	Physical	208,000.00	12-May-06	303,330.28	40.36	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
25	36 months PH	B	B	A	✗	✗	✓	RISK.38 - Joint Borrower no longer resides: Borrower 1 has not lived at property since 2012 having split with partner and now lives at mothers address. No longer contributes to payment has agreement that borrower 2 will continue to live at property and make payments from self employed income. Noted correspondence address held for borrower 1. Borrower 1 advised still liable under the mortgage.
PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Borrower 2 is self employed and has assumed sole responsibility for the loan as borrower 1 moved out of property in 2012. Being self employed he has delays in income being received and until May 2017 made manual bank payments to loan account. These payments are rounded by borrower and as a result the loan fluctuates from overpayments and credit balances to missed payments and arrears. 2 payments have been missed in the last 12 months August 2016 with arrears being cleared in November 2016 and April 2017, with payment received in May 2017 to bring account back to order. Current balance is overpaid by 73.22 and monthly direct debits reinstated.
											✓	✓		CLS	UFSS	Mortgage Express	120,000.00	11-Aug-06	300	31-Aug-31	Purchase	80.00	5.65	Interest Only	Investment	N	N	Live	121,697.98	121,697.98	Interest Only	Investment	2.25	121,697.98	Tracker	228.21	2.00	Y	N		Employed	Self-Employed	16,000.00	28,000.00	Semi Detached House	1880	Freehold	0	N	1st	150,000.00	150,000.00	10-Jul-06	Physical	150,000.00	10-Jul-06	216,350.67	56.25	0.00	0	Direct Debit	Trying	No Current Arrears	Business Slow	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
26	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	190,000.00	22-Aug-06	300	31-Aug-31	Purchase	82.61	5.65	Interest Only	Investment	N	N	Live	190,221.56	190,221.56	Interest Only	Investment	2.25	190,396.56	Tracker	356.81	2.00	Y	N		Employed	Unemployed	48,500.00	0.00	Terraced House	1900	Freehold	0	N	1st	230,000.00	230,000.00	15-May-06	Physical	230,000.00	15-May-06	335,413.30	56.71	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
27	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	162,000.00	25-Aug-06	300	31-Aug-31	Purchase	90.00	5.35	Repayment	Repayment	N	N	Live	106,983.22	106,983.22	Repayment	Repayment	2.25	106,983.22	Tracker	735.51	2.00	Y	N		Self-Employed	Self-Employed	45,000.00	0.00	Semi Detached House	0	Freehold	0	N	1st	180,000.00	180,000.00	25-May-06	Physical	180,000.00	25-May-06	207,876.89	51.46	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 2.25%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
28	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	160,000.00	9-Oct-06	252	31-Oct-27	Remortgage	76.19	6.75	Repayment	Repayment	N	N	Live	91,441.17	91,441.17	Repayment	Repayment	2.25	91,441.17	Tracker	827.15	2.00	Y	N		Self-Employed	Unemployed	49,253.00	0.00	Semi Detached House	1935	Freehold	0	N	1st	210,000.00	210,000.00	18-Sep-06	Physical	210,000.00	18-Sep-06	302,890.94	30.19	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
29	36 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: Principle borrower is no longer residing after a relationship breakdown. There has been an enquiry from the second borrower about a transfer of equity but not agreed. All payments due have been made in the last 3 years. RISK.38 - Joint Borrower no longer resides: Borrower 2 is no longer residing following a relationship breakdown. No effect on repayments so far.			✓	✓		CLS	UFSS	Mortgage Express	252,000.00	16-Oct-06	300	31-Oct-31	Remortgage	90.00	5.65	Interest Only	Investment	N	N	Live	254,501.02	254,501.02	Interest Only	Investment	2.25	254,501.02	Tracker	477.2	2.00	Y	N		Self-Employed	Employed	62,000.00	38,000.00	Bungalow	1975	Freehold	0	N	1st	280,000.00	280,000.00	3-Oct-06	Physical	280,000.00	3-Oct-06	325,411.65	78.21	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y	SPO in place with effect from 24th July 2013. Arrangement completed and no further legal action since.	CMS + 7.74	24-Jul-13	19-Nov-14			✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
30	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	119,700.00	1-Nov-06	300	30-Nov-31	Purchase	90.00	5.59	Interest Only	Investment	Y	N	Live	120,258.14	120,258.14	Interest Only	Investment	2.25	120,258.14	Tracker	225.49	2.00	Y	N		Self-Employed		37,500.00		Semi Detached House	1930	Freehold	0	N	1st	133,000.00	133,000.00	11-Sep-06	Physical	133,000.00	11-Sep-06	142,155.63	84.6	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
31	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	178,500.00	13-Dec-06	300	31-Dec-31	Purchase	102.00	5.74	Interest Only	Investment	Y	N	Live	164,890.28	164,890.28	Interest Only	Investment	1.75	164,890.28	Tracker	240.47	1.50	N	N		Employed	Employed	41,469.00	32,754.00	Terraced House	1900	Freehold	0	N	1st	175,000.00	175,000.00	7-Sep-06	Physical	175,000.00	7-Sep-06	252,409.11	65.33	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
32	36 months PH	B	A	A	✗	✓	✓	RISK.66 - Unauthorised Tenancy: Field agent advised 9th February 2009 that the property is being tenanted with rental income being paid directly to borrower. There are no notes on file to indicate that consent has been given. A correspondence address is held for the borrower so customers whereabouts is not a concern. RISK.37 - Principal Borrower no longer resides: Field agent has confirmed that the property is let and the borrower no longer resides there. The Servicer does have a new correspondence address.			✓	✓		CLS	UFSS	Mortgage Express	387,000.00	19-Dec-06	300	31-Dec-31	Remortgage	90.00	5.59	Interest Only	Investment	N	N	Live	396,426.59	396,426.59	Interest Only	Investment	2.25	396,426.59	Tracker	743.87	2.00	Y	N		Self-Employed		150,000.00		Flat or Apartment	1825	Leasehold	965	N	1st	430,000.00	430,000.00	2-Nov-06	Physical	430,000.00	2-Nov-06	598,851.19	66.2	0.00	0	Bank Payment	Paying	No Current Arrears	Financial Mismanagement	No ATP	No Active ATP	No ATP					9-Feb-09		Agent advised property is tenanted. Rental income of 1,350.00 per month being received by borrower. Reason for arrears is due to legal case between her husband and business partner.	0			None				N					None			Y
Action commenced 6th May 2009 and withdrawn 15th September 2009.  Money judgement obtained.  Bank payment made 9335.06 on 4th June 2009 brought account up to date.  The account is now up to date with payments being made by bank payment
																																																																																																	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
33	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	212,500.00	21-Dec-06	204	31-Dec-23	Remortgage	85.00	5.45	Interest Only	Investment	N	N	Live	213,200.65	213,200.65	Interest Only	Investment	2.25	213,200.65	Tracker	399.76	2.00	Y	N		Self-Employed	Other	100,000.00	0.00	Detached House	0	Freehold	0	N	1st	250,000.00	250,000.00	9-Nov-06	Physical	250,000.00	9-Nov-06	240,394.65	88.69	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
34	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	121,950.00	18-Jan-07	300	31-Jan-32	Purchase	100.00	5.64	Interest Only	Investment	N	N	Live	88,020.48	88,020.48	Repayment	Repayment	1.75	88,020.48	Tracker	570.24	1.50	N	N		Employed	Employed	29,700.00	22,000.00	Terraced House	0	Freehold	0	N	1st	121,950.00	121,950.00	27-Oct-06	Physical	121,950.00	27-Oct-06	140,952.59	62.45	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			IO to REP	7-Jan-10	Switch to Repayment	7-Jan-10		N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
35	36 months PH	B	B	A	✗	✗	✓
RISK.32 - DWP payments: DWP payments have been made to the account since 2012. The latest DWP payment for June has reduced to 119.09 from 124.16 with a contribution 208.74 required from the borrower. The DWP payments are likely to continue for the foreseeable future.

RISK.20 - Vulnerability - Mental health: In 2013 Borrower advised that he has fibro myalgia, ME, depression severe body pain and also suffered a hip injury that has prevented him from carrying out his trade as an electrician. This is likely to be on going but he is currently making his payments albeit with DWP assistance. There is no official medical evidence noted.
									PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: The account is funded by DWP payments since 2012 and top up payments by the borrower. Borrower is flagged as vulnerable with mental health issues but is managing to keep on top of his payments and has always cleared any late payments. The arrears have never been more than 1 month during the past 3 years. This trend is likely to continue. There are no arrears charges being made. There are currently small arrears on the account of approximately 85.		✓	✓		CLS	UFSS	Mortgage Express	72,000.00	19-Jan-07	300	31-Jan-32	Remortgage	75.00	5.05	Repayment	Repayment	N	N	Live	48,953.03	48,953.03	Repayment	Repayment	2.25	48,953.03	Tracker	327.82	2.00	Y	N		Self-Employed		23,781.00		Semi Detached House	0	Freehold	0	N	1st	96,000.00	96,000.00	31-Oct-06	Physical	96,000.00	31-Oct-06	92,311.54	53.03	84.57	0	Card Payment	Paying	Decrease	Ill Health	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
36	36 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Interim charging order registered in favour of Cabot Financial UK Limited dated 24th March 2016 for 3288. This is noted on lenders system but is not shown on the Land Registry Search.			✓	✓		CLS	UFSS	Mortgage Express	130,000.00	13-Feb-07	300	29-Feb-32	Remortgage	50.00	5.35	Interest Only	Investment	N	N	Live	132,079.60	132,079.60	Interest Only	Investment	2.25	132,079.60	Tracker	247.65	2.00	Y	N		Employed	Self-Employed	45,000.00	25,000.00	Terraced House	0	Freehold	0	N	1st	260,000.00	260,000.00	8-Dec-06	Physical	260,000.00	8-Dec-06	401,896.24	32.86	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y	Solicitors instructed 12th December 2012 but hearing due 28th January 2013 cancelled as arrears cleared in full. No issues since.						✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
37	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	83,500.00	15-Feb-07	300	29-Feb-32	Purchase	97.66	5.74	Interest Only	Investment	N	N	Live	83,925.21	83,925.21	Interest Only	Investment	2	83,925.21	Tracker	139.87	1.75	N	N		Employed	Employed	26,000.00	5,500.00	Terraced House	0	Freehold	0	N	1st	85,500.00	85,500.00	17-Oct-06	Physical	85,500.00	17-Oct-06	90,129.17	93.12	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
38	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	116,955.00	20-Mar-07	300	31-Mar-32	Remortgage	90.00	5.29	Interest Only	Investment	N	N	Live	115,722.66	115,722.66	Interest Only	Investment	2.25	115,722.66	Tracker	216.98	2.00	Y	N		Employed		33,000.00		Terraced House	1988	Leasehold	989	N	1st	129,950.00	129,950.00	21-Dec-06	Physical	129,950.00	21-Dec-06	136,985.79	84.48	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
39	36 months PH	B	A	A	✗	✓	✓
RISK.66 - Unauthorised Tenancy: This is an unauthorised letting case. Servicer system notes 11th June 2010 highlight the property has been let since date of completion and without consent. Earlier note from 16th April 2010 confirmed that borrower had stated that never lived at the property and has been living with parents. However, since these conversations there is no indication that the servicer has looked to investigate the occupancy situation any further. Breach letter sent 16th April 2010, but no indication of any further correspondence or discussions around the letting of the property since. There is also no indication that the servicer has attempted to investigate who does reside at the property.

RISK.37 - Principal Borrower no longer resides: Borrower has declared that never resided at the security since loan completed. Current whereabouts are recorded and are understood to be the home of the parents of the borrower.

RISK.63 - Other Occupants: Borrower 1 stated to be married on the loan application. There is no loan conditioning requiring a deed of consent to be completed by the spouse. In the circumstances there is a potential occupancy issue existing. The borrower states they have never lived at security since completion.
											✓	✓		CLS	UFSS	Mortgage Express	162,000.00	21-Mar-07	240	31-Mar-27	Purchase	86.17	5.65	Interest Only	Investment	N	N	Live	162,658.96	162,658.96	Interest Only	Investment	2.25	162,658.96	Tracker	304.99	2.00	Y	N		Self-Employed		65,302.00		Maisonette	1960	Leasehold	101	N	1st	180,000.00	188,000.00	28-Nov-06	Physical	188,000.00	28-Nov-06	290,601.90	55.97	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
40	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	169,200.00	22-Mar-07	300	31-Mar-32	Purchase	89.76	6.14	Repayment	Repayment	N	N	Live	115,481.12	115,481.12	Repayment	Repayment	2.25	115,481.12	Tracker	767.27	2.00	Y	N		Self-Employed	Unemployed	45,000.00	0.00	Semi Detached House	1950	Freehold	0	N	1st	188,500.00	188,500.00	7-Feb-07	Physical	188,500.00	7-Feb-07	207,907.03	55.54	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
41	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	95,000.00	29-Mar-07	360	31-Mar-37	Purchase	105.56	6.29	Repayment	Repayment	Y	N	Live	72,328.41	72,328.41	Repayment	Repayment	2.25	72,328.41	Tracker	378.27	2.00	N	N		Employed	Employed	22,900.00	15,100.00	Terraced House	1950	Freehold	0	N	1st	88,000.00	90,000.00	25-Jan-07	Physical	90,000.00	25-Jan-07	101,450.27	71.29	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
42	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	60,000.00	29-Mar-07	300	31-Mar-32	Purchase	72.73	5.00	Repayment	Repayment	Y	N	Live	17,701.33	17,701.33	Repayment	Repayment	2.25	17,701.33	Tracker	117.61	2.00	Y	N		Self-Employed		31,268.00		Terraced House	1890	Freehold	0	N	1st	82,000.00	82,500.00	26-Jan-07	Physical	82,500.00	26-Jan-07	85,205.35	20.77	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
43	36 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: Borrowers are in process of divorce as pad notes June 2015. Borrower 2 is making all the payments with her own card. There have been no recent issues with the account and it is up to date. There was a proposal to let the property in 2012, but this does not seem to have gone ahead. There are separate contact addresses for each of the borrowers that differ to the security address. There are no notes to explain this, so there is a possibility the property is let without approval.			✓	✓		CLS	UFSS	Mortgage Express	126,450.00	27-Apr-07	240	30-Apr-27	Purchase	90.00	5.54	Interest Only	Investment	N	N	Live	128,407.57	128,407.57	Interest Only	Investment	2.25	128,407.57	Tracker	240.77	2.00	Y	N		Employed	Employed	32,800.00	17,000.00	Flat or Apartment	1968	Feudal	0	N	1st	140,500.00	140,500.00	17-Apr-07	Physical	140,500.00	17-Apr-07	134,900.57	95.19	0.00	0	Card Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
44	36 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.21 - Application Missing - Known: File build checklist confirms this is not available. MISS.25 - KYC Missing - Known: File build checklist confirms this is not available. MISS.22 - Offer Missing - Known: File build checklist confirms this is not available. MISS.28 - CoT Missing / Request for funds - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	57,500.00	3-May-07	360	31-May-37	Purchase	66.28	5.14	Interest Only	Investment	N	N	Live	57,924.70	57,924.70	Interest Only	Investment	2.25	57,924.70	Tracker	108.84	2.00	Y	N		Employed		20,000.00		Flat or Apartment	1900	Leasehold	85	N	1st	86,750.00	86,750.00	22-Feb-07	Physical	86,750.00	22-Feb-07	118,681.90	48.81	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✗	✓	✓	✗	✓	✓	✓
45	36 months PH	A	B	A	✓	✗	✓
PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit collected 25th August 2016 was returned 26th August 2016 and represented successfully 6th September 2016. Direct debit collected 26th September 2016 was returned 27th September 2016 and made up by card payment 17th October 2016. Direct debit collected 28th December 2016 was returned 29th December 2016 and made up by card payment same month on 30th December 2016. Direct debit collected 27th March 2017 was returned 28th March 2017 and made up by card payment same month on 29th March 2017. Direct debit collected 30th April 2017 was returned 3rd May 2017 and represented successfully 10th May 2017. Finally direct debit collected 31st May 2017 was rejected 1st June 2017 and made up by card payment 14th June 2017. All fees for unpaid direct debits and arrears fees applied correctly to the account balance. This trend is likely to continue. Borrower called regarding the reason for the arrears and he explained that he has not enough funds in his account as he is a self employed builder and waiting for customers to pay. He advised that borrower 2 was at the university and she will be looking for a job in September 2017, he said that he is not in any financial difficulties. Account currently up to date.
											✗	✓	INFO.04 - Reperforming case servicing notes: Account went 3 months in arrears as at 30th September 2014. Fees of 40.00 were charged monthly through to 25th August 2014. However, no fee has been charged in September 2014 in regard to the unpaid August 2014 contractual payment. This appears to be in error and a fee should be applicable as arrears were not brought below 2 months until a payment of 849.65 received 14th October 2014. Fees of 7.50 were also charged for unpaid Direct Debits on 12th February 2015 and reduced to 6.50 for unpaid direct debit on 30th December 2015.	CLS	UFSS	Mortgage Express	161,000.00	4-May-07	300	31-May-32	Purchase	89.44	5.52	Interest Only	Unknown	N	N	Live	163,902.58	163,902.58	Interest Only	Investment	2.25	163,902.58	Tracker	307.31	2.00	Y	N		Self-Employed	Other	37,000.00	0.00	Bungalow	1967	Freehold	0	N	1st	180,000.00	180,000.00	1-Mar-07	Physical	180,000.00	1-Mar-07	246,256.39	66.56	0.00	0	Direct Debit	Paying	No Current Arrears	Business Slow	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
46	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	285,000.00	14-May-07	300	31-May-32	Purchase	100.00	5.79	Interest Only	Investment	N	N	Live	285,622.27	285,622.27	Interest Only	Investment	2.25	285,622.27	Tracker	535.55	2.00	N	N		Employed		80,000.00		Flat or Apartment	1910	Leasehold	999	N	1st	285,000.00	285,000.00	13-Feb-07	Physical	285,000.00	13-Feb-07	433,266.34	65.92	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
47	36 months PH	B	A	A	✗	✓	✓
RISK.55 - Title - Other Charges: Title extract dated 27th July 2017 indicates presence of an interim charge dated 13th August 2008  in favour of Mortgage Trust Ltd. 2nd Interim charging order dated 27th January 2009 in favour of Locking Solicitors at St Mary s Court, 3th Interim charging order dated 20 August 2009 in favour of Finance Limited, 4th Interim charging order dated 08 April 2010 in favour of Egg Banking PLC, 5th Interim charging order dated 28 April 2010 in favour of Howden Joinery Ltd., 6th Interim charging order dated 16 April 2010 to Link financial Ltd and 7th to Arrow Global Ltd dated 27 July 2016
											✓	✓		CLS	UFSS	Mortgage Express	292,500.00	18-May-07	300	31-May-32	Remortgage	90.00	5.75	Interest Only	Investment	N	N	Live	296,494.00	296,494.00	Interest Only	Investment	2.25	296,494.00	Tracker	555.93	2.00	Y	N		Self-Employed	ND	109,000.00	0.00	Semi Detached House	1988	Freehold	0	N	1st	325,000.00	325,000.00	27-Mar-07	Physical	325,000.00	27-Mar-07	444,629.60	66.68	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y	SPO October 2011	CMS + 100	24-Jul-09
Suspended Possession order with a Court Agreement of CMS plus 100, first payment 24 October 2011. Currently account up to date, with no issues in the last 12 months, however last title extracted shows 6 diverse charges.
																																																																																																	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
48	36 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.21 - Application Missing - Known: File build checklist confirms this is not available. MISS.25 - KYC Missing - Known: File build checklist confirms this is not available. MISS.22 - Offer Missing - Known: File build checklist confirms this is not available. MISS.28 - CoT Missing / Request for funds - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	159,000.00	28-Jun-07	300	30-Jun-32	Purchase	89.83	5.69	Interest Only	Unknown	N	N	Live	160,645.94	160,645.94	Interest Only	Investment	2.25	160,645.94	Tracker	301.22	2.00	Y	N		Employed	ND	43,992.00	0.00	Terraced House	1967	Freehold	0	N	1st	177,000.00	177,000.00	16-Apr-07	Physical	177,000.00	16-Apr-07	226,494.44	70.93	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✗	✓	✓	✗	✓	✓	✓
49	36 months PH	B	B	A	✗	✗	✓	RISK.05 - Switched to IO - no repayment vehicle: At time of switch to Interest only on 25 June 2008 there was no repayment vehicle detailed. Contact made under interest only campaigns in 2015 and 2016 were carried out and client set up during 2016 overpayments of 335. However this overpayments were cancelled at the end of 2016.	PAY.06 - Account in Credit - 2 consecutive payments missed: Account was in credit as at 31st August 2016 by 2528.80. The last payment due in August was rejected and the Direct Debit was cancelled during September and October 2016 Since then mortgage payments have been regular by direct debit. Account is currently showing a reduced credit balance of 1,504.17.		✓	✓		CLS	UFSS	Mortgage Express	99,750.00	15-Jun-07	300	30-Jun-32	Purchase	95.00	5.99	Repayment	Repayment	Y	N	Live	97,165.78	97,165.78	Interest Only	Unknown	2	98,669.95	Tracker	161.93	1.75	N	N		Self-Employed		38,793.00		Terraced House	1950	Freehold	0	N	1st	105,000.00	105,000.00	7-Mar-07	Physical	105,000.00	7-Mar-07	115,810.28	83.9	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		25-Jun-08	REP to IO	25-Jun-08	Switch to Interest Only	25-Jun-08	Change from repayment to interest only as borrower requested. Letter addressed to borrower confirming the change found on file.	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
50	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	90,000.00	15-Jun-07	300	30-Jun-32	Purchase	109.76	6.39	Repayment	Repayment	Y	N	Live	61,723.41	61,723.41	Repayment	Repayment	2.25	62,620.91	Tracker	406.1	2.00	N	N		Self-Employed	Unknown	32,000.00	0.00	Semi Detached House	1960	Freehold	0	N	1st	82,000.00	90,000.00	25-May-07	Physical	90,000.00	25-May-07	85,624.51	72.09	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
51	36 months PH	B	B	A	✗	✗	✓
RISK.66 - Unauthorised Tenancy: Borrower has 5 other buy to let properties, contact with borrower in January 2017 borrower advised that he is currently living in the property but had had unauthorised tenancies on the property in the past. A visit from a lender authorised field agent in February 2016 confirmed that the property had unauthorised let at that time. Previous address check and trace in October 2013 located borrower a different address. No record of breach letter sent. Noted slight variation in correspondence address on file First floor Flat 12 Taybridge Road - security address First floor Flat 12B Taybridge Road.

PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Previous arrears of 1 month seen on account from July 2014. Borrower making payments monthly by bank transfer. Additional missed payments in September 2015 and December 2016 increased arrears to 2 months. Lender has made repeated efforts to contact borrower over period by letter and phone. Borrower advised his income from other buy to let properties and also notes indicate period of short term ill heath, but borrower declined to provide details. Additional payment  received in February and March 2017 have cleared arrears and currently the loan has an overpayment of 686.92.
											✓	✓		CLS	UFSS	Mortgage Express	351,000.00	22-Jun-07	300	30-Jun-32	Purchase	87.75	5.54	Interest Only	Investment	N	N	Live	358,067.88	358,067.88	Interest Only	Investment	2.25	358,067.88	Tracker	671.44	2.00	Y	N		Employed		97,005.00		Flat or Apartment	1875	Leasehold	999	N	1st	390,000.00	400,000.00	11-May-07	Physical	400,000.00	11-May-07	564,401.46	63.44	0.00	0	Bank Payment	Paying	No Current Arrears	Reduced Income	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
52	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	252,000.00	9-Jul-07	300	31-Jul-32	Remortgage	90.00	5.59	Interest Only	Investment	N	N	Live	197,719.62	197,719.62	Repayment	Repayment	2.25	202,419.62	Tracker	1290.18	2.00	Y	N		Employed		65,000.00		Detached House	1975	Feudal	0	N	1st	280,000.00	280,000.00	27-Jun-07	Physical	280,000.00	27-Jun-07	268,840.99	73.55	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			IO to REP	8-Apr-14	Transfer of Equity	8-Apr-14
Transfer of equity borrower 1 removed from property transfer of property to borrower 2 letters of confirmation sent and confirmed on land registry title. Transfer from interest only to repayment as part of transfer of equity agreement with borrower
																																																																																										N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
53	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	135,000.00	10-Jul-07	300	31-Jul-32	Purchase	90.00	5.56	Repayment	Repayment	N	N	Live	72,938.59	72,938.59	Repayment	Repayment	2.25	72,938.59	Tracker	475.58	2.00	Y	N		Self-Employed		36,755.00		Semi Detached House	1950	Freehold	0	N	1st	150,000.00	150,000.00	28-Feb-07	Physical	150,000.00	28-Feb-07	167,767.55	43.48	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
54	36 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Switched to interest only March 2008 no additional notes given. Borrowers have been making overpayments monthly to the loan the last Choices overpayment of 150 per month ended in December 2015. The current total overpayment available for the borrowers to withdraw under the Choices scheme 23355.80.			✓	✓		CLS	UFSS	Mortgage Express	179,550.00	13-Jul-07	300	31-Jul-32	Purchase	95.00	5.65	Repayment	Repayment	N	N	Live	152,812.98	152,812.98	Interest Only	Unknown	1.75	176,168.78	Tracker	222.85	1.50	N	N		Employed	Employed	31,250.00	22,000.00	Maisonette	1930	Leasehold	125	N	1st	189,000.00	189,000.00	3-May-07	Physical	189,000.00	3-May-07	266,679.69	57.3	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	11-Mar-08	Switch to Interest Only	11-Mar-08	Loan opened in July 2007 loan amended to interest only March 2008 no additional notes given. Noted current overpayment on loan currently 23335.80 borrowers previously making monthly overpayments.	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
55	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	86,000.00	17-Jul-07	252	31-Jul-28	Purchase	87.76	5.14	Repayment	Repayment	N	N	Live	49,258.49	49,258.49	Repayment	Repayment	2.25	52,637.66	Tracker	421.39	2.00	Y	N		Employed		28,000.00		Bungalow	1992	Freehold	0	N	1st	97,000.00	98,000.00	18-Jan-07	Physical	98,000.00	18-Jan-07	103,448.19	47.62	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
56	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	142,200.00	26-Jul-07	300	31-Jul-32	Purchase	90.00	6.04	Interest Only	Unknown	N	N	Live	85,293.88	85,293.88	Repayment	Repayment	2.25	103,096.28	Tracker	561.64	2.00	Y	N		Self-Employed	Employed	41,000.00	6,000.00	Terraced House	1970	Freehold	0	N	1st	158,000.00	158,000.00	2-Mar-07	Physical	158,000.00	2-Mar-07	176,715.15	48.27	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			IO to REP	5-Aug-09	Switch to Repayment	5-Aug-09	Loan switched to repayment at borrowers request. Letter sent to confirm. Borrowers currently overpaying monthly under Choices scheme overpayments currently 17802.40	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
57	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	144,000.00	6-Aug-07	300	31-Aug-32	Purchase	100.00	6.29	Interest Only	Investment	N	N	Live	145,535.67	145,535.67	Interest Only	Investment	2.25	145,535.67	Tracker	272.88	2.00	N	N		Employed	Employed	33,200.00	16,000.00	Terraced House	1854	Freehold	0	N	1st	144,000.00	144,000.00	6-Jul-07	Physical	144,000.00	6-Jul-07	182,743.80	79.64	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
58	36 months PH	B	A	A	✗	✓	✓	RISK.44 - Lending into Retirement Issue: The term takes the sole borrower to age 75 at the end of the term. There is no evidence on the file or on the system that lending past retirement has been properly assessed. However, the borrower stated on the application that she was a dog breeder and market trader so she could continue this occupation past normal retirement age and the mortgage is on a repayment basis so the balance is reducing on-going. Repayments have been maintained since inception.			✓	✓		CLS	UFSS	Mortgage Express	47,500.00	17-Aug-07	288	31-Aug-31	Purchase	59.38	5.14	Repayment	Repayment	Y	N	Live	31,252.50	31,252.50	Repayment	Repayment	2.25	31,252.50	Tracker	216.24	2.00	Y	N		Self-Employed		20,000.00		Bungalow	1920	Freehold	0	N	1st	62,500.00	80,000.00	25-Apr-07	Physical	80,000.00	25-Apr-07	76,110.68	41.06	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
59	36 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.25 - KYC Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	205,000.00	14-Sep-07	216	30-Sep-25	Purchase	82.02	7.75	Interest Only	Investment	N	N	Live	205,581.59	205,581.59	Interest Only	Investment	2.25	205,581.59	Tracker	385.47	2.00	Y	N		Self-Employed		75,000.00		Detached House	1998	Freehold	0	N	1st	249,950.00	249,950.00	16-Jul-07	Physical	249,950.00	16-Jul-07	271,704.91	75.66	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
60	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	139,500.00	3-Sep-07	420	30-Sep-42	Remortgage	90.00	5.94	Interest Only	Investment	N	N	Live	141,642.50	141,642.50	Interest Only	Investment	2.25	141,642.50	Tracker	265.58	2.00	Y	N		Self-Employed		39,000.00		Terraced House	1890	Freehold	0	N	1st	157,500.00	155,000.00	5-Jul-07	Physical	155,000.00	5-Jul-07	196,703.40	72.01	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
61	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	194,000.00	6-Sep-07	300	30-Sep-32	Purchase	100.00	6.09	Interest Only	Investment	N	N	Live	194,961.93	194,961.93	Interest Only	Investment	2.25	194,961.93	Tracker	365.56	2.00	N	N		Employed	Employed	47,250.00	6,000.00	Semi Detached House	1935	Freehold	0	N	1st	194,000.00	194,000.00	14-Aug-07	Physical	194,000.00	14-Aug-07	206,985.31	94.19	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
62	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	225,000.00	14-Sep-07	300	30-Sep-32	Purchase	90.00	5.94	Interest Only	Investment	Y	N	Live	115,566.25	115,566.25	Repayment	Repayment	2.25	129,966.25	Tracker	746.61	2.00	Y	N		Self-Employed	Unknown	58,600.00	0.00	Terraced House	1997	Freehold	0	N	1st	250,000.00	250,000.00	26-Jul-07	Physical	250,000.00	26-Jul-07	350,112.21	33.01	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			IO to REP	2-Feb-09	Switch to Repayment	2-Feb-09	Account converted to repayment at the request of the borrowers	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
63	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	112,500.00	25-Sep-07	300	30-Sep-32	Purchase	90.00	6.19	Interest Only	Unknown	Y	N	Live	114,200.47	114,200.47	Interest Only	Investment	2.25	114,200.47	Tracker	214.13	2.00	Y	N		Employed		39,930.00		Terraced House	1970	Freehold	0	N	1st	125,000.00	125,000.00	31-Aug-07	Physical	125,000.00	31-Aug-07	118,110.54	96.69	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
64	36 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit dated 4th August 2016 was rejected and replaced with a bank payment made on 11th August 2016. Note on file dated 10th August 2016 advises that customer has been working away and will make a payment to bring the account up to date - which was received 11th August 2016. The account is currently up to date with payments being received regularly		✓	✓		CLS	UFSS	Mortgage Express	90,000.00	4-Oct-07	300	31-Oct-32	Purchase	81.82	5.59	Interest Only	Investment	Y	N	Live	91,691.65	91,691.65	Interest Only	Investment	2.25	91,691.65	Tracker	171.92	2.00	Y	N		Employed		30,500.00		Flat or Apartment	1920	Feudal	0	N	1st	100,000.00	110,000.00	6-Aug-07	Physical	110,000.00	6-Aug-07	105,487.41	86.92	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
65	36 months PH	B	A	A	✗	✓	✓	RISK.35 - Authorised Let: Consent to Let given 11th April 2017 for 12 month period. Correspondence address captured. Warning marker present on warnings screen. Account continues to be well conducted, payments being received regularly by direct debit and up to date			✓	✓		CLS	UFSS	Mortgage Express	74,800.00	16-Oct-07	360	31-Oct-37	Purchase	110.00	6.69	Repayment	Repayment	Y	N	Live	61,095.32	61,095.32	Repayment	Repayment	2.25	61,095.32	Tracker	312.25	2.00	N	N		Employed		35,999.00		Flat or Apartment	1820	Feudal	0	N	1st	77,500.00	68,000.00	25-Sep-07	Physical	68,000.00	25-Sep-07	65,210.40	93.69	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
66	36 months PH	B	B	A	✗	✗	✓	RISK.55 - Title - Other Charges: Title search dated 31st July 2017 shows a second charge registered in favour of Evolution Lending LTD dated 28th November 2016. There are no details as to the reason for this charge or the amount charged.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Bank payments received in the account during the last week of the each month. Account has generally performed in the last year with small credit balance, however June 2017 payment missed. No attempt of contact seen on notes. Unable to establish the reason for the delay. During 2014 and 2015 the account was up to 1 month in arrears as borrower 1 was redundant and borrower was working part time. No attempt of contact seen on notes. Unable to establish the reason for the delay.		✓	✓		CLS	UFSS	Mortgage Express	125,000.00	26-Oct-07	300	31-Oct-32	Purchase	103.31	6.19	Repayment	Repayment	N	N	Live	97,018.94	97,018.94	Repayment	Repayment	2.25	97,018.94	Tracker	620.33	2.00	N	N		Employed		46,800.00		Semi Detached House	1960	Freehold	0	N	1st	121,000.00	121,000.00	29-Jun-07	Physical	121,000.00	29-Jun-07	132,416.87	73.27	424.12	0	Bank Payment	Paying	Decrease	Unemployed	No ATP	No Active ATP	No ATP								0			Temp switch to Interest only	Account temporary changed to interest only to pay off arrears. Between June 2010 and May 2012.			N			IO to REP	3-May-12	None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
67	36 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: Account statement sent to Borrower returned to Lender on 27th May 2017 stating "Gone Away". Incorrect mailing address flag placed by Lender on the account but no evidence of any subsequent follow up.			✓	✓		CLS	UFSS	Mortgage Express	138,600.00	8-Nov-07	300	30-Nov-32	Purchase	90.00	5.89	Interest Only	Investment	N	N	Live	140,963.34	140,963.34	Interest Only	Investment	2.25	140,963.34	Tracker	264.31	2.00	Y	N		Self-Employed		49,350.00		Terraced House	1985	Freehold	0	N	1st	154,000.00	154,000.00	22-Aug-07	Physical	154,000.00	22-Aug-07	215,669.12	65.36	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
68	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	100,800.00	13-Nov-07	300	30-Nov-32	Purchase	90.00	5.94	Interest Only	Investment	N	N	Live	102,358.54	102,358.54	Interest Only	Investment	2.25	102,358.54	Tracker	191.93	2.00	Y	N		Employed		35,000.00		Flat or Apartment	1900	Leasehold	79	N	1st	112,000.00	112,000.00	23-Jul-07	Physical	112,000.00	23-Jul-07	142,134.07	72.02	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
69	36 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Switched to Interest Only effective 25thSeptember 2008. No evidence seen of repayment vehicle.			✓	✓		CLS	UFSS	Mortgage Express	105,000.00	19-Nov-07	360	30-Nov-37	Purchase	100.00	6.19	Repayment	Repayment	Y	N	Live	101,900.66	101,900.66	Interest Only	Unknown	2.25	104,980.66	Tracker	194.07	2.00	N	N		Employed	Employed	18,200.00	16,500.00	Semi Detached House	1993	Freehold	0	N	1st	105,000.00	105,000.00	28-Sep-07	Physical	105,000.00	28-Sep-07	106,634.38	95.56	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	25-Sep-08	Switch to Interest Only	25-Sep-08		N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
70	36 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Charge dated 26March2014 registered 31March2014 in favour of Conister Bank Limited Co.			✓	✓		CLS	UFSS	Mortgage Express	269,995.00	30-Nov-07	360	30-Nov-37	Purchase	100.00	6.39	Repayment	Repayment	N	N	Live	218,102.81	218,102.81	Repayment	Repayment	2.25	218,102.81	Tracker	1111.1	2.00	N	N		Employed	Unknown	87,500.00	0.00	Detached House	2007	Freehold	0	N	1st	269,995.00	269,995.00	17-Sep-07	Physical	269,995.00	17-Sep-07	288,067.01	75.71	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
71	36 months PH	A	A	A	✗	✓	✓				✓	✓	RISK.30 - BKO / IVA Post-Completion: Borrower entered into an IVA 9th September 2010, Creditfix Ltd. The Borrower were having a few problems with bounced payments at this time and up to 2015. No affect on payments in the last 12 months, all paid on time.	CLS	UFSS	Mortgage Express	105,500.00	30-Nov-07	360	30-Nov-37	Purchase	100.00	6.25	Repayment	Repayment	Y	N	Live	82,912.66	82,912.66	Repayment	Repayment	2.25	82,912.66	Tracker	422.39	2.00	N	N		Employed		39,000.00		Terraced House	1930	Leasehold	895	N	1st	105,500.00	105,500.00	1-Oct-07	Physical	105,500.00	1-Oct-07	107,748.79	76.95	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
72	36 months PH	B	A	A	✗	✓	✓
RISK.03 - Third Party Payments: Spouse, who is not party to the mortgage, makes the  payments by debit card and confirms her address as the security address on security checks.

RISK.55 - Title - Other Charges: Equitable charge registered in favour of Lloyds Bank PLC dated 28th September 2009.  Equitable charge registered in favour of Arkle Finance Limited dated 6th November 2009. Equitable charge registered in favour of Arkle Finance Limited dated 21st January 2010. Unilateral notice in respect of a final charging order dated 21st June 2012 in favour of Hessle Limited dated 26th September 2012.

RISK.63 - Other Occupants: There is evidence that Borrowers spouse lives in the property. Not noted on the application form and no offer condition.
											✓	✓		CLS	UFSS	Mortgage Express	279,000.00	7-Dec-07	144	31-Dec-19	Purchase	90.00	6.49	Interest Only	Investment	N	N	Live	283,432.88	283,432.88	Interest Only	Investment	2.25	283,432.88	Tracker	531.55	2.00	Y	N		Self-Employed		200,000.04		Detached House	0	Freehold	0	N	1st	310,000.00	310,000.00	9-Nov-07	Physical	310,000.00	9-Nov-07	317,612.82	89.24	0.00	0	Card Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Letters were sent in 2013 and 31st December 2016. Borrower was successfully contacted by telephone on 18th May 2016.	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
73	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	309,500.00	5-Dec-07	300	31-Dec-32	Purchase	89.71	6.24	Interest Only	Investment	N	N	Live	302,949.92	302,949.92	Interest Only	Investment	2.25	309,196.96	Tracker	568.04	2.00	Y	N		Self-Employed		80,000.00		Terraced House	0	Freehold	0	N	1st	345,000.00	345,000.00	9-Jul-07	Physical	345,000.00	9-Jul-07	483,154.84	62.7	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y	Solicitors were instructed on 10th November 2008 and hearing adjourned on 11th December 2008 as arrears cleared. No litigation since.						✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
74	36 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: The borrower changed his address in 2011. He applied for a consent to lettings pack at the time but the file was closed in October 2011 as there was no response. There has been no further updates about this and no further action taken. Account is up to date and there have been no payment issues.			✓	✓		CLS	UFSS	Mortgage Express	123,075.00	5-Dec-07	300	31-Dec-32	Purchase	89.51	6.34	Repayment	Repayment	N	N	Live	89,034.03	89,034.03	Repayment	Repayment	2.25	89,034.03	Tracker	567.43	2.00	Y	N		Employed		36,000.00		Terraced House	0	Feudal	0	N	1st	136,750.00	137,500.00	31-Oct-07	Physical	137,500.00	31-Oct-07	129,466.60	68.77	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
75	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	207,000.00	14-Dec-07	240	31-Dec-27	Purchase	90.00	5.54	Interest Only	Investment	N	N	Live	210,323.94	210,323.94	Interest Only	Endowment	2.25	210,323.94	Tracker	394.36	2.00	Y	N		Employed	Employed	76,361.00	6,520.00	Semi Detached House	0	Freehold	0	N	1st	230,000.00	230,000.00	18-Oct-07	Physical	230,000.00	18-Oct-07	299,256.24	70.28	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
76	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	194,750.00	21-Dec-07	300	31-Dec-32	Purchase	95.00	5.99	Interest Only	Investment	Y	N	Live	196,308.09	196,308.09	Interest Only	Investment	1.75	196,308.09	Tracker	286.29	1.50	N	N		Self-Employed		51,500.00		Terraced House	1960	Freehold	0	N	1st	205,000.00	205,000.00	4-Oct-07	Physical	205,000.00	4-Oct-07	303,234.79	64.74	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
77	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	103,500.00	11-Jan-08	300	31-Jan-33	Purchase	90.00	6.49	Interest Only	Investment	Y	N	Live	105,316.01	105,316.01	Interest Only	Investment	2.25	105,316.01	Tracker	197.47	2.00	Y	N		Self-Employed		35,000.00		Terraced House	1978	Freehold	0	N	1st	115,000.00	115,000.00	15-Nov-07	Physical	115,000.00	15-Nov-07	117,451.29	89.67	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
78	36 months PH	C	A	A	✗	✓	✓
RISK.55 - Title - Other Charges: Equitable charge created by an interim charge dated 20th December 2013 in favour of The Legal Services Commission.

RISK.02 - Equity Claim Made / Intended: Notice of home rights under the family law act 1996 noted on the Land Registry Search.

RISK.03 - Third Party Payments: Spouse, who is not party to the mortgage, is currently making payments following DWP stopping in November 2015.  She has been making previously so there is no indication this is likely to stop.

RISK.63 - Other Occupants: Borrowers spouse is making the mortgage payments. Although no official notes on file the land registry confirms borrowers spouse has a notice of home rights registered against the property and confirms her address as the property address.
											✓	✓		CLS	UFSS	Mortgage Express	212,500.00	29-Jan-08	300	31-Jan-33	Purchase	85.00	5.99	Interest Only	Investment	N	N	Live	214,772.75	214,772.75	Interest Only	Investment	2.25	214,772.75	Tracker	402.73	2.00	Y	N		Self-Employed		57,925.00		Terraced House	0	Freehold	0	N	1st	250,000.00	250,000.00	4-Jan-08	Physical	250,000.00	4-Jan-08	372,545.77	57.65	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP				ATP in July 2015 for CMS plus 109.12. Ended in October 2015 following payments being made by DWP.				0			None				N					None			N							✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
79	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	171,000.00	14-Feb-08	276	28-Feb-31	Remortgage	74.35	5.69	Interest Only	Investment	N	N	Live	173,746.08	173,746.08	Interest Only	Investment	2.25	173,746.08	Tracker	325.78	2.00	Y	N		Self-Employed		55,000.00		Semi Detached House	0	Freehold	0	N	1st	230,000.00	230,000.00	5-Feb-08	Physical	230,000.00	5-Feb-08	304,706.82	57.02	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
80	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	95,000.00	12-Mar-08	360	31-Mar-38	Purchase	100.00	6.69	Repayment	Repayment	N	N	Live	78,189.90	78,189.90	Repayment	Repayment	2.25	78,189.90	Tracker	393.29	2.00	N	N		Employed	Employed	40,647.00	13,046.00	Terraced House	0	Feudal	0	N	1st	95,000.00	95,000.00	7-Feb-08	Physical	95,000.00	7-Feb-08	90,973.43	85.95	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
81	36 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: September and December 2016 payments missing but paid in second presentation. January 2017 missed but paid by card a few days later. In January 2017 borrower switched to card payments. The reason given was prioritisation of other commitments. No further issues and account currently up to date.		✓	✓		CLS	UFSS	Mortgage Express	251,750.00	25-Mar-08	300	31-Mar-33	Purchase	95.00	6.89	Interest Only	Investment	N	N	Live	253,429.67	253,429.67	Interest Only	Investment	2.25	253,429.67	Tracker	475.19	2.00	Y	N		Self-Employed		80,412.00		Flat or Apartment	0	Leasehold	997	N	1st	265,000.00	265,000.00	13-Dec-07	Physical	265,000.00	13-Dec-07	270,648.63	93.64	0.00	0	Card Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
82	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	144,000.00	18-Mar-08	204	31-Mar-25	Remortgage	90.00	5.25	Interest Only	Investment	N	N	Live	144,754.09	144,754.09	Interest Only	Investment	2.25	144,754.09	Tracker	271.42	2.00	Y	N		Employed		41,000.00		Flat or Apartment	2004	Leasehold	122	N	1st	160,000.00	160,000.00	19-Feb-08	Physical	160,000.00	19-Feb-08	211,969.96	68.29	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
83	36 months PH	B	A	A	✗	✓	✓	RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: No repayment vehicle noted in the original application or in file notes. Borrower was contacted by phone in November 2016 but said he was not interested in discussing switching from interest only.			✓	✓		CLS	UFSS	Mortgage Express	156,750.00	27-Mar-08	300	31-Mar-33	Purchase	95.00	5.59	Interest Only	Unknown	N	N	Live	157,497.44	157,497.44	Interest Only	Unknown	2	157,497.44	Tracker	262.5	1.75	N	N		Employed		54,000.00		Semi Detached House	1972	Freehold	0	N	1st	165,000.00	165,000.00	21-Dec-07	Physical	165,000.00	21-Dec-07	168,517.07	93.46	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
84	36 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	248,099.00	4-Apr-08	240	30-Apr-28	Remortgage	88.61	5.94	Interest Only	Other	N	N	Live	230,305.51	230,305.51	Interest Only	Investment	2.25	251,262.87	Tracker	433.31	2.00	Y	N		Employed		72,250.00		Terraced House	2000	Freehold	0	N	1st	280,000.00	280,000.00	8-Feb-08	Physical	280,000.00	8-Feb-08	370,947.44	62.09	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
85	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	134,950.00	28-Mar-08	216	31-Mar-26	Purchase	89.97	6.54	Interest Only	Unknown	Y	N	Live	137,005.58	137,005.58	Interest Only	Investment	2.25	137,005.58	Tracker	256.89	2.00	Y	N		Self-Employed	Unknown	57,198.00	0.00	Semi Detached House	1930	Freehold	0	N	1st	149,950.00	150,000.00	3-Mar-08	Physical	150,000.00	3-Mar-08	171,704.73	79.79	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
86	36 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	161,500.00	31-Mar-08	276	31-Mar-31	Remortgage	85.00	6.74	Repayment	Repayment	N	N	Live	110,861.89	110,861.89	Repayment	Repayment	2.25	110,861.89	Tracker	781.79	2.00	Y	N		Self-Employed		50,000.00		Detached House	1998	Freehold	0	N	1st	190,000.00	190,000.00	11-Jan-08	Physical	190,000.00	11-Jan-08	197,872.30	56.03	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	ATP Pending	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
87	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	374,000.00	1-Apr-08	300	30-Apr-33	Remortgage	70.57	6.89	Interest Only	Other	N	N	Live	414,821.25	414,821.25	Interest Only	Investment	1.89	414,821.25	Tracker	653.35	1.64	Y	N		Employed	Self-Employed	65,000.00	65,000.00	Terraced House	1900	Freehold	0	N	1st	530,000.00	530,000.00	24-Jun-08	Physical	530,000.00	24-Jun-08	789,797.03	52.52	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
88	36 months PH	A	B	A	✓	✗	✓
PAY.03 - New arrears >1mth in past 12mths: Direct debit 30th July 2016 rejected 2nd August 2016 and successfully recollected 9th August 2016.  Direct debit August 2016 rejected and card payment made 8th September 2016 to replace.  Direct debit 12th January 2017 rejected and direct debit due 30th January 2017 was rejected 31st January 2017 leaving the account 2 payments in arrears.  A card payment of 450.00 was made 2nd February 2017 brought the account up to date.  Direct debit due 28th February 2017 was rejected on 1st March 2017 and successfully recollected on 9th March 2017.  March, April, May and June 2017 direct debits have all been collected successfully and the account is currently up to date.  Notes dated 8th March 2017 state the reason for arrears is prioritisation of other commitments.
											✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	119,000.00	11-Apr-08	252	30-Apr-29	Remortgage	72.12	6.39	Interest Only	Investment	N	N	Live	120,025.28	120,025.28	Interest Only	Investment	2.25	120,025.28	Tracker	225.05	2.00	Y	N		Self-Employed		37,500.00		Maisonette	1750	Leasehold	995	N	1st	165,000.00	165,000.00	5-Mar-08	Physical	165,000.00	5-Mar-08	190,941.35	62.86	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
89	36 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	213,750.00	1-May-08	300	31-May-33	Purchase	89.06	5.39	Interest Only	Investment	N	N	Live	216,974.73	216,974.73	Interest Only	Investment	2.25	216,974.73	Tracker	406.83	2.00	Y	N		Employed		48,500.00		Flat or Apartment	1900	Leasehold	69	N	1st	237,500.00	240,000.00	9-Jan-08	Physical	240,000.00	9-Jan-08	357,643.94	60.67	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
90	36 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	90,000.00	2-May-08	360	31-May-38	Purchase	100.00	6.99	Repayment	Repayment	N	N	Live	74,914.48	74,914.48	Repayment	Repayment	2.25	74,914.48	Tracker	374.83	2.00	N	N		Employed		22,000.00		Terraced House	1907	Freehold	0	N	1st	90,000.00	90,000.00	15-Feb-08	Physical	90,000.00	15-Feb-08	93,728.99	79.93	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y	Litigations instructed 28 December 2011 and ceased 10th February 2012			10-Feb-12	SPO set for 30 months from March 2012 to August 2014 CMS plus 50, then CMS plus 41.64 to clear in September 14		✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
91	36 months PH	B	A	A	✗	✓	✓
RISK.36 - Borrower whereabouts unknown: Returned mail received continuously since 10th December 2012. Since that date a total of 7 items of post returned with the most recent being 23rd August 2016 and 5th May 2017.  The system is unclear as to when the current correspondence address registered. As such the current whereabouts of borrower appear unknown. The current correspondence address differs from that of the security. There is no indication that the borrower has ever sought or been granted permission to let and so the current occupancy of property unknown. It would appear therefore that the property is subject to an unauthorised letting at this time. There have no field agents instructed to verify the occupancy of the property.
											✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	130,625.00	20-Jun-08	168	30-Jun-22	Purchase	95.00	5.99	Interest Only	Investment	Y	N	Live	132,155.24	132,155.24	Interest Only	Investment	1.75	132,155.24	Tracker	192.73	1.50	N	N		Employed		39,000.00		Flat or Apartment	2008	Leasehold	124	N	1st	137,500.00	145,000.00	21-Jan-08	Physical	145,000.00	21-Jan-08	192,097.78	68.8	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Letters sent April, May, June and July 2013. Loan has exactly 5 years to maturity at 30th June 2017 being data cut off.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
92	36 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	113,000.00	27-May-08	300	31-May-33	Purchase	100.00	6.69	Repayment	Repayment	Y	N	Live	86,129.19	86,129.19	Repayment	Repayment	2.25	86,129.19	Tracker	536.91	2.00	N	N		Employed	Employed	22,500.00	18,440.00	Semi Detached House	1955	Freehold	0	N	1st	113,000.00	113,000.00	3-Apr-08	Physical	113,000.00	3-Apr-08	130,096.08	66.2	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
93	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Bradford and Bingley	223,250.00	26-Apr-07	360	30-Apr-37	Purchase	95.00	4.99	Interest Only	Investment	N	N	Live	224,597.85	224,597.85	Interest Only	Investment	2.34	224,597.85	Tracker	437.97	2.09	N	N		Employed		65,000.00		Detached House	2007	Freehold	0	N	1st	235,000.00	235,000.00	1-Apr-07	Physical	235,000.00	1-Apr-07	223,575.11	100.46	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
94	36 months PH	B	B	A	✗	✗	✓
RISK.37 - Principal Borrower no longer resides: Borrowers applied to let the property in June 2014 but they did not provide necessary documentation as requested by the lender at the time. They have since changed their correspondence address so it is evident that they no longer reside and in all probability the property is let as they previously indicated. Payments are currently being made and the account is up to date.

RISK.66 - Unauthorised Tenancy: The borrowers applied to let the property in June 2014 and signed the relevant documents stating that the property was let. However, they have not provided the requested AST agreement so the tenancy is considered to be unauthorised as the lender cannot determine on what basis the property is let. The account has been in arrears historically but maintained on the whole over the last 12 months so it is assumed that if the property is being let the rent is sufficient to cover the mortgage. There is a correspondence address for each Borrower so whereabouts are known.
									PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debits returned unpaid June 2016, September 2016 and January 2017 but payments made by bank payment in the same or next month. The arrears have not exceeded one month in the last 12 months and the payments made for April, May and June 2017 have exceeded the contractual monthly payment by 89.73.		✓	✓		CLS	UFSS	Bradford and Bingley	119,450.00	3-Aug-07	300	31-Aug-32	Purchase	100.00	5.79	Repayment	Repayment	N	N	Live	93,035.22	93,035.22	Repayment	Repayment	2.34	93,459.81	Tracker	609.5	2.09	N	N		Employed	Employed	18,800.00	25,000.00	Flat or Apartment	1890	Leasehold	999	N	1st	119,450.00	119,450.00	3-Jul-07	Physical	119,450.00	3-Jul-07	116,867.10	79.61	0.00	0	Bank Payment	Paying	No Current Arrears	Reduced Income	No ATP	No Active ATP	No ATP								0			Temp switch to Interest only
The account was switched to interest only on 29th July 2009 to help the borrowers through a period of financial difficulty. The mortgage was switched back to capital and repayment on 28th August 2012. This was done as part of a switchback project. There have been three unpaid direct debits in the  last 12 months with the payments being made by card payment a few days later so overall the account has been maintained satisfactorily since and therefore the forbearance did help the borrowers in the short term.
																																																																																		N			IO to REP	5-Jul-12	Switch to Repayment	5-Jul-12
The account was switched to interest only on 29th July 2009 to help the borrowers through a period of financial difficulty. The mortgage was switched back to capital and repayment on 28th August 2012. This was done as part of a switchback project. There have been three unpaid direct debits in the  last 12 months with the payments being made by card payment a few days later so overall the account has been maintained satisfactorily since and therefore the forbearance did help the borrowers in the short term.
																																																																																										N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
95	36 months PH	A	B	A	✓	✗	✓
PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit returned unpaid 19th April 2017. Contractual monthly instalment paid by bank card the following day. Direct debit also returned unpaid 15th May 2017 and payment made by bank card on 2nd June so 18 days late. Direct paid for June 2017. No other issues in the last 12 months. Two unpaid direct debit fees have been charged in the sum of 6.50. The borrowers have also been charged an arrears admin fee of 40 in line with the arrears charging policy for Bradford and Bingley loans. The direct debit was cancelled on the 16th May but was then re-set up.
											✓	✓		CLS	UFSS	Bradford and Bingley	85,000.00	1-Nov-07	360	30-Nov-37	Remortgage	89.47	6.69	Repayment	Repayment	N	N	Live	67,349.52	67,349.52	Repayment	Repayment	2.34	67,349.52	Tracker	345.75	2.09	N	N		Employed	Employed	26,000.00	10,900.00	Terraced House	1935	Freehold	0	N	1st	95,000.00	95,000.00	24-Aug-07	Physical	95,000.00	24-Aug-07	92,945.79	72.46	0.00	0	Direct Debit	Paying	No Current Arrears	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
96	36 months PH	B	A	A	✗	✓	✓
RISK.55 - Title - Other Charges: System shows 2 additional charges: Lancashire Council -  December 2000 and Link Financial - November 2009.

RISK.33 - True IOCS Hold Out Marker: Loan is flagged as True Interest Only. Loan was due to mature 2018 but has now redeemed.

RISK.06 - Loan maturing in under 5 years not correctly managed: Interest Only letters were sent December 13, January 14 and February 14, but then a TRU IOCS Holdout warning flag was placed on 7th August 2015, from then on no further letters were sent. This loan has now been redeemed.

RISK.05 - Switched to IO - no repayment vehicle: No repayment vehicle for the switch to Interest Only December 2013, however account recently redeemed.
											✗	✗	MISS.21 - Application Missing - Known: File build checklist confirms this is not available. MISS.24 - Valuation Missing - Known: The system details the re-inspection of the property in April 1994. The only document currently available is the original valuation report from January 1994 with figures relating to the value of the property prior to required works being undertaken. 29th August - The Servicer confirmed that the April 1994 valuation report is not available. INFO.10 - Loan Redeemed: Account redeemed August 2017.	CLS	UFSS	Bradford & Bingley (CBAS)	52,000.00	13-May-94	240	31-Jul-18	Purchase	82.54	6.24	Repayment	Repayment	N	N	Live	30,033.10	30,033.10	Interest Only	Unknown	4.34	30,033.10	SVR Linked	108.64	0.00	N	N	18-Aug-17	Employed	Employed	20,175.00	2,271.00	Terraced House	1900	Freehold	0	N	1st	61,500.00	63,000.00	13-Apr-94	Physical	63,000.00	13-Apr-94	178,548.52	16.82	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16	REP to IO	6-Dec-13	Switch to Interest Only	1-Sep-16	Repayment to Interest Only December 2013. Rate switch to 4.34% September 2016.	N
Loan was due to mature July 2018. Interest Only exit strategy letters sent December 2013, January 2014 and February 2014. Unable to trace any letters subsequent to these. TRU IOCS Holdout warning set 7th August 2015.
																																																																																																	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓
97	36 months PH	B	A	A	✗	✓	✓	RISK.44 - Lending into Retirement Issue: Both borrowers were retired at the time of account inception. Term is due to expire in 2018 and Borrower 1 and Borrower 2 will be 88 and 89 years old, respectively. However, loan is on a capital and repayment basis with a current balance of less than 4,000. All payments made over the last 12 months, minimal risk.			✓	✗	MISS.25 - KYC Missing - Known: File build checklist confirms this is not available for Borrower 2.	CLS	UFSS	Bradford & Bingley (CBAS)	27,000.00	16-May-94	300	31-May-19	Remortgage	62.79	7.74	Repayment	Repayment	N	N	Live	3,556.61	3,556.61	Repayment	Repayment	4.34	3,556.61	SVR Linked	164.84	0.00	N	N		RETIRED	RETIRED	9,321.00	3,519.00	Semi Detached House	1950	Freehold	0	N	1st	0.00	43,000.00	29-Mar-94	Physical	43,000.00	29-Mar-94	114,452.84	3.11	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
98	36 months PH	B	A	A	✗	✓	✓	RISK.32 - DWP payments: DWP currently paying 6.00 every 4 weeks. Borrower is making additional monthly payments. DWP have been paying to this account since, at least, 2009. RISK.44 - Lending into Retirement Issue: Borrower 2 was 63 years old at the time of the loan advance and will be 87 at loan maturity. However, risk is low as loan was converted from interest only to repayment in May 2005. Hence, capital balance has been reducing and equity increasing, currently approximately 2% Loan to Value. Furthermore, Borrower 1 is the main wage earner.			✓	✗	MISS.25 - KYC Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Bradford & Bingley (CBAS)	26,000.00	21-Feb-95	288	28-Feb-19	Purchase	59.09	6.65	Interest Only	Endowment	N	N	Live	2,190.15	2,190.15	Repayment	Repayment	6.19	2,190.15	Fixed	134.95	1.85	N	N		Employed	RETIRED	7,133.00	2,677.00	Semi Detached House	1950	Freehold	0	N	1st	44,000.00	44,000.00	24-Jan-95	Physical	44,000.00	24-Jan-95	126,810.15	1.73	0.00	0	Other Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 6.19%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
99	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	16,000.00	27-Oct-95	300	31-Oct-20	Purchase	71.11	6.04	Repayment	Repayment	Y	N	Live	3,401.36	3,401.36	Repayment	Repayment	4.34	3,401.36	SVR Linked	93.28	0.00	N	N		Employed		7,866.00		Terraced House	1900	Leasehold	900	N	1st	24,000.00	22,500.00	22-Jun-95	Physical	22,500.00	22-Jun-95	65,742.02	5.17	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 4.34%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
100	36 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	43,700.00	25-Jun-99	300	30-Jun-24	Purchase	95.00	4.85	Interest Only	Endowment	Y	N	Live	43,743.39	43,743.39	Interest Only	Endowment	4.34	43,743.39	SVR Linked	166.32	0.00	N	N		Employed	Self-Employed	18,900.00	0.00	Terraced House	1900	Freehold	0	N	1st	46,000.00	46,000.00	2-Jun-99	Physical	46,000.00	2-Jun-99	123,627.52	35.38	0.00	0	Direct Debit	Paying	No Current Arrears	Reduced Income	No ATP	No Active ATP	No ATP					27-Sep-16		Missed payment from over two years ago discussed. Borrower stated he had offered to pay this at the rate of £50 per month but this was not accepted by the servicer. Borrower advised he was prepared to go to court to dispute that this payment is outstanding and wanted confirmation from the lender that this amount is outstanding.	0			None				N					None			Y	No Litigation action since 17th March 2011	CMS + 40	27-Jul-11	14-Sep-11	SPO conditions - contractual monthly instalment plus 40. This was broken one month after commencement.		✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
101	12 months PH	B	A	A	✗	✓	✓
RISK.03 - Third Party Payments: The notes state in November 2016 that the Borrowers sister often calls to make payments by credit card to the account due to the customer not having the funds available on the  due date, the sister pays and then he pays her back when he gets paid.

RISK.41 - Complaint (not PPI): Complaint received in November 2016 and answered. Borrower is unhappy with the service given by an agent on 13th October 2016 as he was kept on line longer than necessary. He is unhappy that whenever his sister call to make payments into the account with her credit card, she is asked a lot of questions. A previous complaint was received and rejected in April 2016 regarding a misadvised regarding how the interest of the overpayments is calculated.

RISK.05 - Switched to IO - no repayment vehicle: Loan was originally set up in 2003 on repayment but converted at the borrowers request in 2008. There is no evidence of the repayment vehicle being agreed. However the account has 19107.20 overpayments.
											✓	✓		CLS	UFSS	Mortgage Express	250,000.00	30-Jun-03	300	2-Jul-28	Purchase	83.33	4.75	Repayment	Repayment	Y	N	Live	222,742.65	222,742.65	Interest Only	Unknown	2.25	222,742.65	Tracker	428.72	2.00	Y	N		Self-Employed		100,000.00		Flat or Apartment	2003	Leasehold	999	N	1st	299,995.00	300,000.00	11-Jun-03	Physical	300,000.00	11-Jun-03	519,440.38	42.88	0.00	0	Card Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		17-Aug-07	REP to IO	20-Aug-08	Multiple (Specify)	20-Aug-08	Rate switch and at the same time changed to Interest Only, no repayment vehicle stated.	N							✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
102	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	175,000.00	30-Jul-02	300	2-Aug-27	Purchase	94.59	6.25	Repayment	Repayment	N	N	Live	19,476.76	19,476.76	Repayment	Repayment	1.75	95,678.92	Tracker	206.04	1.50	N	N		Employed	Employed	51,000.00	36,750.00	Bungalow	1890	Freehold	0	N	1st	185,000.00	185,000.00	25-Apr-02	Physical	185,000.00	25-Apr-02	406,645.57	4.79	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
103	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	216,000.00	18-Jul-03	240	2-Aug-23	Purchase	90.00	5.75	Interest Only	Investment	N	N	Live	256,648.38	256,648.38	Interest Only	Unknown	2.25	256,648.38	Tracker	481.22	2.00	Y	N		Employed		95,000.00		Bungalow	1940	Freehold	0	N	1st	240,000.00	240,000.00	27-Apr-05	Physical	300,000.00	27-Apr-05	466,104.55	55.06	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
104	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.33 - Further advance documents missing - Known: File build checklist confirms no documents are available for the Further advance.	CLS	UFSS	Mortgage Express	262,500.00	1-Jun-00	240	2-Jul-20	Remortgage	70.00	5.54	Interest Only	Investment	N	N	Live	363,616.74	363,616.74	Interest Only	Investment	1.04	363,616.74	Tracker	315.14	0.79	Y	N		Self-Employed		90,000.00		Terraced House	1940	Leasehold	148	N	1st	375,000.00	375,000.00	5-Feb-02	Physical	525,000.00	5-Feb-02	1,288,188.07	28.23	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
Loan matures July 2020. Letters sent June 2013, August 2013 and September 2013. Further letter sent June 2017 for 3 year reminder. Numerous different unsuccessful attempts to contact borrower between September and November 16.
																																																																																																	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗
105	12 months PH	B	B	A	✗	✗	✓	RISK.05 - Switched to IO - no repayment vehicle: Account changed from Repayment to interest only in 2007 no repayment vehicle noted on file. Servicer attempted to contact borrowers as part of the interest only campaign in July 2016. No contact was successfully made with the borrower and there is no recorded current repayment strategy in place. RISK.32 - DWP payments: Since November 2010 all the payments into the account are DWP payments, with the exception of payments between July 2013 and March 2014 that system indicates then as bank payments.	PAY.06 - Account in Credit - 2 consecutive payments missed: As the amount sent by DWP during these years have been a higher amount than the expected monthly instalment, the account currently presents a positive balance of 13k. However last payment into the account was in July 2016. System notes shows three unsuccessful attempts to contact borrowers in July 2016. No further notes.		✓	✓		CLS	UFSS	Mortgage Express	120,000.00	25-Aug-04	300	2-Sep-29	Purchase	82.76	5.69	Repayment	Repayment	N	N	Live	101,510.38	101,510.38	Interest Only	Unknown	2.25	101,510.38	Tracker	189.27	2.00	Y	N		Self-Employed	Self-Employed	32,500.00	18,700.00	Cottage	1975	Freehold	0	N	1st	145,000.00	145,000.00	23-Mar-04	Physical	145,000.00	23-Mar-04	218,887.06	46.38	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	21-Sep-07	Switch to Interest Only	21-Sep-07	Loan switched to repayment, no repayment vehicle noted.	Y	Account in litigation in 2007. Eviction cancelled in December 2007 after borrower paid 5k to redeem. Unable to establish the reason for historic arrears.			11-Dec-07			✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
106	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Title extract dated 26th July 2017 shows a interim charging order dated 06th March 2006 registered in favour of The Royal Bank of Scotland PLC. There are no details as to the reason for this charge or the amount charged.			✓	✓		CLS	UFSS	Mortgage Express	134,995.00	3-Jun-04	300	2-Jul-29	Purchase	84.37	5.64	Interest Only	Investment	N	N	Live	136,082.21	136,082.21	Interest Only	Investment	2.25	136,082.21	Tracker	255.16	2.00	Y	N		Employed	Employed	30,000.00	22,000.00	Semi Detached House	1954	Freehold	0	N	1st	149,950.00	160,000.00	26-Apr-04	Physical	160,000.00	26-Apr-04	247,015.45	55.09	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		12-Jun-07		12-Jun-07	Rate Switch	12-Jun-07	Rate switch to Fix rate of 5.99 until 31st July 2010. No any other further modification.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
107	12 months PH	B	A	A	✗	✓	✓	RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Repayment vehicle at origination and on the current servicer system is not specified in origination documentation or the system. Account subject to the interest only campaign in June and July 2016 however, no contact achieved and so current strategy unclear.			✓	✓		CLS	UFSS	Mortgage Express	66,000.00	1-Jun-04	300	2-Jul-29	Purchase	86.84	5.69	Interest Only	Unknown	Y	N	Live	67,017.39	67,017.39	Interest Only	Unknown	2.25	67,017.39	Tracker	125.66	2.00	Y	N		Employed		23,750.00		Bungalow	1970	Freehold	0	N	1st	76,000.00	76,000.00	10-May-04	Physical	76,000.00	10-May-04	98,091.60	68.32	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N				19-Jun-07	Rate Switch	19-Jun-07	Rate switch to 5.99 until 31th October 2010. Offer and letter sent to borrower, confirms the switch in June 2007.	N							✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
108	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: Originally a Let to buy application in which borrower stated that he was going to occupy the subject property. System shows that borrowers postal address is now different than the security address indicating they are not occupying. The last note in system is dated 2006 and there is no evidence that a change of address was queried. It is likely the property is now an unauthorised let but this is not confirmed. The loan is on a repayment basis, has been performing well with a remaining term of 3 years and outstanding amount is 10k. Minimal risk.			✓	✓		CLS	UFSS	Mortgage Express	52,250.00	13-Jul-00	240	2-Aug-20	Purchase	87.08	7.25	Repayment	Repayment	N	N	Live	10,619.64	10,619.64	Repayment	Repayment	1.25	10,619.64	Tracker	292.73	1.00	N	N		Employed		35,100.00		Terraced House	1980	Leasehold	70	N	1st	55,000.00	60,000.00	17-May-00	Physical	60,000.00	17-May-00	182,848.62	5.81	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
109	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Loan was originally set up in 2003 on repayment but converted at the borrowers request in 2006. No repayment vehicle noted. 2015 Interest only campaign reflects that she will sell the property nearer to end of term and she will use equity to downsize.			✓	✓		CLS	UFSS	Mortgage Express	166,500.00	2-Oct-03	264	2-Nov-25	Purchase	90.00	4.49	Repayment	Repayment	N	N	Live	157,933.59	157,933.59	Interest Only	Unknown	2.25	157,933.59	Tracker	296.13	2.00	Y	N		Self-Employed		65,000.00		Bungalow	1975	Freehold	0	N	1st	185,000.00	185,000.00	2-Jun-03	Physical	185,000.00	2-Jun-03	373,356.99	42.3	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	4-Jan-06	Switch to Interest Only	4-Jan-06	Letter signed by borrower found on file requesting change to Interest only, not dated, although the change was in January 2006. No any other changes.	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
110	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	80,100.00	17-Sep-03	300	2-Oct-28	Purchase	90.00	4.89	Repayment	Repayment	N	N	Live	45,202.34	45,202.34	Repayment	Repayment	2.25	45,202.34	Tracker	379.3	2.00	Y	N		Employed	Self-Employed	14,000.00	20,000.00	Semi Detached House	1928	Freehold	0	N	1st	89,000.00	89,000.00	30-Jul-03	Physical	89,000.00	30-Jul-03	139,756.47	32.34	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N				28-Sep-06	Rate Switch	28-Sep-06	Rate switch fix 3 years 5.35 until 30 September 2009, offer seen on file. No any other loan modifications.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
111	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Change to Interest only on 18th July 2008 as per Borrower request. No evidence of repayment vehicle.			✓	✓		CLS	UFSS	Mortgage Express	94,250.00	5-Nov-03	300	2-Dec-28	Purchase	78.54	5.74	Repayment	Repayment	N	N	Live	85,926.90	85,926.90	Interest Only	Unknown	2.25	85,926.90	Tracker	161.12	2.00	Y	N		Self-Employed	Employed	40,000.00	22,000.00	Semi Detached House	1940	Freehold	0	N	1st	105,000.00	120,000.00	11-Aug-03	Physical	120,000.00	11-Aug-03	194,235.95	44.24	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		24-Jan-07	REP to IO	18-Jul-08	Rate Switch	18-Jul-08	Rate switch fix 5.35% until 31st December 2008. Change to Interest only on 18th July 2008 as per Borrower request.	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
112	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	114,000.00	5-Sep-02	300	2-Oct-27	Purchase	85.71	5.59	Repayment	Repayment	N	N	Live	59,289.03	59,289.03	Repayment	Repayment	1.04	59,289.03	Tracker	508.38	0.79	N	N		Employed	Employed	23,448.00	21,500.00	Semi Detached House	1994	Freehold	0	N	1st	133,000.00	133,000.00	8-Aug-02	Physical	133,000.00	8-Aug-02	273,974.03	21.64	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
113	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	125,100.00	15-Jul-04	300	2-Aug-29	Purchase	89.36	5.74	Repayment	Repayment	Y	N	Live	74,129.21	74,129.21	Repayment	Repayment	2.25	74,129.21	Tracker	584.35	2.00	Y	N		Employed		39,000.00		Bungalow	1904	Freehold	0	N	1st	139,000.00	140,000.00	5-May-04	Physical	140,000.00	5-May-04	216,138.52	34.3	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
114	12 months PH	A	B	A	✓	✗	✓		PAY.05 - Account in Credit - Payment Missed/Partial Payments: Account is in Credit by 25552.72. Borrower pays by Bank Payment usually at the beginning of the month. Expected amount is 203.30 but borrower usually sends 500. Two payments were received in September 2016, but payments missed in October and November 2016 . June 2017 payment was missed. These missed payments have not been queried. and there is no other indication in notes that the borrower is in financial difficulties.		✓	✓		CLS	UFSS	Mortgage Express	222,300.00	6-Jul-04	300	2-Aug-29	Remortgage	90.00	5.69	Interest Only	Investment	N	N	Live	196,620.56	196,620.56	Interest Only	Sale of Property	1.24	196,620.56	Tracker	203.3	0.99	Y	N		Self-Employed		70,000.00		Semi Detached House	1894	Freehold	0	N	1st	0.00	247,000.00	25-May-04	Physical	247,000.00	25-May-04	446,284.54	44.06	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		15-Jun-07		15-Jun-07	Rate Switch	15-Jun-07	Confirmation letter sent to client regarding the rate change to 6.49	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
115	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	35,500.00	14-Sep-00	300	2-Oct-25	Purchase	98.61	5.75	Repayment	Repayment	N	N	Live	17,300.48	17,300.48	Repayment	Repayment	1.25	17,300.48	Tracker	186.55	1.00	N	N		Employed	Other	8,320.00	7,547.00	Bungalow	1900	Freehold	0	N	1st	35,500.00	36,000.00	13-Jul-00	Physical	36,000.00	13-Jul-00	85,410.58	20.26	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y
File closed in June 2013. 4 Previous eviction cancelled. Most recent eviction date 02nd May 2013 as full arrears cleared. Unable to establish the reason for the arrears. No late payments in the last two years. Currently account presents a credit balance of 812.01 as the monthly bank payments that borrower is sending are 200 and the expected payment is 187.56
																																																																																																	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
116	12 months PH	B	A	A	✗	✓	✓
RISK.37 - Principal Borrower no longer resides: Mail had been returned from 2015 and in 2016 borrower advised he no longer lived at the property and gave a correspondence address. Field agent called in 2015 and also got no response. No sign of any tenants. Borrower is paying and account is up to date.

RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Loan completed on interest only with an unknown repayment vehicle. The application form did not stipulate the repayment vehicle and lender system states unknown. During the interest only campaign in 2016 borrower indicated that either he will sell this property or another one he also owns to pay this off. There are no details of the other property and equity that may exist to repay this capital.
											✓	✓		CLS	UFSS	Mortgage Express	113,400.00	22-Jul-04	240	2-Aug-24	Purchase	90.00	5.69	Interest Only	Unknown	N	N	Live	113,838.19	113,838.19	Interest Only	Unknown	2.25	113,838.19	Tracker	213.45	2.00	Y	N		Self-Employed		49,200.00		Semi Detached House	1974	Freehold	0	N	1st	126,000.00	126,000.00	2-Jun-04	Physical	126,000.00	2-Jun-04	158,061.07	72.02	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
117	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	225,000.00	11-Nov-02	240	2-Dec-22	Purchase	90.00	5.74	Interest Only	Investment	N	N	Live	211,001.56	211,001.56	Interest Only	Sale of Property	2.25	225,619.52	Tracker	397.9	2.00	Y	N		Self-Employed		76,000.00		Bungalow	1900	Freehold	0	N	1st	250,000.00	250,000.00	9-Sep-02	Physical	250,000.00	9-Sep-02	540,048.08	39.07	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N				15-Dec-05	Rate Switch	15-Dec-05	Rate switch in Dec 2005, 5.15% 3 year fix . Product fee of 399 charged.	N						Overpayments of 279.42 since July 2013 and 400 since September 2016. Currently account presents a positive balance of 14617.96	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
118	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: As system notes, borrowers are no longer in occupation, they moved to Dubai in 2015 for three years job contract. Postal address was amended into system, however all the mail sent to Dubai is returned. Borrowers wife comes back regularly. No impact on the loan so far and payments for the last 12 months have been made.			✓	✓		CLS	UFSS	Mortgage Express	165,000.00	13-Jul-04	300	2-Aug-29	Purchase	82.50	5.59	Repayment	Repayment	N	N	Live	98,563.33	98,563.33	Repayment	Repayment	2.25	98,563.33	Tracker	776.96	2.00	Y	N		Employed	Employed	40,000.00	25,000.00	Semi Detached House	1969	Feudal	99	N	1st	200,500.00	200,000.00	7-Apr-04	Physical	200,000.00	7-Apr-04	286,790.16	34.37	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N				1-May-07	Rate Switch	1-May-07	Switch rate fix for 3 years 5.99% as per borrower requests. 599 fees charged.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
119	12 months PH	B	A	A	✗	✓	✓	RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Loan completed on interest only with the application form not stipulating the repayment vehicle. The servicer system also shows the repayment vehicle as unknown. However, following an interest only campaign call in February 2014 the borrower indicated that his strategy was to sell the property. An Ice letter was sent in February 2014 to confirm these discussions. No any further contact with borrower or letters seen since.			✓	✓		CLS	UFSS	Mortgage Express	211,500.00	20-Aug-04	216	2-Sep-22	Purchase	90.00	5.74	Interest Only	Unknown	Y	N	Live	212,835.54	212,835.54	Interest Only	Unknown	2.25	212,835.54	Tracker	399.07	2.00	Y	N		Self-Employed		75,000.00		Bungalow	1966	Freehold	0	N	1st	235,000.00	235,000.00	12-Jun-04	Physical	235,000.00	12-Jun-04	424,602.70	50.13	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		17-Sep-07		1-Oct-07	Rate Switch	1-Oct-07	Rate switch to 6.24 fix for 3 years. Application on file.	N						Last letter to Borrower to request exit strategy details is dated January 2015, however system shows that borrower joined the Interest only repayment program in February 2014	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
120	12 months PH	B	A	A	✗	✓	✓	RISK.41 - Complaint (not PPI): Complaint registered on 04th October 2016. Borrower was unhappy as he only could be refund the overpayments of his choices on his direct debit as opposed to any other methods like lump sum. Resolved in January 2017.			✓	✗	MISS.22 - Offer Missing - Known: Further Advance-File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	202,500.00	29-Nov-02	288	2-Dec-26	Purchase	90.00	6.75	Interest Only	Endowment	N	N	Live	241,576.18	241,576.18	Interest Only	Unknown	2.25	247,118.20	Tracker	449.4	2.00	Y	N		Self-Employed	Self-Employed	60,000.00	40,000.00	Detached House	1966	Freehold	0	N	1st	225,500.00	225,000.00	30-Sep-02	Physical	285,000.00	11-Apr-05	442,799.33	54.56	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N				17-Sep-05	Rate Switch	17-Sep-05	Rate switch 5 years fix until 31 December 2010 4.99. Further advance of 47000 on 21 April 2005.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
121	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	39,600.00	31-Oct-02	300	2-Dec-27	Purchase	90.00	6.75	Repayment	Repayment	N	N	Live	21,372.12	21,372.12	Repayment	Repayment	2.25	21,372.12	Tracker	191.95	2.00	Y	N		Self-Employed		34,000.00		Bungalow	1994	Feudal	0	N	1st	44,000.00	44,000.00	1-Oct-02	Physical	44,000.00	1-Oct-02	83,240.38	25.68	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
122	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	210,000.00	18-Aug-04	300	2-Sep-29	Purchase	80.32	5.59	Interest Only	Investment	N	N	Live	210,623.13	210,623.13	Interest Only	Unknown	2.25	210,623.13	Tracker	394.92	2.00	Y	N		Self-Employed		40,000.00		Detached House	1804	Freehold	0	N	1st	250,000.00	261,450.00	17-Jun-04	Physical	261,450.00	17-Jun-04	305,175.43	69.02	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
123	12 months PH	B	A	A	✗	✓	✓	RISK.01 - Underwriting Issue: Loan agreed on self certification basis, however application form does not specify any income. It only specifies the occupation of both of the borrowers and the position held. System only shows 1 as income. Unable to confirm if income at origination was correctly assessed for affordability. RISK.05 - Switched to IO - no repayment vehicle: Letter requesting change to Interest Only signed by borrowers, due to unemployment in 2006. No repayment vehicle noted.			✓	✗	MISS.25 - KYC Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	180,000.00	21-Mar-01	240	2-Apr-21	Remortgage	65.45	6.75	Repayment	Repayment	N	N	Live	155,105.06	155,105.06	Interest Only	Endowment	2.25	155,105.06	Tracker	290.83	2.00	Y	N		Employed	Employed	1.00	1.00	Flat or Apartment	1890	Leasehold	125	N	1st	0.00	275,000.00	20-Dec-00	Physical	275,000.00	20-Dec-00	784,029.19	19.78	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	7-Mar-06	Switch to Interest Only	7-Mar-06	Letter requesting change to Interest Only signed by borrowers, due to unemployment.	Y	Historic - no issues after 2010	CMS + 200
Account in litigation in 2006, suspended possession order after and agreement of monthly payment plus 200. After 2010 no any other payment issues, only in 2013 two direct debits rejected but paid a few days later by card.
																																																																																																Loan matures April 2021.Letters have been sent June, August and September 2013. 5 year letter sent march 2016 and several contact attempts are shown in pad notes.	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
124	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	57,600.00	24-Oct-03	300	2-Nov-28	Purchase	90.00	5.75	Repayment	Repayment	Y	N	Live	33,252.66	33,252.66	Repayment	Repayment	2.25	33,252.66	Tracker	277.23	2.00	Y	N		Self-Employed		25,000.00		Bungalow	1978	Freehold	0	N	1st	64,000.00	64,000.00	1-Oct-03	Physical	64,000.00	1-Oct-03	93,254.57	35.66	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
125	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	67,495.00	25-Nov-03	300	2-Dec-28	Purchase	89.99	5.74	Repayment	Repayment	N	N	Live	34,678.40	34,678.40	Repayment	Repayment	2.25	34,678.40	Tracker	287.26	2.00	Y	N		Employed		22,000.00		Bungalow	1900	Freehold	0	N	1st	74,995.00	75,000.00	29-Sep-03	Physical	95,000.00	7-Jan-05	119,981.10	28.9	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
126	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	152,955.00	29-Sep-04	300	2-Oct-29	Remortgage	89.97	5.95	Repayment	Repayment	N	N	Live	102,385.69	102,385.69	Repayment	Repayment	2.25	102,385.69	Tracker	797.53	2.00	Y	N		Self-Employed	Employed	45,000.00	18,000.00	Bungalow	1948	Freehold	0	N	1st	0.00	170,000.00	13-Jul-04	Physical	170,000.00	13-Jul-04	212,055.96	48.28	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			Temp switch to Interest only	2 years temporary switch to Interest only due to struggling in the monthly payments because they had a baby. From April 2010 until April 2012.			N			IO to REP	3-Apr-12	Rate Switch	3-Apr-12	Rate switch 6.49 fixed for 3 years with a fee of 699 in September 2009. 2 years temporary repayment change to Interest Only. Since 2012 account in repayment as payment method.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
127	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	160,200.00	1-Dec-03	264	2-Jan-26	Purchase	89.00	5.74	Interest Only	Unknown	N	N	Live	89,088.67	89,088.67	Repayment	Repayment	2.25	89,088.67	Tracker	960.41	2.00	Y	N		Employed		52,000.00		Bungalow	1933	Freehold	0	N	1st	179,995.00	179,995.00	10-Oct-03	Physical	179,995.00	10-Oct-03	300,365.98	29.66	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		22-Dec-08	IO to REP	22-Dec-08	Switch to Repayment	22-Dec-08	14 December 2006 switch to fix rate 5.39 for two years.22 December 2008 Change to repayment 4% fix rate. Borrower application form signed found on file.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
128	12 months PH	B	B	A	✗	✗	✓	RISK.05 - Switched to IO - no repayment vehicle: Remortgage originated in 2004,Change to interest only payments from the 5th June 2006. 75 fee charged. Vehicle of repayment not established at modification time. Maturity 2028 RISK.36 - Borrower whereabouts unknown: Borrower paid late on October. 12 attempts to contact borrower during the month where made by the lender with no avail. Borrower whereabouts unknown.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit rejected on 4th October 2016 but collected successfully on second presentation on 12th October 2016. Account currently up to date. The reason for that delayed is unknown as 12 attempts were made by lender during October 2016 to contact borrower but were all unsuccessful.		✓	✓		CLS	UFSS	Mortgage Express	100,000.00	11-Aug-04	288	2-Sep-28	Remortgage	83.33	5.89	Repayment	Repayment	N	N	Live	97,104.99	97,104.99	Interest Only	Unknown	2.25	97,104.99	Tracker	182.07	2.00	Y	N		Self-Employed		40,000.00		Detached House	1997	Freehold	0	N	1st	0.00	120,000.00	16-Jul-04	Physical	120,000.00	16-Jul-04	150,253.81	64.63	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		16-May-06	REP to IO	5-Jun-06	Switch to Interest Only	16-May-06	Remortgage originated in 2004, Change to interest only payments from the 5th June 2006. 75 fee charged. Vehicle of repayment not established at modification time. Maturity 2028	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
129	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	144,000.00	12-Aug-04	360	2-Sep-34	Remortgage	84.71	5.59	Repayment	Repayment	N	N	Live	101,172.64	101,172.64	Repayment	Repayment	2.25	101,172.64	Tracker	592.52	2.00	Y	N		Self-Employed		70,502.00		Cottage	1934	Freehold	0	N	1st	0.00	170,000.00	17-Jun-04	Physical	170,000.00	17-Jun-04	262,453.92	38.55	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
130	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	250,000.00	16-Sep-04	300	2-Oct-29	Purchase	89.29	5.59	Interest Only	Investment	N	N	Live	251,341.71	251,341.71	Interest Only	Unknown	2.25	251,341.71	Tracker	471.27	2.00	Y	N		Self-Employed	Employed	68,000.00	26,826.00	Maisonette	1910	Leasehold	92	N	1st	280,000.00	280,000.00	17-Jul-04	Physical	280,000.00	17-Jul-04	514,937.79	48.81	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N				1-Oct-07	Rate Switch	1-Oct-07	Instant switch rate 1.41 discount during 2 years plus 699 fee	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
131	12 months PH	B	B	A	✗	✗	✓	RISK.30 - BKO / IVA Post-Completion: Bankruptcy order registered 16th June 2016 in name of borrower 1 by Court Southend. No notes on file to indicate the reasons for bankruptcy. This does not appear to have had any material affect on the conduct of the mortgage. A direct debit was returned the first month that the BKO was declared and replaced with a card payment with the borrower explaining that this was due to a change of bank accounts.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit rejected on the 12th July 2016, also rejected on the second presentation on the 20th July 2016, but paid the same date with card. Borrower explained that the reason is for a change in the bank accounts as he is bankrupt. No any other delayed payments in the last years		✓	✗	MISS.33 - Further advance documents missing - Known: File build checklist confirms no documents are available for the further advance.	CLS	UFSS	Mortgage Express	128,250.00	24-Mar-04	360	2-Apr-34	Purchase	90.00	5.75	Interest Only	Endowment	N	N	Live	154,570.63	154,570.63	Interest Only	Unknown	2.25	154,570.63	Tracker	289.82	2.00	Y	N		Employed	Employed	30,000.00	20,000.00	Detached House	2003	Freehold	0	N	1st	142,500.00	142,500.00	6-Oct-04	Physical	195,000.00	10-Apr-06	223,199.00	69.25	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗
132	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	88,155.00	22-Sep-04	300	2-Oct-29	Purchase	90.00	5.74	Repayment	Repayment	N	N	Live	53,203.44	53,203.44	Repayment	Repayment	2.25	53,203.44	Tracker	414.43	2.00	Y	N		Employed		30,000.00		Terraced House	1969	Leasehold	976	N	1st	97,950.00	97,950.00	2-Jul-04	Physical	97,950.00	2-Jul-04	121,506.34	43.79	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
133	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	148,750.00	16-Aug-04	240	2-Sep-24	Purchase	85.00	5.74	Interest Only	Investment	N	N	Live	149,405.37	149,405.37	Interest Only	Unknown	2.25	149,405.37	Tracker	280.14	2.00	Y	N		Self-Employed		46,000.00		Terraced House	2004	Leasehold	99	N	1st	175,000.00	175,000.00	18-Jun-04	Physical	175,000.00	18-Jun-04	219,529.26	68.06	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
134	12 months PH	B	A	A	✗	✓	✓
RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Original application stated repayment vehicle was investments, but currently the system is showing as unknown. However, borrowers are operating a Choices overpayment plan to make overpayments which started on 1st October 2015. The monthly payment required is 312.65. The current arrangement is 941.53, that is over paid by 628.88 per month, which has led to a current overpayment on the account of 13,206.48. At this current level of overpayment the current outstanding balance would be reduced further to approximately half current level. The borrowers have said that they may look to make larger ad hoc payments in the future.
											✓	✓		CLS	UFSS	Mortgage Express	176,800.00	15-Sep-04	300	2-Oct-29	Purchase	85.00	5.95	Interest Only	Investment	Y	N	Live	164,844.06	164,844.06	Interest Only	Unknown	2.25	178,050.54	Tracker	312.65	2.00	Y	N		Self-Employed	Unknown	60,000.00	0.00	Semi Detached House	1944	Freehold	0	N	1st	208,000.00	208,000.00	21-Jul-04	Physical	208,000.00	21-Jul-04	319,513.89	51.59	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
135	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: 2nd charge registered in favour of Paragon Bank PLC dated 3rd January 2008 for 40000.			✓	✓		CLS	UFSS	Mortgage Express	118,000.00	9-Sep-04	300	2-Oct-29	Purchase	80.82	5.74	Interest Only	Investment	N	N	Live	118,862.28	118,862.28	Interest Only	Investment	2.25	118,862.28	Tracker	222.87	2.00	Y	N		Employed		40,000.00		Semi Detached House	1970	Freehold	0	N	1st	146,000.00	146,000.00	9-Jul-04	Physical	146,000.00	9-Jul-04	224,274.18	53	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
136	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: 2nd charge dated 25th October 2005 registered in favour of Elderbridge Limited for 30,000. 3rd charge dated 23rd June 2006 registered in favour of Elderbridge Limited for 50,000.			✓	✓		CLS	UFSS	Mortgage Express	205,200.00	18-Nov-03	300	2-Dec-28	Purchase	90.00	4.49	Interest Only	Investment	N	N	Live	206,071.56	206,071.56	Interest Only	Investment	2.39	206,071.56	Tracker	410.43	2.14	Y	N		Employed		64,000.00		Bungalow	1933	Freehold	0	N	1st	228,000.00	228,000.00	8-Oct-03	Physical	228,000.00	8-Oct-03	380,474.14	54.16	0.00	0	Card Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Jan-09			Rate Switch	1-Jan-09	Rate switched on 1st January 2009 to 4.290 per cent fixed for 2 years after borrower request.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
137	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	165,600.00	26-Jan-04	300	2-Feb-29	Purchase	90.00	4.74	Interest Only	Investment	N	N	Live	165,878.32	165,878.32	Interest Only	Investment	2.25	165,878.32	Tracker	311.03	2.00	Y	N		Employed		112,000.00		Bungalow	1900	Freehold	0	N	1st	184,000.00	184,000.00	24-Sep-03	Physical	184,000.00	24-Sep-03	313,484.28	52.91	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
138	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: 2nd charge registered in favour of Prestige Finance Limited dated 11th October 2005 for 31260			✓	✓		CLS	UFSS	Mortgage Express	131,750.00	28-Sep-04	300	2-Oct-29	Remortgage	85.00	5.95	Interest Only	Endowment	N	N	Live	133,333.98	133,333.98	Interest Only	Endowment	2.25	133,333.98	Tracker	250.01	2.00	Y	N		Employed	Employed	30,000.00	25,000.00	Terraced House	1974	Freehold	0	N	1st	0.00	155,000.00	10-Jun-04	Physical	155,000.00	10-Jun-04	239,296.22	55.72	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
139	12 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: Borrower 1 advised they were separating in October 2005. All verbal communication since has been with borrower 2 when several applications have been received to transfer the property into borrower 2 sole name that have not progressed. It is unclear if Borrower 1 is living at the property. All payments have been made over the last 12 months.			✓	✓		CLS	UFSS	Mortgage Express	139,500.00	27-Sep-04	300	2-Oct-29	Remortgage	90.00	5.89	Interest Only	Endowment	N	N	Live	137,728.31	137,728.31	Interest Only	Endowment	2.25	137,728.31	Tracker	258.24	2.00	Y	N		Self-Employed	Other	47,000.00	0.00	Maisonette	1930	Leasehold	99	N	1st	0.00	155,000.00	9-Jul-04	Physical	155,000.00	9-Jul-04	285,054.85	48.32	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
140	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	124,200.00	28-Oct-04	300	2-Nov-33	Purchase	89.68	5.95	Repayment	Repayment	Y	N	Live	84,678.58	84,678.58	Repayment	Repayment	2.25	84,678.58	Tracker	516.67	2.00	Y	N		Employed		40,000.00		Maisonette	1978	Leasehold	73	N	1st	138,000.00	138,500.00	29-Jul-04	Physical	138,500.00	29-Jul-04	254,710.30	33.25	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
141	12 months PH	A	B	A	✓	✗	✓
PAY.05 - Account in Credit - Payment Missed/Partial Payments: Account is in Credit by 1192.84. Borrowers pay by Bank Payment which was agreed in November 2014. Since then borrowers make up to 5 payments of 170.00 per month. Payment was missed in July 2016 and short payments made in February 2017, May 2017 and June 2017. These payments have not been queried nor a reason obtained for the shortfalls. There were problems with the account in 2010 when a warrant for possession was issued in January 2010. there are no further details. There is no indication in notes that the borrowers are currently in financial difficulties.
											✓	✓		CLS	UFSS	Mortgage Express	129,150.00	28-Oct-04	300	2-Nov-29	Purchase	90.00	5.59	Repayment	Repayment	N	N	Live	81,863.16	81,863.16	Repayment	Repayment	2.25	82,886.00	Tracker	632.39	2.00	Y	N		Self-Employed	Employed	37,576.00	24,000.00	Maisonette	1974	Leasehold	120	N	1st	143,500.00	143,500.00	20-Jul-04	Physical	143,500.00	20-Jul-04	263,905.62	31.02	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y	Initial litigation was in pre 2007 and no information brought forward. A warrant for possession was cancelled on 29th January 2010 as account was brought up to date.				Initial litigation was in pre 2007 and no information brought forward.		✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
142	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	66,000.00	25-Feb-04	240	2-Mar-24	Remortgage	50.77	5.25	Repayment	Repayment	N	N	Live	27,509.30	27,509.30	Repayment	Repayment	2.25	27,509.30	Tracker	370.62	2.00	Y	N		Self-Employed		25,000.00		Semi Detached House	1980	Leasehold	900	N	1st	0.00	130,000.00	15-Oct-03	Physical	130,000.00	15-Oct-03	189,423.35	14.52	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
143	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	113,850.00	1-Oct-04	120	2-Mar-29	Purchase	90.00	5.59	Interest Only	Investment	Y	N	Live	114,374.15	114,374.15	Interest Only	Investment	2.25	114,374.15	Tracker	214.45	2.00	Y	N		Employed		47,600.00		Maisonette	2004	Leasehold	99	N	1st	126,500.00	126,500.00	13-Aug-04	Physical	126,500.00	13-Aug-04	156,922.43	72.89	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				Y	5-Feb-09				Term Extension	5-Feb-09	Term extension for 20 years from 10 years. No reason why requested. No term extensions in the past 36 months.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
144	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	168,400.00	16-Jan-03	120	2-Oct-23	Remortgage	78.33	5.25	Interest Only	Unknown	N	N	Live	30,603.66	30,603.66	Repayment	Repayment	2.25	30,603.66	Tracker	437.79	2.00	Y	N		Employed		55,000.00		Semi Detached House	1952	Freehold	0	N	1st	215,000.00	215,000.00	22-Nov-02	Physical	215,000.00	22-Nov-02	379,718.85	8.06	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				Y	18-Sep-09		IO to REP	18-Sep-09	Multiple (Specify)	18-Sep-09	Borrower switched to repayment and extended term on 18th September 2009. This was following a period of arrears in 2008 following a stroke and borrower being hospitalised.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
145	12 months PH	B	A	A	✗	✓	✓
RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Repayment vehicle not detailed on application and current repayment vehicle on lender system in also shown as unknown. Interest only letters sent 17th June 2016 and 20th July 2016 to try and verify intentions. No indication of any response and neither any indications of attempt to contact by telephone. Current strategy therefore unknown.

RISK.66 - Unauthorised Tenancy: There has been a history of unauthorised lettings of the property while the borrowers were working abroad. A consent to let was eventually issued on 11th June 2010 and ended on 5th December 2010. The property was still being let at this time. A further consent to let was issued on 3rd September 2015 and ceased on 3rd October 2016 after the borrowers advised they were returning to the property. The borrowers were contacted at the property in January 2017 for an update. There has been no update since. Payment performance has not been adversely affected by the unauthorised letting and the last 12 months payments have been made on time.
											✓	✗	MISS.22 - Offer Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	136,755.00	30-Jan-03	300	2-Feb-28	Purchase	90.00	6.75	Interest Only	Unknown	N	N	Live	135,371.67	135,371.67	Interest Only	Unknown	2.25	135,371.67	Tracker	253.83	2.00	Y	N		Employed	Other	35,000.00	21,730.00	Terraced House	1902	Freehold	0	N	1st	151,950.00	151,950.00	21-Nov-02	Physical	151,950.00	21-Nov-02	268,364.09	50.44	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y
Solicitors were instructed on 15th December 2006 and the claim was adjourned on 9th March 2007. Instructed again on 30th January 2009 and adjourned on 10th August 2009. The arrears were cleared on 31st March 2009. The borrowers were living abroad at the time. There has been no further action since.
																																																																																																	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
146	12 months PH	B	A	A	✗	✓	✓
RISK.29 - CAI Review Product Detriment Remediation: An interest credit of 387.04 was applied to the account on 12th September 2016 in respect of overcharged interest for September 2009. The fixed rate ended on the 4 September 2009 but the standard variable rate did not start until the 1st of the following month. In recognition of this the borrower was sent a cheque calculated at 8 per cent simple interest. This was as follows Gross 219.12 Tax 43.82 Net 175.30. A letter was sent to the borrower on the 12th September 2016 advising a cheque would be issued within 28 working days. PAD note confirms finance issued the cheque on the 12th October 2016.

RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Repayment vehicle not detailed on application and current repayment vehicle on lender system in also shown as unknown. Overpayments being made of 500 per month but this is not enough to redeem account on maturity.
											✓	✗	MISS.22 - Offer Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	149,400.00	22-Sep-04	180	2-Oct-19	Purchase	90.00	5.99	Interest Only	Unknown	N	N	Live	133,404.10	133,404.10	Interest Only	Unknown	2.25	133,404.10	Tracker	252.97	2.00	Y	N		Self-Employed		60,000.00		Terraced House	1960	Freehold	0	N	1st	166,000.00	166,000.00	4-Aug-04	Physical	166,000.00	4-Aug-04	254,996.67	52.32	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Loan matures October 2019. Letters sent December 2013, January 2014 and November 2014. Last telephone campaign dialler attempt 15th November 2016.	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
147	12 months PH	B	A	A	✗	✓	✓
RISK.36 - Borrower whereabouts unknown: Consent to let application was returned in the post on 9th September 2016 marked addressee gone away. It appears the Borrower has left and the property is likely to be tenanted although this is unconfirmed. The payments have been made since July 16.

RISK.61 - Ground Rent Debited: Historically ground rent was charged to the main loan account. This occurred on 3rd September 2007 where ground rent of 916.44 was charged to the main loan. An administration fee of 30.00 was also charged. No sub account was created. No other ground rents or fees debited subsequently. Also no annual interest adding separately for this ground rent as included in the balance.

RISK.66 - Unauthorised Tenancy: A consent to let pack was sent on 11th August 2016, but all correspondence was returned marked addressee gone away. A letting residential breach flag was added on 12th September 2016. No further details and account is still up to date. It is unclear therefore whether the property is let, but has been flagged by servicer as such.
											✗	✓
INFO.04 - Reperforming case servicing notes: Account went 7 months in arrears in October 2015. Fees of 40.00 were charged monthly through to June 2016, until the account was brought back to less than 2 months in arrears. All charges applied to the account appear to be in line with lenders policy. Fees of 6.50 were also charged for unpaid Direct Debits. All collections activity appropriate and within policy. Borrower was declared Bankrupt in December 2012. There is no evidence of discharge in the notes. No additional fees were charged as no legal action was taken. There is no reason for the arrears in the notes and the arrears were cleared on 6th July 2016. All payments since have been met on time and in full. Account up to date.
														CLS	UFSS	Mortgage Express	129,600.00	13-Sep-04	300	2-Oct-29	Purchase	90.00	5.74	Interest Only	Investment	N	N	Live	131,533.43	131,533.43	Interest Only	Unknown	2.25	131,533.43	Tracker	246.63	2.00	Y	N		Self-Employed		50,000.00		Maisonette	1970	Leasehold	96	N	1st	144,000.00	144,000.00	20-Aug-04	Physical	144,000.00	20-Aug-04	177,683.89	74.03	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
148	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: A second charge registered on 17th May 2006 in favour of Money Partners Loans Limited.			✓	✓		CLS	UFSS	Mortgage Express	139,000.00	28-Nov-03	300	2-Dec-28	Purchase	89.68	4.75	Repayment	Repayment	Y	N	Live	81,925.31	81,925.31	Repayment	Repayment	2.99	81,925.31	Tracker	706.58	2.74	Y	N		Employed	Employed	56,000.00	26,000.00	Detached House	2003	Feudal	99	N	1st	155,000.00	155,000.00	29-Oct-03	Physical	155,000.00	29-Oct-03	250,396.85	32.72	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Feb-09			Rate Switch	1-Feb-09	Product switched to a 2 year fixed rate of 4.29 per cent from 22nd January 2009.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
149	12 months PH	B	B	A	✗	✗	✓	RISK.05 - Switched to IO - no repayment vehicle: No evidence of repayment vehicle at conversion to Interest Only in 2007.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Borrower is paying erratically by cheque due to borrower having seasonal work. Account is in credit. Field agent was instructed in August 2016 but borrower refused visit. No further action taken as payments brought up to date.		✓	✓		CLS	UFSS	Mortgage Express	151,672.00	27-Oct-04	276	2-Nov-27	Purchase	62.16	5.95	Repayment	Repayment	N	N	Live	30,731.72	30,731.72	Interest Only	Unknown	2.25	30,731.72	Tracker	57.77	2.00	Y	N		Self-Employed	Other	48,800.00	0.00	Cottage	1939	Freehold	0	N	1st	244,000.00	244,000.00	7-Sep-04	Physical	244,000.00	7-Sep-04	374,814.38	8.2	0.00	0	Cheque Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	30-Jan-07	Switch to Interest Only	30-Jan-07	No evidence of repayment vehicle at the time nor reason for switch.	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
150	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: January Direct Debit rejected but additional card payment made in February to bring account up to date. History of direct debit rejections but payment always made on second attempt or by card payment. No reason given for this but account has never been greater than 1 month in arrears.		✓	✗	MISS.22 - Offer Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	83,500.00	25-Oct-04	252	2-Nov-25	Remortgage	79.52	5.99	Repayment	Repayment	N	N	Live	41,793.40	41,793.40	Repayment	Repayment	2.25	41,793.40	Tracker	458.72	2.00	Y	N		Employed	Employed	33,000.00	9,000.00	Semi Detached House	1954	Freehold	0	N	1st	0.00	105,000.00	3-Sep-04	Physical	105,000.00	3-Sep-04	129,561.17	32.26	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
151	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	129,555.00	17-Dec-03	276	2-Jan-27	Purchase	90.00	4.74	Interest Only	Investment	N	N	Live	130,324.35	130,324.35	Interest Only	Investment	2.25	130,324.35	Tracker	244.36	2.00	Y	N		Self-Employed		45,000.00		Terraced House	2003	Freehold	0	N	1st	143,950.00	143,950.00	14-Nov-03	Physical	143,950.00	14-Nov-03	218,877.97	59.54	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
152	12 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: Post returned addressee unknown 26th October 2016. The contact number does not seem to be correct either. The loan is currently up to date and no payments missed in the last 12 months.			✓	✓		CLS	UFSS	Mortgage Express	245,000.00	30-Sep-04	204	2-Oct-21	Purchase	81.67	5.95	Interest Only	Investment	N	N	Live	246,885.73	246,885.73	Interest Only	Investment	1.29	246,885.73	Tracker	265.4	1.04	Y	N		Self-Employed		112,000.00		Semi Detached House	1925	Freehold	0	N	1st	300,000.00	300,000.00	1-Sep-04	Physical	300,000.00	1-Sep-04	374,216.40	65.97	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Loan matures 2021. Interest only letter sent May 2013 and July 13. Letter sent September 2016 appears to have been returned address unknown.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
153	12 months PH	B	A	A	✗	✓	✓	RISK.32 - DWP payments: Department of Work and Pensions payments commenced in October 2013 during borrower losing his job. The payments are still being made at 62.11 with the borrower making up the shortfall. Borrower constantly checking the payments have been made and advised in June 2017 that these DWP payments will soon be reducing. No further concerns.			✓	✓		CLS	UFSS	Mortgage Express	51,000.00	28-Jun-01	300	2-Jul-26	Purchase	85.00	6.75	Repayment	Repayment	N	N	Live	22,845.66	22,845.66	Repayment	Repayment	1.25	22,845.66	Tracker	223.88	1.00	N	N		Employed		24,000.00		Terraced House	1986	Leasehold	99	N	1st	50,000.00	60,000.00	5-Jun-01	Physical	60,000.00	5-Jun-01	141,824.40	16.11	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
154	12 months PH	B	B	A	✗	✗	✓
RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: The stated repayment vehicle was not detailed on the original application form and still shows as unknown on servicer system. There is no indication of any interest only campaign contact by phone or letter. However, borrowers have been overpaying for some time since April 2009 in varying sums. Currently been overpaying by 118.67 from September 2016 until April 2017, and then overpaying by 118.47 since. Accrued credit balance stands at 9277.44. However, were this same level of overpayment maintained this would only reduce the outstanding balance by approximately 13000 and not clear the loan on maturity.
									PAY.05 - Account in Credit - Payment Missed/Partial Payments: Contractual payment April 2017 was not paid until 3rd May 2017 by bank payment. No reason for this noted on servicer notes. Given the substantial credit balance at the time of 8840.50 no action taken to chase. All other payments okay and appears to be no issue.		✓	✗	MISS.22 - Offer Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	73,000.00	30-Aug-01	300	2-Sep-26	Purchase	100.00	5.54	Interest Only	Unknown	Y	N	Live	93,719.89	93,719.89	Interest Only	Unknown	1.04	93,719.89	Tracker	81.53	0.79	N	N		Employed	Other	30,015.00	0.00	Semi Detached House	1935	Freehold	0	N	1st	73,000.00	73,000.00	22-Jun-01	Physical	73,000.00	22-Jun-01	171,777.67	54.56	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
155	12 months PH	C	B	A	✗	✗	✓	RISK.02 - Equity Claim Made / Intended: Notice of home rights under the Family Law Act 1996. Registered 25th May 2016. No further details in notes.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: April 2017 payment was late and paid in May 2017. Borrower advised this was an error. No further action taken. Payment for January 2017 was short by 9.47 and April 2017 it was short by .47p. Other months have been overpaid and account is currently 515.54 in credit. No concerns raised.		✓	✓		CLS	UFSS	Mortgage Express	216,000.00	27-Feb-03	300	2-Mar-28	Purchase	90.00	4.85	Interest Only	Investment	N	N	Live	218,316.39	218,316.39	Interest Only	Investment	2.25	218,316.39	Tracker	409.35	2.00	Y	N		Employed		68,000.00		Detached House	1930	Freehold	0	N	1st	240,000.00	240,000.00	8-Jan-03	Physical	240,000.00	8-Jan-03	421,180.95	51.83	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y	Solicitors instructed 3rd June 2005. Ceased 31 December 2008. No further action since.						✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
156	12 months PH	B	A	A	✗	✓	✓	RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Repayment vehicle unknown at origination and following letter campaigns still remains unknown.			✓	✗	MISS.29 - All documents missing - Known: File build checklist confirms no documents are available.	CLS	UFSS	Mortgage Express	95,000.00	3-Oct-01	240	2-Nov-21	Remortgage	57.58	5.54	Interest Only	Unknown	N	N	Live	125,264.42	125,264.42	Interest Only	Unknown	1.04	125,264.42	Tracker	108.56	0.79	N	N		Employed	Other	34,324.00	17,129.00	Detached House	2001	Freehold	0	N	1st	0.00	165,000.00	10-Nov-03	Physical	275,000.00	10-Nov-03	371,674.44	33.7	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Loan matures November 2021. Interest only letters sent in May 13, June 13 and August 13. Letter also sent in October 16. No responses to dialler attempts made August 16 to December 2016.	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓
157	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct Debit was rejected in April 2017 but paid on resubmission. No reason for this. There have been other rejected direct debits over 12 months ago but account was always brought up to date.		✓	✓		CLS	UFSS	Mortgage Express	179,075.00	27-Mar-03	300	2-Apr-28	Purchase	94.00	4.24	Interest Only	Investment	N	N	Live	190,968.76	190,968.76	Interest Only	Unknown	1.75	190,968.76	Tracker	278.49	1.50	N	N		Employed		65,000.00		Terraced House	1893	Freehold	0	N	1st	188,500.00	190,500.00	3-Mar-04	Physical	200,000.00	3-Mar-04	327,165.12	58.37	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
158	12 months PH	B	B	A	✗	✗	✓	RISK.05 - Switched to IO - no repayment vehicle: No repayment vehicle noted at the time of the switch to Interest only. This was in 12th October 2016 and as a result of a complaint that was upheld.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Payments paid late July 2016, February 17 and May 2017. Account is currently in credit following a compensation claim that was agreed in favour of the borrower. The account has also been switched back to interest only from November 2016 and the arrears records have been removed from the credit file following the decision. Payments are now being made and the situation has been resolved.		✗	✓	INFO.04 - Reperforming case servicing notes: Account went into arrears in 2012 following a switch to repayment that was disputed by the borrower. Arrears reached maximum of 14 months as at October 2016. Litigation was started on 15th December 2015. However, a counterclaim made by the borrower which was successful. As a direct result compensation was paid to the borrower of 17500 and the arrears removed from the account with a refund of all fees and charges back to the account. The account is now in credit.	CLS	UFSS	Mortgage Express	166,455.00	5-Feb-04	300	2-Mar-29	Purchase	90.00	4.75	Repayment	Repayment	N	N	Live	149,152.01	149,152.01	Interest Only	Unknown	2.25	149,152.01	Tracker	278.23	2.00	Y	N		Employed		116,000.00		Detached House	2003	Freehold	0	N	1st	184,950.00	184,950.00	16-Dec-03	Physical	184,950.00	16-Dec-03	263,744.81	56.55	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	12-Oct-16	Switch to Interest Only	12-Oct-16	Account was switched back to interest only after legal action on behalf of the borrower being successful.	Y	Solicitors were instructed on 15tth December 2015 but cancelled after a successful counter claim was made by the borrower.						✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
159	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	110,700.00	16-Nov-01	300	2-Dec-26	Purchase	90.00	4.99	Repayment	Repayment	N	N	Live	31,758.45	31,758.45	Repayment	Repayment	2.25	36,490.15	Tracker	313.61	2.00	Y	N		Self-Employed	Employed	42,375.00	0.00	Semi Detached House	1936	Freehold	0	N	1st	123,000.00	123,000.00	22-Aug-01	Physical	123,000.00	22-Aug-01	290,921.33	10.92	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
160	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: No details of repayment seen at the time of the switch in 2009. RISK.55 - Title - Other Charges: Second charge registered in favour of Marlin Europe 11 Limited dated 24th September 2013.			✓	✓		CLS	UFSS	Mortgage Express	210,000.00	27-Feb-04	300	2-Mar-29	Remortgage	79.25	5.74	Repayment	Repayment	N	N	Live	214,477.51	214,477.51	Interest Only	Unknown	2.25	214,477.51	Tracker	402.15	2.00	Y	N		Self-Employed	Other	50,000.00	30,000.00	Detached House	2001	Freehold	0	N	1st	0.00	265,000.00	3-Dec-03	Physical	265,000.00	3-Dec-03	442,217.75	48.5	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO		Switch to Interest Only		Switch to interest only 2009.	Y	Latest Litigation 15th May 2015 and ceased 28th May 2015. 3 months arrears noted at 30th April No reason given for the arrears. Arrears cleared May 2015. No issues since.						✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
161	12 months PH	B	B	A	✗	✗	✓
RISK.05 - Switched to IO - no repayment vehicle: Account was switched to Interest only in 2007, no evidence of repayment vehicle

RISK.55 - Title - Other Charges: Registered charge in favour of Nemo Personal Finance registered on 13th November 2007
Equitable charge registered in favour of AA personal Finance dated 20th May 2013
Equitable charge registered in favour of IDR Finance UK  dated 17th June 2013
Equitable charge registered in favour of 1st Credit Finance  dated 18th August 2015
Equitable charge registered in favour of Northumbrian Water dated 8th October 2015
Equitable charge registered in favour of Northumbrian Water dated 15th March 2016

									PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: September payment was missed due to Borrowers wages not being paid on time. This was brought up to date in January 2017 when two card payments were made. Borrower has paid since and successful direct debit payments are being made. Borrower made contact to discuss and is trying to keep account up to date due to past problems.		✓	✓		CLS	UFSS	Mortgage Express	152,000.00	5-Mar-04	300	2-Apr-29	Purchase	95.00	5.74	Repayment	Repayment	N	N	Live	148,263.33	148,263.33	Interest Only	Unknown	1.75	148,263.33	Tracker	216.22	1.50	N	N		Employed		59,229.00		Terraced House	1934	Freehold	0	N	1st	160,000.00	160,000.00	24-Nov-03	Physical	160,000.00	24-Nov-03	266,999.40	55.53	0.00	0	Direct Debit	Paying	No Current Arrears	Reduced Income	No ATP	No Active ATP	No ATP				There have been 3 previous ATP's in the past 3 years and the account is now up to date.				0			None				N			REP to IO		Switch to Interest Only		Account was switched to interest only in 2007.	Y	Litigation started on 18th September 2012 and ceased on 13th October 2013.	The payment agreed was the contracted payment plus 150.	27-Jan-17
A warrant for possession was issued on 5th December 2013 and suspended 0n 27th January 2014 after borrower made an arrangement to pay after returning to work. The reason for the arrears was that Borrower had lost his job.
																																																																																																	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
162	12 months PH	B	A	A	✗	✓	✓
RISK.05 - Switched to IO - no repayment vehicle: No repayment vehicle noted at time of switch to Interest Only in 2009.

RISK.29 - CAI Review Product Detriment Remediation: An interest credit of 192.06 was applied to the account on 12th September 2016 in respect of overcharged interest for December 2008. The fixed rate ended but the standard variable rate did not start until the 1st of the following month. In recognition of this the borrower was sent a cheque calculated at 8 per cent simple interest. This was as follows Gross 120.27 Tax 24.05 Net 96.22. A letter was sent to the borrower on the 19th September 2016 advising a cheque would be issued within 28 working days. PAD note confirms finance issued the cheque on the 12th October 2016.

RISK.33 - True IOCS Hold Out Marker: Loan is flagged as FIO IOCS Holdout on the 7 August 2015. 12 years to maturity. Interest only and payments being made.
											✓	✓		CLS	UFSS	Mortgage Express	152,958.00	10-Jun-04	300	2-Jul-29	Purchase	85.00	5.79	Repayment	Repayment	N	N	Live	137,868.45	137,868.45	Interest Only	Unknown	2.25	138,168.45	Tracker	258.51	2.00	Y	N		Self-Employed	Other	65,000.00	0.00	Detached House	2003	Freehold	0	N	1st	179,950.00	179,950.00	19-Dec-03	Physical	179,950.00	19-Dec-03	256,614.65	53.73	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	15-Apr-09	Switch to Interest Only	15-Apr-09	No repayment vehicle noted at time of switch to Interest Only in 2009.	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
163	12 months PH	B	B	A	✗	✗	✓	RISK.55 - Title - Other Charges: Registered charge dated 18th September 2013 in favour of HSBC Bank.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Payment for May 2017 was missed due to an unanticipated expense. The account was brought up to date in June 2017. The current arrears balance is due to historic shortfall in payments. In June 2017 Borrowers advised that they are currently having some financial difficulties and are making arrangements to overcome them. A warning has been put on the account to monitor. No further concerns yet.		✓	✓		CLS	UFSS	Mortgage Express	102,000.00	18-Dec-01	300	2-Jan-27	Remortgage	40.80	4.65	Interest Only	Investment	N	N	Live	232,450.66	232,450.66	Interest Only	Investment	2.25	232,450.66	Tracker	435.87	2.00	Y	N		Self-Employed	Other	65,000.00	0.00	Semi Detached House	1926	Freehold	0	N	1st	0.00	250,000.00	26-Oct-01	Physical	250,000.00	26-Oct-01	623,224.59	37.3	347.48	0	Bank Payment	Paying	Remain Static	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None				N					Transfer of Equity	1-Mar-03	Borrower 1 wife added to loan.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
164	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	134,955.00	26-Mar-03	300	2-Apr-28	Purchase	90.00	4.74	Interest Only	Investment	N	N	Live	128,296.35	128,296.35	Interest Only	Unknown	2.25	128,296.35	Tracker	240.99	2.00	Y	N		Self-Employed		52,000.00		Detached House	1994	Freehold	0	N	1st	149,950.00	149,950.00	3-Mar-03	Physical	195,000.00	15-Mar-06	235,550.87	54.47	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
165	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	247,000.00	7-May-03	300	2-Jun-28	Purchase	95.00	4.24	Repayment	Repayment	N	N	Live	106,021.75	106,021.75	Repayment	Repayment	1.04	130,771.75	Tracker	862.55	0.79	N	N		Employed	Other	105,000.00	0.00	Semi Detached House	1933	Freehold	0	N	1st	260,000.00	260,000.00	4-Mar-03	Physical	260,000.00	4-Mar-03	456,279.37	23.24	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
166	12 months PH	B	B	A	✗	✗	✓	RISK.55 - Title - Other Charges: Charge registered in favour of Blemain Finance dated 2nd December 2014. Charge registered in favour of Ark and Co Ltd dated 9th April 2015. Charge registered in favour of Jugar Singh dated 1st August 2016.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit collected 10th October 2016 was rejected 11th October 2016, but brought up to date through a card payment on 12th October 2016. Reason form this was a problem in prioritising commitments. All payments since met on time.		✗	✓	INFO.04 - Reperforming case servicing notes: Account went 6 months in arrears in June 2015. Fees of 40.00 were charged monthly through to June 2015, when an arrangement to pay was agreed. Arrears being cleared 27th November 2015. All charges applied to the account appear to be in line with lenders policy. No litigation action was taken. The reason for arrears was that borrower 1 was out the country and out of work. Arrangements to clear the arrears were made on his return when he obtained new employment. All collections activity appropriate and within policy.	CLS	UFSS	Mortgage Express	222,750.00	3-Apr-03	300	2-May-28	Purchase	90.00	5.19	Repayment	Repayment	N	N	Live	124,666.27	124,666.27	Repayment	Repayment	1.75	124,666.27	Tracker	1053.43	1.50	N	N		Self-Employed	Other	95,000.00	0.00	Semi Detached House	1833	Freehold	0	N	1st	247,500.00	247,500.00	28-Mar-03	Physical	247,500.00	28-Mar-03	434,342.86	28.7	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP				There were ATP's set up to clear arrears as opposed to Forbearance and arrangements have been met and arrears cleared.				0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
167	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	157,500.00	1-May-03	300	2-Jun-28	Purchase	90.00	4.74	Interest Only	Endowment	N	N	Live	158,580.99	158,580.99	Interest Only	Investment	2.25	158,580.99	Tracker	297.36	2.00	Y	N		Employed		55,500.00		Terraced House	1933	Freehold	0	N	1st	175,000.00	175,000.00	14-Mar-03	Physical	175,000.00	14-Mar-03	361,555.09	43.86	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y	Solicitors instructed 21st March 2009 and court order for CMS plus 100 issued 28th June 2009. No further litigation since.	CMS Plus 100	28-Jun-09		SPO held 12th February 2010.		✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
168	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	148,000.00	30-Mar-04	300	2-Apr-29	Purchase	89.97	5.04	Interest Only	Investment	N	N	Live	148,536.18	148,536.18	Interest Only	Investment	2.25	148,536.18	Tracker	278.51	2.00	Y	N		Self-Employed		49,000.00		Terraced House	1924	Freehold	0	N	1st	164,500.00	164,500.00	11-Feb-04	Physical	164,500.00	11-Feb-04	269,093.31	55.2	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
169	12 months PH	B	A	A	✗	✓	✓
RISK.05 - Switched to IO - no repayment vehicle: Account switched to interest only 3rd October 2008 at the request of the borrower. No repayment vehicle captured.  Case note dated 14th July 2016 advises that customer was contacted under the interest only campaign and was informed that the repayment vehicle is an inheritance of approximately 500000.  It is not known if this inheritance has been received or simply anticipated.  It is therefore not possible to establish whether this repayment vehicle is suitable

RISK.55 - Title - Other Charges: 2nd Charge dated 29th March 2006 registered in favour of Picture Financial Services plc for 50000.00  The mortgage account has not been detrimentally effected either at the time or since and the account has performed well and is up to date.
											✓	✓		CLS	UFSS	Mortgage Express	250,000.00	7-Apr-04	300	2-May-29	Purchase	87.72	5.99	Repayment	Repayment	N	N	Live	228,046.14	228,046.14	Interest Only	Unknown	2.25	228,046.14	Tracker	427.59	2.00	Y	N		Self-Employed		80,000.00		Detached House	1987	Freehold	0	N	1st	285,000.00	285,000.00	23-Feb-04	Physical	285,000.00	23-Feb-04	466,210.30	48.91	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	3-Oct-08	Switch to Interest Only	3-Oct-08	Switch to interest only at the request of borrower. No details captured for repayment vehicle	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
170	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: 2nd Charge dated 8th September 2005 registered in favour of Blackhorse Ltd for 20000.00. 2nd Charge dated 13th March 2007 registered in favour of First Plus Financial Group PLC for 15000.00. In both cases the charges did not have detrimental effect on the mortgage either at the time or since and the account is currently up to date and performing			✓	✓		CLS	UFSS	Mortgage Express	131,750.00	2-Apr-04	300	2-May-29	Remortgage	85.00	5.04	Interest Only	Investment	N	N	Live	132,868.14	132,868.14	Interest Only	Investment	2.25	132,868.14	Tracker	249.13	2.00	Y	N		Employed		43,000.00		Terraced House	1985	Freehold	0	N	1st	0.00	155,000.00	5-Feb-04	Physical	155,000.00	5-Feb-04	293,462.83	45.28	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		30-Apr-07			Rate Switch	30-Apr-07	Letter sent to customer dated 30th April 2007. New mortgage contract provided under FSA guidelines	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
171	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	210,000.00	27-Mar-02	192	2-Oct-18	Remortgage	42.00	3.00	Interest Only	Investment	N	N	Live	92,226.27	92,226.27	Interest Only	Unknown	1.75	145,469.57	Tracker	139.15	1.50	N	N		Employed	Employed	52,380.00	31,600.00	Detached House	1906	Freehold	0	N	1st	0.00	500,000.00	14-Dec-01	Physical	500,000.00	14-Dec-01	1,246,449.18	7.4	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				Y	23-Sep-16	16-Aug-07			Term Extension	23-Sep-16	Term was extended to a new term of 2 years from 23rd September 2016	N						Loan matures October 2018. Letters sent 25th June 2013, 2nd August 2013 and September 2013. Term was extended from 2016 to 2018.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
172	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	105,000.00	11-Apr-02	300	2-May-27	Purchase	42.00	3.00	Repayment	Repayment	N	N	Live	52,321.36	52,321.36	Repayment	Repayment	1.75	52,321.36	Tracker	482.96	1.50	N	N		Employed		33,000.00		Flat or Apartment	1900	Leasehold	149	N	1st	249,950.00	250,000.00	31-Jan-02	Physical	250,000.00	31-Jan-02	613,422.89	8.53	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
173	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.25 - KYC Missing - Known: File build checklist confirms this is not available MISS.33 - Further advance documents missing - Known: File build checklist confirms no documents are available for either of the further advances made to borrowers. No sub accounts set up for either further advances as paid through main account	CLS	UFSS	Mortgage Express	106,400.00	13-Dec-99	300	2-Jan-25	Purchase	95.00	6.75	Repayment	Repayment	N	N	Live	34,423.50	34,423.50	Repayment	Repayment	1.04	58,917.90	Tracker	412.06	0.79	N	N		Employed	Employed	26,780.00	15,721.00	Detached House	1930	Freehold	0	N	1st	112,000.00	112,000.00	24-Apr-03	Physical	240,000.00	24-Apr-03	415,552.31	8.28	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗
174	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Account switched to interest only 16th April 2007 at the same time as switching mortgage deal. No repayment vehicle captured. Interest only campaign in 2016 revealed customer relying on over-payments as the repayment strategy. It is noted that the account is 9135.70 currently overpaid but payments currently being received are now only covering the CMS. It is therefore not possible to confirm whether this strategy will result in the account being repaid by maturity			✓	✓		CLS	UFSS	Mortgage Express	65,655.00	15-Apr-04	300	2-May-29	Purchase	90.00	5.04	Repayment	Repayment	N	N	Live	57,181.01	57,181.01	Interest Only	Unknown	2.25	66,316.71	Tracker	107.22	2.00	Y	N		Employed		26,000.00		Terraced House	1983	Freehold	0	N	1st	72,950.00	72,950.00	15-Mar-04	Physical	72,950.00	15-Mar-04	101,308.03	56.44	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		16-Apr-07	REP to IO	16-Apr-07	Rate Switch	16-Apr-07	Offer dated 10th April 2007 with new deal and converting account to interest only	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
175	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Account switched to interest only in January 2009. No notes on file to indicate why or what repayment vehicle was offered. It is therefore not possible to establish whether a suitable repayment vehicle exists and on track to repay the loan			✓	✓		CLS	UFSS	Mortgage Express	76,455.00	24-Jun-04	300	2-Jul-29	Purchase	90.00	4.84	Repayment	Repayment	Y	N	Live	77,027.45	77,027.45	Interest Only	Unknown	2.25	77,027.45	Tracker	144.43	2.00	Y	N		Self-Employed		27,900.00		Terraced House	1940	Freehold	0	N	1st	84,950.00	84,950.00	25-Mar-04	Physical	84,950.00	25-Mar-04	121,049.80	63.63	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	1-Jan-09	Switch to Interest Only	1-Jan-09	No file notes to indicate when or why account was transfer to interest only. Date of 1st January 2009 taken from MTG 11 screen when payments were amended	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
176	12 months PH	B	A	A	✗	✓	✓
RISK.66 - Unauthorised Tenancy: Field agents report dated 28th April 2016 advises property has an unauthorised tenancy.  Notes on file dated 12th January 2017 state that a Consent to Let pack has been sent to the customer but no evidence that a response has been received.  In any event the account has not been detrimentally effected and is currently up to date with payments being received regularly

RISK.37 - Principal Borrower no longer resides: File notes indicate that the property has an unauthorised tenancy and this is confirmed by the Field Agents report dated 28th April 2016.  There is a correspondence address on file but no notes to state where this was obtained from and whether it is still current.  In any event this has not had a detrimental effect on the loan payments which continue to be made regularly
											✓	✓		CLS	UFSS	Mortgage Express	247,500.00	6-Jan-04	300	2-Feb-29	Purchase	90.00	4.74	Interest Only	Endowment	N	N	Live	247,154.51	247,154.51	Interest Only	Unknown	2.25	247,154.51	Tracker	463.42	2.00	Y	N		Employed		82,000.00		Flat or Apartment	2003	Leasehold	125	N	1st	275,000.00	275,000.00	6-May-03	Physical	275,000.00	6-May-03	554,990.12	44.53	0.00	0	Card Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP					19-Feb-16		Agent advises property being let with rent being paid directly to borrower	0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
177	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: Borrower registered an alternative correspondence address from 11th April 2009. There is no indication that borrower has actually moved back to the security. Potentially there is an unauthorised letting in place.			✓	✗	MISS.25 - KYC Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	223,250.00	6-May-04	300	2-Jun-29	Purchase	95.00	4.99	Interest Only	Investment	N	N	Live	223,685.72	223,685.72	Interest Only	Unknown	1.04	223,685.72	Tracker	193.86	0.79	N	N		Employed		96,000.00		Flat or Apartment	1930	Leasehold	72	N	1st	235,000.00	235,000.00	10-Mar-04	Physical	235,000.00	10-Mar-04	444,927.52	50.27	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
178	12 months PH	B	B	A	✗	✗	✓
RISK.55 - Title - Other Charges: 2nd Charge dated 11th April 2007 registered in favour of G E Money Home Finance for 20000.00.  Charging Order dated 30th June 2014 registered for 1.00 in favour of Arrow Global Ltd.  In both cases there has been no detrimental effect on the mortgage either at the time of registration or since and the account is currently overpaid by 436.53

RISK.32 - DWP payments: DWP payments commenced 3rd August 2011 and still being received.  DWP payment of 153.88 received up until May 2017 and customer is making up the shortfall as a bank payment.  In June 2017 DWP payment was 58.94 and customers contribution left a shortfall for the month of 103.40.  MI12R form completed 16th May 2017
									PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Small underpayment made June 2017. However account was overpaid at the time and no arrears occurred as a result. Account is currently 436.53 overpaid		✓	✗	MISS.22 - Offer Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	99,895.00	29-Apr-04	300	2-May-29	Purchase	90.00	6.75	Repayment	Repayment	Y	N	Live	59,054.41	59,054.41	Repayment	Repayment	2.25	59,054.41	Tracker	473.34	2.00	Y	N		Self-Employed		30,000.00		Bungalow	1984	Freehold	0	N	1st	110,995.00	111,000.00	4-Mar-04	Physical	110,995.00	4-Mar-04	167,554.27	35.24	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Other (Specify)	11-Apr-11	Change of name by Deed Poll	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
179	12 months PH	B	B	A	✗	✗	✓	RISK.05 - Switched to IO - no repayment vehicle: No evidence of repayment vehicle at time of switch in March 2007.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit for November 2016 was rejected but paid by cheque the following month. There has been a history of rejected direct debits over the past three years with no reason given. Account is currently up to date with no reason for further arrears noted.		✓	✓		CLS	UFSS	Mortgage Express	144,000.00	21-Jul-03	300	2-Aug-28	Remortgage	90.00	4.75	Repayment	Repayment	N	N	Live	137,940.94	137,940.94	Interest Only	Unknown	2.25	137,940.94	Tracker	258.64	2.00	Y	N		Employed	Employed	40,000.00	24,000.00	Maisonette	1933	Leasehold	90	N	1st	0.00	160,000.00	9-Apr-03	Physical	160,000.00	9-Apr-03	322,903.34	42.72	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	23-Mar-07	Switch to Interest Only	23-Mar-07	No evidence of repayment vehicle.	Y	Past litigation date was 20th December 2006 and ceased in April 2007. No further litigation since.						✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
180	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	73,000.00	9-Jul-04	300	2-Aug-29	Purchase	74.49	5.99	Interest Only	Investment	N	N	Live	81,461.28	81,461.28	Interest Only	Investment	2.25	81,461.28	Tracker	152.74	2.00	Y	N		Self-Employed		35,000.00		Semi Detached House	1894	Freehold	0	N	1st	90,000.00	98,000.00	19-Mar-04	Physical	98,000.00	19-Mar-04	134,301.95	60.66	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
181	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.21 - Application Missing - Known: File build checklist confirms this is not available. MISS.26 - Declaration missing - Known: File build checklist confirms this is not available. MISS.25 - KYC Missing - Known: File build checklist confirms this is not available. MISS.22 - Offer Missing - Known: File build checklist confirms this is not available. MISS.28 - CoT Missing / Request for funds - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	117,000.00	4-Nov-04	228	30-Nov-23	Purchase	90.00	5.95	Interest Only	Unknown	N	N	Live	118,072.90	118,072.90	Interest Only	Investment	2.25	118,072.90	Tracker	221.39	2.00	Y	N		Self-Employed		40,000.00		Terraced House	1890	Freehold	0	N	1st	130,000.00	130,000.00	22-Jul-04	Physical	130,000.00	22-Jul-04	199,696.18	59.13	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Rate Switch	4-Sep-07	Rate switch to 6.44% fixed to 31st October 2010 effective from 4th September 2007.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✗	✗	✓	✗	✓	✓	✓
182	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Second Charge registered by Arrow Global 1st February 2016. Charge Amount 1.00.			✓	✗	MISS.24 - Valuation Missing - Known: File build checklist confirms this is not available. MISS.21 - Application Missing - Known: File build checklist confirms this is not available. MISS.26 - Declaration missing - Known: File build checklist confirms this is not available. MISS.25 - KYC Missing - Known: File build checklist confirms this is not available. MISS.22 - Offer Missing - Known: File build checklist confirms this is not available. MISS.28 - CoT Missing / Request for funds - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	216,000.00	5-Nov-04	276	30-Nov-27	Remortgage	90.00	5.95	Interest Only	Unknown	N	N	Live	217,650.51	217,650.51	Interest Only	Investment	2.25	217,650.51	Tracker	408.1	2.00	Y	N		Self-Employed		87,000.00		Terraced House	0	Freehold	0	N	1st	240,000.00	240,000.00	24-Jun-04	Physical	240,000.00	24-Jun-04	433,636.80	50.19	0.10	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Rate Switch	20-Nov-07	Rate switch to 6.59% fixed to 30th November 2009 effective from 20th November 2007.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✗	✗	✗	✓	✗	✓	✓	✓
183	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	115,000.00	19-Nov-04	300	30-Nov-29	Purchase	89.84	5.95	Interest Only	Investment	Y	N	Live	115,280.33	115,280.33	Interest Only	Investment	2.25	115,280.33	Tracker	216.15	2.00	Y	N		Self-Employed		42,000.00		Flat or Apartment	1936	Leasehold	86	N	1st	128,000.00	128,000.00	12-Oct-04	Physical	120,000.00	9-Mar-06	183,722.30	62.75	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y	Property repossessed May 2006 but handed back to borrower. Account fully up to date July 2006 onwards.						✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
184	12 months PH	B	A	A	✗	✓	✓
RISK.63 - Other Occupants: On 16th February 2016 Field Agents report states that he visited the property and spoke to occupant who said she had rented the property since 1st April 2015 direct from the borrower and was paying 500pm but had no forwarding address for the borrower. At this point the unauthorised letting process was commenced. On 23rd February 2016 borrower has advised that she is still living at the property with her sister as another occupant and not letting. It is unknown if the sister contributes

RISK.55 - Title - Other Charges: Security has a Second Charge registered by Arrow Global on 24th July 2015. Charge Amount 1.00. Land Registry search shows a second entry for Arrow Global dated 3rd August 2015.

RISK.05 - Switched to IO - no repayment vehicle: Account switched to Interest Only 6th April 2006. No evidence of any discussion regarding a Repayment Vehicle seen. Approximately 12 year term currently remaining on account.
											✓	✓		CLS	UFSS	Mortgage Express	110,500.00	11-Nov-04	300	30-Nov-29	Remortgage	85.00	5.70	Repayment	Repayment	N	N	Live	109,565.58	109,565.58	Interest Only	Unknown	2.25	109,565.58	Tracker	205.44	2.00	Y	N		Employed		44,300.00		Semi Detached House	1929	Freehold	0	N	1st	136,000.00	130,000.00	29-Sep-04	Physical	130,000.00	29-Sep-04	161,264.16	67.94	30.87	0	Direct Debit	Paying	Remain Static	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	6-Apr-06	Switch to Interest Only	6-Apr-06	Switch to Interest Only 6th April 2006. No details of a Repayment Vehicle seen.	Y
Solicitors instructed 10th February 2011. Arrears cleared 31st March 2011. Some later accrual of arrears seen but cleared and no further action taken. Latest arrears cleared 12th February 2016 with satisfactory conduct to date.
																																																																																																	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
185	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.25 - KYC Missing - Known: File build checklist confirms this is not available. MISS.21 - Application Missing - Known: File build checklist confirms this is not available. MISS.26 - Declaration missing - Known: File build checklist confirms this is not available. MISS.22 - Offer Missing - Known: File build checklist confirms this is not available. MISS.28 - CoT Missing / Request for funds - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	94,200.00	11-Nov-04	300	30-Nov-29	Purchase	79.83	5.99	Repayment	Repayment	N	N	Live	58,373.03	58,373.03	Repayment	Repayment	2.25	58,373.03	Tracker	449.39	2.00	Y	N		Self-Employed		40,438.00		Terraced House	1904	Freehold	0	N	1st	119,000.00	119,000.00	27-Sep-04	Physical	119,000.00	27-Sep-04	181,262.69	32.2	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✗	✗	✓	✗	✓	✓	✓
186	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: 13th August 2012 borrower advised lender of new correspondence address. The ongoing occupancy of the security address is not known but has had no effect on account conduct.			✓	✗	MISS.21 - Application Missing - Known: File build checklist confirms this is not available. MISS.26 - Declaration missing - Known: File build checklist confirms this is not available. MISS.25 - KYC Missing - Known: File build checklist confirms this is not available. MISS.22 - Offer Missing - Known: File build checklist confirms this is not available. MISS.28 - CoT Missing / Request for funds - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	222,500.00	2-Nov-04	300	30-Nov-29	Purchase	89.00	5.99	Repayment	Repayment	N	N	Live	135,339.89	135,339.89	Repayment	Repayment	2.25	135,339.89	Tracker	1041.94	2.00	Y	N		Self-Employed		91,000.00		Terraced House	1879	Freehold	0	N	1st	250,000.00	280,000.00	28-Jul-04	Physical	280,000.00	28-Jul-04	514,937.79	26.28	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✗	✗	✓	✗	✓	✓	✓
187	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	91,375.00	26-Nov-04	300	30-Nov-29	Purchase	85.00	5.99	Repayment	Repayment	Y	N	Live	55,912.47	55,912.47	Repayment	Repayment	2.25	55,912.47	Tracker	430.45	2.00	Y	N		Self-Employed		52,200.00		Semi Detached House	1963	Freehold	0	N	1st	107,500.00	107,500.00	26-Oct-04	Physical	107,500.00	26-Oct-04	167,271.53	33.43	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
188	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	80,000.00	7-Dec-04	276	31-Dec-27	Purchase	80.00	5.59	Interest Only	Investment	N	N	Live	80,570.17	80,570.17	Interest Only	Investment	2.25	80,570.17	Tracker	151.07	2.00	Y	N		Self-Employed		30,000.00		Terraced House	1978	Freehold	0	N	1st	100,000.00	100,000.00	22-Nov-04	Physical	100,000.00	22-Nov-04	116,612.38	69.09	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
189	12 months PH	B	B	A	✗	✗	✓
RISK.55 - Title - Other Charges: Charges registered by 1st Credit Financial on 25th September 2015 for 3094 and 15th March 2017, no value given.  No detrimental impact on account  following the registration of charge in 2015 or 2017

RISK.38 - Joint Borrower no longer resides: 30th August 2006. Borrower 1 advised lender that borrowers are now separated. Borrower 2 no longer resides at the property and he has no intention of supporting the mortgage. 19th May 2015 Borrower 1 advised lender that she is living in Barbados looking after mother who is ill. Has been there for 2 years and advised that a friend is looking after the property, paying a nominal amount but has no tenancy agreement in place. Change of address and Consent to Let details sent to borrower 1. Lender advised that both borrowers would need to make application for Consent to Let although it is noted that they have been separated for 9 years. Lettings Breach of Mortgage Conditions letter sent to both borrowers 20th May 2015. 23rd June 2017 borrower 1 has advised lender that she has now moved back into the property.
									PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: 1st November 2016 Direct Debit recalled twice. One month in arrears at 30th November 2016. This was carried forward to 31st January 2017 and then brought up to date with a card payment on 10th January 2017. 28th February DD recalled twice. Brought up to date with card payment on 3rd March 2017. No further payment issues noted.		✓	✓		CLS	UFSS	Mortgage Express	147,900.00	17-Dec-04	300	31-Dec-29	Purchase	102.00	5.99	Interest Only	Investment	Y	N	Live	149,680.10	149,680.10	Interest Only	Investment	1.75	149,680.10	Tracker	218.29	1.50	N	N		Employed	Employed	25,284.00	28,527.00	Terraced House	1890	Freehold	0	N	1st	145,000.00	145,000.00	1-Dec-04	Physical	145,000.00	1-Dec-04	225,622.07	66.34	0.00	0	Direct Debit	Paying	No Current Arrears	Marital Split	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
190	12 months PH	B	B	A	✗	✗	✓
RISK.55 - Title - Other Charges: Second Charge registered by Lesley Stephen and Co Ltd 9th October 2015. Charge amount not given.

RISK.63 - Other Occupants: Mortgage Application in sole name of borrower 1. Direct debit on file shows bank details in sole name of borrowers spouse who is named as residing at the property. Consent conditioned on the offer.

RISK.05 - Switched to IO - no repayment vehicle: Switch to Interest Only 1st June 2005. A change of mortgage details form was submitted by the introducing broker on 29th November 2004 requesting Interest Only using PEP/Pension/ISA Repayment vehicle but does not appear to have been actioned. Offered and Completed on Repayment.

PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: 28th September 2016 instalment due 170.31. Payment received 12th September 168.79. As this payment was received before the due payment, it had the affect of clearing the arrears balance at the end of the previous month. Therefore, at the end of September 2016 the account was 1 month in arrears 170.31.1st October 2016 170.31 arrears being 1 month from end of previous month. 170.00 received 10th October 2016 reducing arrears to 0.31. 28th October Expected Payment 170.31 increased arrears to 170.62 at 31st October. Overpayment in February 2017 cleared arrears and account has remained 8.45 in advance of payment at month end.
											✓	✓		CLS	UFSS	Mortgage Express	88,200.00	17-Dec-04	300	31-Dec-29	Purchase	90.00	5.59	Repayment	Repayment	Y	N	Live	90,700.32	90,700.32	Interest Only	Investment	2.25	90,700.32	Tracker	170.07	2.00	Y	N		Self-Employed		30,000.00		Terraced House	1974	Freehold	0	N	1st	98,950.00	98,000.00	4-Oct-04	Physical	98,000.00	4-Oct-04	121,366.62	74.73	0.00	0	Direct Debit	Paying	No Current Arrears	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	1-Jun-05	Switch to Interest Only	1-Jun-05
Switch to Interest Only 1st June 2005. A change of mortgage details form was submitted by the introducing broker on 29th November 2004 requesting Interest Only using PEP/Pension/ISA Repayment vehicle but does not appear to have been actioned. Offered and Completed on Repayment.
																																																																																										Y	Solicitors instructed 28th December 2005. Account 3.74 months in arrears. Arrears reduced to 1 month at 24th February 2006 and cleared 24th March 2006.						✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
191	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	60,000.00	21-Dec-04	168	31-Dec-18	Remortgage	48.00	5.70	Repayment	Repayment	N	N	Live	8,051.58	8,051.58	Repayment	Repayment	2.25	8,051.58	Tracker	455.31	2.00	Y	N		Self-Employed	Other	29,517.00	0.00	Semi Detached House	1972	Leasehold	967	N	1st	125,000.00	125,000.00	17-Sep-04	Physical	125,000.00	17-Sep-04	155,061.69	5.19	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Rate Switch	2-Jan-08	Rate switch to 6.59% fixed to 30th November 2009 effective from 2nd January 2008.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
192	12 months PH	B	A	A	✗	✓	✓	RISK.66 - Unauthorised Tenancy: The subject property has been tenanted since 2009. RISK.37 - Principal Borrower no longer resides: Borrower changed address on 4th February 2009. Noted to be classed as a Commercial Customer with the lender holding 6 other mortgage accounts. The subject property is now tenanted but has not impacted on account conduct.			✓	✓	RISK.01 - Underwriting Issue: Lender has assessed case using Freehold tenure however Land Registry search confirms Leasehold. 150 years from 30th March 2000. While the relatively long lease would probably not have any affect on the valuation of the property, it may be prudent for the lender to update their records.	CLS	UFSS	Mortgage Express	103,500.00	23-Dec-04	300	31-Dec-29	Remortgage	90.00	5.59	Interest Only	Investment	N	N	Live	104,612.57	104,612.57	Interest Only	Investment	2.25	104,612.57	Tracker	196.15	2.00	Y	N		Employed		100,000.00		Semi Detached House	2001	Leasehold	146	N	1st	115,000.00	115,000.00	30-Sep-04	Physical	115,000.00	30-Sep-04	142,656.76	73.33	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
193	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.25 - KYC Missing - Known: File build checklist confirms this is not available for borrower 2	CLS	UFSS	Mortgage Express	197,000.00	21-Jan-05	300	31-Jan-30	Remortgage	78.80	5.70	Interest Only	Endowment	N	N	Live	198,286.05	198,286.05	Interest Only	Endowment	2.25	198,286.05	Tracker	371.79	2.00	Y	N		Employed	Employed	30,386.00	39,030.00	Terraced House	1934	Freehold	0	N	1st	250,000.00	250,000.00	8-Dec-04	Physical	250,000.00	8-Dec-04	389,003.57	50.97	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Transfer of Equity	12-Feb-09	Transfer of Equity completed 12th February 2009 to replace borrower 1s former partner.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
194	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	135,000.00	27-Jan-05	300	31-Jan-30	Purchase	90.00	5.59	Interest Only	Investment	N	N	Live	135,934.73	135,934.73	Interest Only	Investment	2.25	135,934.73	Tracker	254.88	2.00	Y	N		Self-Employed	Employed	38,000.04	16,406.00	Semi Detached House	1935	Freehold	0	N	1st	150,000.00	150,000.00	6-Dec-04	Physical	150,000.00	6-Dec-04	189,546.19	71.72	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
195	12 months PH	B	B	A	✗	✗	✓	RISK.37 - Principal Borrower no longer resides: 11th April 2016. Borrower 1 no longer living at property. Borrowers have separated. Borrower 1 understood to now be living with parents. Borrower 2 still resides at the mortgaged property. RISK.05 - Switched to IO - no repayment vehicle: Account amended to Interest Only in 2007. No Repayment Vehicle details seen.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: No payment received October 2016 but two payments were received in September 2016 on 1st September and 30th September. March 2017 instalment due 123.16 payment received 35.94 being the shortfall required to keep the account fully up to date in view of previous overpayment. Full payment made in following months.		✓	✗	MISS.27 - Evidence of Income missing - Known: File build checklist confirms this is not available re borrower 1.	CLS	UFSS	Mortgage Express	70,000.00	31-Jan-05	300	31-Jan-30	Purchase	100.00	6.24	Repayment	Repayment	Y	N	Live	73,763.78	73,763.78	Interest Only	Unknown	2	73,763.78	Tracker	122.94	1.75	N	N		Employed	Employed	23,500.00	7,900.00	Terraced House	1904	Leasehold	878	N	1st	71,500.00	70,000.00	1-Oct-04	Physical	70,000.00	1-Oct-04	85,810.51	85.96	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None		23-Jun-09	1,939.90	N			REP to IO	19-Jul-07	Switch to Interest Only	19-Jul-07	Account amended to Interest Only 19th July 2007. No Repayment Vehicle details seen.	Y
SPO not maintained. Contribution received from borrower 2 but nothing from borrower 1. Warrant for Possession to be executed 17th April 2007. This was further suspended on payment of instalment plus 100pm commencing 3rd May 2007. Account brought fully up to date 27th June 2007. Further arrears November 07, sols instructed, warrant authorised and eviction set 8th January 2008. Suspended on payment of instalment plus 50. Maintained to June 2009 where arrears balance was capitalised. After  that account up to date.
																																																																																												CMS plus 50	3-Aug-06	23-Jun-09			✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓
196	12 months PH	B	A	A	✗	✓	✓
RISK.24 - Vulnerability - Lack of English skills: Borrowers son spoke to lender 2nd September 2016 and advised that his mother does not speak English. This does not appear to have had any affect on the overall conduct of the mortgage although it is noted that DWP payments have been received on the account from April 2014 to date. This may indicate that language difficulties have restricted employment opportunities for the borrower. The application form is missing and it is therefore unknown what the borrowers occupation was at origination. Third party authority form sent to borrower 9th September 2016. No notes seen as to whether this has been returned and registered on account.

RISK.63 - Other Occupants: Account note 22nd September 2016 has identified that borrower lives at the property with her husband and two children aged 22 and 16. In view of their being no completion file available it is not known if all have resided since completion of the purchase on 31st January 2005 although both children would have been less than 17 years old at this stage. Potential equity issue in respect of husband.

RISK.32 - DWP payments: DWP Payments have been received on the account since April 2014 with a standing order to cover the shortfall from the borrower.
											✓	✗	MISS.28 - CoT Missing / Request for funds - Known: File build checklist confirms this is not available. MISS.21 - Application Missing - Known: File build checklist confirms this is not available. MISS.26 - Declaration missing - Known: File build checklist confirms this is not available. MISS.25 - KYC Missing - Known: File build checklist confirms this is not available. MISS.22 - Offer Missing - Known: File build checklist confirms this is not available. MISS.24 - Valuation Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	85,594.00	31-Jan-05	300	31-Jan-30	Purchase	87.34	5.95	Repayment	Repayment	N	N	Live	51,969.13	51,969.13	Repayment	Repayment	2.25	51,969.13	Tracker	395.55	2.00	Y	N		Employed		30,000.00		Terraced House	0	Freehold	0	N	1st	98,000.00	98,000.00	14-Jan-05	Physical	98,000.00	14-Jan-05	123,769.98	41.99	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✗	✗	✗	✓	✗	✓	✓	✓
197	12 months PH	A	A	A	✗	✓	✓				✓	✓	RISK.30 - BKO / IVA Post-Completion: Letter received from Insolvency Service Sheffield to advise bankruptcy order made against borrower on 22nd August 2008. This is now likely to be discharged. The account was fully up to date at the time of bankruptcy with regular payments being received which have continued to date.	CLS	UFSS	Mortgage Express	93,500.00	10-Feb-05	264	28-Feb-27	Remortgage	85.00	5.89	Repayment	Repayment	N	N	Live	48,964.69	48,964.69	Repayment	Repayment	2.25	48,964.69	Tracker	470.54	2.00	Y	N		Self-Employed		35,000.00		Semi Detached House	1947	Freehold	0	N	1st	110,000.00	110,000.00	26-Jan-05	Physical	110,000.00	26-Jan-05	134,031.86	36.53	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
198	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: October 2016 direct debit recalled. Honoured on second collection 12th October 2016. November 2016 direct debit recalled. Honoured on second collection 14th November 2016. Complaint made by borrower not happy with 6.50 charge for recalled direct debits. Felt it was the lenders fault having changed due date. Change of due date again made to suit borrower. Complaint rejected. No further payment issues December 2016 to date.		✓	✗	MISS.21 - Application Missing - Known: File build checklist confirms this is not available. MISS.26 - Declaration missing - Known: File build checklist confirms this is not available. MISS.25 - KYC Missing - Known: File build checklist confirms this is not available. MISS.22 - Offer Missing - Known: File build checklist confirms this is not available. MISS.28 - CoT Missing / Request for funds - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	253,000.00	14-Feb-05	264	28-Feb-27	Remortgage	74.41	5.59	Interest Only	Endowment	N	N	Live	252,952.80	252,952.80	Interest Only	Endowment	2.25	252,952.80	Tracker	474.29	2.00	Y	N		Employed		85,000.00		Terraced House	1804	Freehold	0	N	1st	340,000.00	340,000.00	27-Sep-04	Physical	340,000.00	27-Sep-04	522,282.33	48.43	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✗	✗	✓	✗	✓	✓	✓
199	12 months PH	B	A	A	✗	✓	✓
RISK.24 - Vulnerability - Lack of English skills: Account note 12th June 2006 indicates borrower does not speak very good English but this appears to have improved during the term of the mortgage. Latest account notes on 17th October 2016 refer to conversations held directly with the borrower. Conduct of the account is satisfactory. Ongoing employment has not been affected by lack of English skills as borrower is noted to be self employed in the Catering/Restaurant business.

RISK.37 - Principal Borrower no longer resides: Change of address registered on account 9th September 2016.  No reference to Consent to Let seen but later note 17th October 2016 refers to the property being rented. Account conduct has continued to be satisfactory.

RISK.66 - Unauthorised Tenancy: Notes on file indicate the Borrower is not in residence and the property is let. There have been no issues so far affecting the performance of the loan and payments for the last 12 months made.
											✓	✓		CLS	UFSS	Mortgage Express	112,000.00	16-Feb-05	240	28-Feb-25	Purchase	84.88	5.89	Interest Only	Investment	N	N	Live	113,727.79	113,727.79	Interest Only	Investment	2.25	113,727.79	Tracker	213.24	2.00	Y	N		Self-Employed		45,400.00		Flat or Apartment	2004	Feudal	0	N	1st	131,950.00	135,000.00	19-Jan-05	Physical	135,000.00	19-Jan-05	178,064.25	63.87	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y	Solicitors instructed 16th October 2007. Account had been 2 months in arrears from April 2007. Arrears cleared 18th October 2007. No further action taken.						✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
200	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Charges registered by J Gardner Holding Ltd 20th June 2011. Charge amount 1.00 Lombard North Central 21st March 2013. Charge amount 1.00.			✓	✓		CLS	UFSS	Mortgage Express	230,300.00	28-Feb-05	300	28-Feb-30	Purchase	88.58	5.59	Interest Only	Investment	Y	N	Live	230,836.76	230,836.76	Interest Only	Investment	2.25	230,836.76	Tracker	432.83	2.00	Y	N		Employed	Employed	56,000.00	32,000.00	Semi Detached House	1935	Freehold	0	N	1st	260,000.00	260,000.00	24-Dec-04	Physical	260,000.00	24-Dec-04	404,563.71	57.06	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
201	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	95,000.00	4-Mar-05	216	31-Mar-23	Remortgage	79.17	5.59	Interest Only	Investment	N	N	Live	95,964.69	95,964.69	Interest Only	Investment	2.25	95,964.69	Tracker	179.94	2.00	Y	N		Self-Employed	Employed	34,850.00	10,000.00	Semi Detached House	1994	Leasehold	988	N	1st	125,000.00	120,000.00	31-Jan-05	Physical	120,000.00	31-Jan-05	148,349.12	64.69	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
202	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	175,000.00	1-Apr-05	120	30-Jun-18	Remortgage	87.50	5.59	Interest Only	Investment	N	N	Live	175,739.37	175,739.37	Interest Only	Investment	2.25	175,739.37	Tracker	329.52	2.00	Y	N		Self-Employed		195,000.00		Semi Detached House	1890	Freehold	0	N	1st	200,000.00	200,000.00	22-Feb-05	Physical	200,000.00	22-Feb-05	252,591.79	69.57	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N	28-Jul-08				Term Extension	28-Jul-08	Term extended to 10 years with effect from 28 July 2008. Interest Only since origination noted to be repaid by PEP/Pension/ISA. No updated details collected at time of extension.	N						Loan matures June 2018. Letters sent December 13, January 2014 and February 2014. Letter sent to borrower 31st May 2017, 1 year before term end date. No response seen at time of review.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
203	12 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: Call received from borrower 1st September 2014 states that she is looking to let the property. Getting married and moving in with partner. Subject property is too small and has been unable to sell as in negative equity. Property was valued at around 47000. It appears that a consent to let application was sent to the borrower on 8th September 2014 but there is no indication that this progressed further. The account conduct has continued to be satisfactory. Currently it is unclear if she is occupying or has let the property. No further investigation seen.			✓	✓		CLS	UFSS	Mortgage Express	64,000.00	26-Apr-05	300	30-Apr-30	Purchase	104.07	6.49	Interest Only	Investment	Y	N	Live	64,567.39	64,567.39	Interest Only	Endowment	2.05	64,567.39	Tracker	110.3	1.80	N	N		Employed		20,500.00		Flat or Apartment	1985	Leasehold	76	N	1st	61,500.00	61,500.00	28-Feb-05	Physical	61,500.00	28-Feb-05	77,671.98	83.13	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
204	12 months PH	B	B	A	✗	✗	✓	RISK.30 - BKO / IVA Post-Completion: Details of Proposed IVA in respect of borrower 1 received on 17th August 2015. No details seen that this progressed any further. This does not appear to have had any material affect on the conduct of the mortgage. A direct debit was returned on 30th December 2016 and replaced with a card payment with the borrower explaining that this was due to a change of bank accounts.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: 30th December 2016 Direct Debit recalled. Card payment received 30th December 2016. Borrower has advised that this is due to changing to a new bank account. New DD mandate set up 20th April 2017. 30th June 2017 DD recalled. No replacement payment received at the time of the review and no contact with borrowers seen. The account held a small credit balance of 65.02 and the resulting arrears balance is therefore greater than 1 month in arrears.		✓	✓		CLS	UFSS	Mortgage Express	175,500.00	28-Apr-05	216	30-Apr-23	Remortgage	90.00	5.59	Repayment	Repayment	N	N	Live	69,125.21	69,125.21	Repayment	Repayment	2.25	69,125.21	Tracker	1038.69	2.00	Y	N		Self-Employed	Employed	68,000.00	10,400.00	Bungalow	1994	Freehold	0	N	1st	195,000.00	195,000.00	14-Mar-05	Physical	195,000.00	14-Mar-05	219,682.47	31.47	973.67	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
205	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.28 - CoT Missing / Request for funds - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	110,000.00	29-Apr-05	300	30-Apr-30	Remortgage	61.11	5.59	Interest Only	Investment	N	N	Live	110,529.17	110,529.17	Interest Only	Investment	2.25	110,529.17	Tracker	207.25	2.00	Y	N		Employed	Self-Employed	30,000.00	25,000.00	Bungalow	1997	Freehold	0	N	1st	180,000.00	180,000.00	12-Apr-05	Physical	180,000.00	12-Apr-05	194,981.18	56.69	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓
206	12 months PH	A	A	A	✗	✓	✓				✓	✓	RISK.30 - BKO / IVA Post-Completion: Bankruptcy registered on 9th January 2007 for borrower 1 due to company going into liquidation. Loan up to date prior to bankruptcy which is now likely to be discharged. Currently loan is up to date and no evidence of issues or future problems arising.	CLS	UFSS	Mortgage Express	222,750.00	6-May-05	360	31-May-35	Purchase	90.00	5.89	Interest Only	Endowment	N	N	Live	196,449.75	196,449.75	Interest Only	Endowment	2.25	196,449.75	Tracker	368.35	2.00	Y	N		Self-Employed	Employed	76,000.00	10,667.00	Bungalow	1960	Freehold	0	N	1st	247,500.00	247,500.00	22-Mar-05	Physical	247,500.00	22-Mar-05	321,302.99	61.14	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
207	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	72,250.00	10-May-05	192	31-May-21	Remortgage	85.00	5.59	Repayment	Repayment	N	N	Live	18,670.31	18,670.31	Repayment	Repayment	2.25	18,670.31	Tracker	415.37	2.00	Y	N		Self-Employed		34,000.00		Terraced House	1900	Leasehold	644	N	1st	85,000.00	85,000.00	15-Apr-05	Physical	85,000.00	15-Apr-05	90,029.68	20.74	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
208	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	141,300.00	12-May-05	240	31-May-25	Purchase	90.00	5.59	Interest Only	Investment	Y	N	Live	141,723.84	141,723.84	Interest Only	Investment	2.25	141,723.84	Tracker	265.74	2.00	Y	N		Self-Employed	Self-Employed	30,100.00	27,200.00	Maisonette	1935	Leasehold	61	N	1st	157,000.00	157,000.00	17-Mar-05	Physical	157,000.00	17-Mar-05	293,930.17	48.22	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
209	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	126,000.00	12-May-05	300	31-May-30	Remortgage	86.90	5.59	Interest Only	Investment	N	N	Live	127,033.79	127,033.79	Interest Only	Investment	2.25	127,033.79	Tracker	238.19	2.00	Y	N		Employed		90,000.00		Semi Detached House	1993	Freehold	0	N	1st	145,000.00	145,000.00	15-Apr-05	Physical	145,000.00	15-Apr-05	176,661.96	71.91	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
210	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.21 - Application Missing - Known: File build checklist confirms this is not available. MISS.22 - Offer Missing - Known: File build checklist confirms this is not available. MISS.25 - KYC Missing - Known: File build checklist confirms this is not available. MISS.28 - CoT Missing / Request for funds - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	62,000.00	13-May-05	300	31-May-30	Purchase	86.11	5.89	Repayment	Repayment	N	N	Live	38,936.35	38,936.35	Repayment	Repayment	2.25	38,936.35	Tracker	289.7	2.00	Y	N		Employed		24,000.00		Terraced House	1900	Freehold	0	N	1st	72,000.00	72,000.00	8-Mar-05	Physical	72,000.00	8-Mar-05	90,933.05	42.82	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✗	✓	✓	✗	✓	✓	✓
211	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Title register extract dated 27th July 2017 shows a second charge registered dated 27th January 2016 in favour of Elderbridge Limited. The value and reason for charge is unknown.			✓	✓		CLS	UFSS	Mortgage Express	120,000.00	20-May-05	264	31-May-27	Remortgage	66.67	5.89	Repayment	Repayment	N	N	Live	67,798.84	67,798.84	Repayment	Repayment	2.25	67,798.84	Tracker	636.19	2.00	Y	N		Self-Employed	Employed	26,000.00	18,000.00	Semi Detached House	1924	Freehold	0	N	1st	182,000.00	180,000.00	14-Apr-05	Physical	180,000.00	14-Apr-05	195,491.00	34.68	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
212	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	240,000.00	23-May-05	300	31-May-30	Remortgage	88.89	5.59	Interest Only	Unknown	N	N	Live	240,164.87	240,164.87	Interest Only	Investment	2.25	240,164.87	Tracker	450.32	2.00	Y	N		Self-Employed	Employed	70,000.00	12,500.00	Semi Detached House	1970	Freehold	0	N	1st	270,000.00	270,000.00	9-May-05	Physical	270,000.00	9-May-05	419,494.10	57.25	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
213	12 months PH	B	A	B	✗	✓	✓	RISK.55 - Title - Other Charges: Title extract dated 27th July 2017 shows an equitable charge by way of an interim charging order registered 25th February 2014 in favour of HSBC Bank PLC. Reason for charge and value of charge unknown. No further charges registered. RISK.04 - Fees and Charges: Historic field agent instruction sent and report completed 24th March 2015. However, arrears were cleared in previous month on 26th February 2015. Agent visit should have been cancelled. However, as this was not done, a field agent fee of 54.00 was nevertheless applied to the account on 8th April 2015.			✓	✓		CLS	UFSS	Mortgage Express	112,500.00	25-May-05	300	31-May-30	Purchase	90.00	5.89	Repayment	Repayment	Y	N	Live	80,537.83	80,537.83	Repayment	Repayment	2.39	80,537.83	Tracker	604.43	2.14	Y	N		Employed		42,100.00		Semi Detached House	1930	Leasehold	924	N	1st	125,000.00	125,000.00	22-Apr-05	Physical	125,000.00	22-Apr-05	147,626.61	54.56	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			Temp switch to Interest only
Temporary switch to interest only agreed 11th March 2011. Reverted back to repayment basis 11th December 2012. Reason was that partner, who is not party to loan, left property and borrower was in short term hardship after rate change. No further concession noted.
																																																																																		N			IO to REP	11-Dec-12	None			N							✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
214	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	153,000.00	27-May-05	300	31-May-30	Remortgage	90.00	5.59	Repayment	Repayment	N	N	Live	94,884.74	94,884.74	Repayment	Repayment	2.25	94,884.74	Tracker	705.98	2.00	Y	N		Employed	Unemployed	76,862.00	0.00	Semi Detached House	1950	Freehold	0	N	1st	170,000.00	170,000.00	18-May-05	Physical	170,000.00	18-May-05	264,125.91	35.92	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
215	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	232,995.00	27-May-05	300	31-May-30	Purchase	89.61	5.59	Repayment	Repayment	Y	N	Live	114,807.33	114,807.33	Repayment	Repayment	2.25	146,225.71	Tracker	869.86	2.00	Y	N		Self-Employed		80,000.04		Detached House	1970	Freehold	0	N	1st	259,950.00	260,000.00	11-May-05	Physical	260,000.00	11-May-05	358,624.06	32.01	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
216	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	115,200.00	2-Jun-05	300	30-Jun-30	Purchase	90.00	5.89	Interest Only	Investment	Y	N	Live	117,390.88	117,390.88	Interest Only	Investment	2.25	117,390.88	Tracker	220.11	2.00	Y	N		Self-Employed		45,900.00		Flat or Apartment	1982	Leasehold	964	N	1st	128,000.00	134,000.00	7-Apr-05	Physical	134,000.00	7-Apr-05	208,193.37	56.39	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		11-Mar-08			Rate Switch	11-Mar-08
New offer issued 6th March 2008 for new rate and balance of original term. Fees of 1734.50 for product added to outstanding balance at the time of 115640.70. This is reason why outstanding balance greater than original loan.
																																																																																										N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
217	12 months PH	B	B	A	✗	✗	✓	RISK.55 - Title - Other Charges: Title search dated 27th July 2017 shows an equitable charge registered by way of an interim charging order dated 20th July 2009 in favour of HSBC Bank PLC. There are no details as to the reason for this charge or the amount charged.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Contractual payment for December 2016 was not made on time. This was due to cashflow over the Christmas 2016 period. This was made up by way of two payments of 26.00 and a further 334.00 both on 3rd January 2017. This placed account 55p in credit. Since this date the borrowers have been paying irregular nominal sums in excess of the contractual monthly payment each month meaning that account currently in credit by 48.99. No formalised overpayment strategy recorded.		✓	✓		CLS	UFSS	Mortgage Express	164,151.00	2-Jun-05	300	30-Jun-30	Purchase	89.70	5.59	Interest Only	Sale of Property	Y	N	Live	167,616.29	167,616.29	Interest Only	Investment	2.39	167,616.29	Tracker	333.94	2.14	Y	N		Self-Employed	Self-Employed	41,500.00	41,500.00	Terraced House	2002	Freehold	0	N	1st	183,000.00	183,500.00	25-May-05	Physical	183,500.00	25-May-05	230,693.20	72.66	0.00	0	Bank Payment	Paying	No Current Arrears	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
218	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	133,200.00	2-Jun-05	300	30-Jun-30	Purchase	90.00	5.89	Interest Only	Investment	N	N	Live	133,983.37	133,983.37	Interest Only	Investment	2.25	133,983.37	Tracker	251.22	2.00	Y	N		Employed		44,100.00		Bungalow	1930	Freehold	0	N	1st	148,000.00	148,000.00	11-Apr-05	Physical	148,000.00	11-Apr-05	229,944.91	58.27	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
219	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	208,800.00	9-Jun-05	300	30-Jun-30	Purchase	90.00	5.49	Repayment	Repayment	N	N	Live	130,169.97	130,169.97	Repayment	Repayment	2.25	130,169.97	Tracker	963.16	2.00	Y	N		Self-Employed		51,000.00		Terraced House	1950	Freehold	0	N	1st	232,000.00	232,000.00	7-Apr-05	Physical	232,000.00	7-Apr-05	429,829.46	30.28	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Transfer of Equity	29-Apr-09
Original borrower 2 was removed from the mortgage on 29th April 2009 as a result of matrimonial split. Application form and offer documents are on file. Title check dated 27th July 2017 confirms title amended correctly.
																																																																																										N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
220	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	150,000.00	16-Jun-05	300	30-Jun-30	Remortgage	81.08	5.59	Interest Only	Investment	N	N	Live	150,562.27	150,562.27	Interest Only	Investment	2.25	150,562.27	Tracker	282.31	2.00	Y	N		Self-Employed		43,000.00		Semi Detached House	1930	Freehold	0	N	1st	185,000.00	185,000.00	5-Apr-05	Physical	185,000.00	5-Apr-05	218,487.39	68.91	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
221	12 months PH	B	A	A	✗	✓	✓	RISK.30 - BKO / IVA Post-Completion: Bankruptcy granted 15th January 2014 and registered 11th February 2014 against borrower 1. Reason for bankruptcy was that borrower 1 unemployed and unable to service the then financial commitments. Subsequent suspended possession order granted 4th August 2016 put arrangement to pay in place and has now brought account up to date as at 31st March 2017.			✗	✓
INFO.04 - Reperforming case servicing notes: Account went in arrears from 12th August 2013 and increased to a maximum of 6 months in arrears at 10th January 2014 due to unemployment. Borrower registered for bankruptcy 15th January 2014 due to unemployment. Following receipt of DWP payments from 26th February 2014 equating to contractual monthly payment plus 64.25 arrears reduced  monthly until 8th October 2014 when DWP ceased payments. From 19th December 2014 borrower remitted contractual monthly payment plus 3.13 until 25th April 2016 when arrears reduced to 2.19 months. May and June 2016 were unpaid for reasons not detailed on system. Payments resumed from 14th July 2016 at contractual plus 3.13, then contractual plus 103.13 from 30th August 2016 until 27th February 2017 when arrears reduced to 0.55 months. This was then fully cleared on 27th March 2017 and all payments since have been met on time. Monthly arrears fees of 40.00 were charged December 2014 as arrangement was broken that month by paying late. Fees applied in January 2015, May 2015 and June 2015 were applied as arrangements to pay were not in place. Fees were also applied January 2016, February 2016, March 2016, April 2016, May 2016, June 2016 and July 2016 as the arrangement was not renewed until August 2016 despite fact that payments being met in full. No charges since this date. No other fees applied within the review period.
														CLS	UFSS	Mortgage Express	93,500.00	23-Jun-05	264	30-Jun-27	Purchase	89.05	5.89	Interest Only	Investment	N	N	Live	96,367.78	96,367.78	Interest Only	Investment	2.25	96,367.78	Tracker	180.69	2.00	Y	N		Employed		38,000.00		Terraced House	1935	Freehold	0	N	1st	105,000.00	105,000.00	23-May-05	Physical	105,000.00	23-May-05	129,944.44	74.16	0.00	0	Direct Debit	Paying	No Current Arrears	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None				N					None			Y
Solicitors instructed originally 31st January 2014, with eventual court hearing 4th August 2016. Delays due to abortive arrangements to pay be broken and because borrower was on DWP. Ultimately suspended possession order granted 4th August 2016, suspended on arrangement of contractual monthly payment plus 103.13 from August 2016.
																																																																																												CMS + 103.13	4-Aug-16	31-Mar-17	Suspended possession order granted 4th August 2016, suspended on arrangement of contractual monthly payment plus 103.13 from August 2016. All payments met under order and account now up to date.		✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
222	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	125,000.00	24-Jun-05	300	30-Jun-30	Remortgage	119.05	6.14	Repayment	Repayment	N	N	Live	77,831.59	77,831.59	Repayment	Repayment	2.05	77,831.59	Tracker	568.77	1.80	N	N		Employed	Employed	32,200.00	12,809.00	Semi Detached House	1890	Freehold	0	N	1st	105,000.00	105,000.00	20-Apr-05	Physical	105,000.00	20-Apr-05	112,783.27	69.01	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
223	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	71,000.00	30-Jun-05	300	30-Jun-30	Remortgage	64.55	5.59	Repayment	Repayment	N	N	Live	44,440.02	44,440.02	Repayment	Repayment	2.25	44,440.02	Tracker	328.82	2.00	Y	N		Self-Employed		35,000.00		Semi Detached House	1935	Leasehold	930	N	1st	110,000.00	110,000.00	25-Apr-05	Physical	110,000.00	25-Apr-05	129,911.42	34.21	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
224	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Title extract dated 27th July 2017 indicates presence of an equitable charge dated 5th December 2008 created by an interim charging order in favour of Black Horse Ltd. The financial extent and reason for the charge are unknown.			✓	✓		CLS	UFSS	Mortgage Express	99,000.00	7-Jul-05	276	31-Jul-28	Purchase	90.00	5.75	Interest Only	Endowment	N	N	Live	101,289.33	101,289.33	Interest Only	Endowment	2.25	101,289.33	Tracker	189.92	2.00	Y	N		Employed		32,000.00		Semi Detached House	1980	Freehold	0	N	1st	110,000.00	110,000.00	29-Apr-05	Physical	110,000.00	29-Apr-05	136,132.28	74.41	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y
Litigation commenced 3rd April 2006. SPO granted at hearing on 9th June 2006, suspended on payments of contractual monthly payment plus 100.00 from 1st July 2006. No further action taken since this date as arrangement maintained and arrears cleared.
																																																																																												CMS + 100	9-Jun-06	21-Mar-10
SPO granted on 9th June 2006, suspended on payments of contractual monthly payment plus 100.00 from 1st July 2006. No further action taken since this date as arrangement maintained and arrears cleared.
																																																																																																	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
225	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit returned 16th November 2016 due to other commitments being prioritised, but successfully represented on 24th November 2016. Further direct debit returned 15th February 2017 due unspecified unanticipated expense, but was successfully represented on 24th February 2017. No other issues.		✓	✓		CLS	UFSS	Mortgage Express	154,700.00	7-Jul-05	300	31-Jul-30	Purchase	85.00	5.89	Interest Only	Investment	Y	N	Live	155,638.60	155,638.60	Interest Only	Investment	2.25	155,638.60	Tracker	291.83	2.00	Y	N		Self-Employed		54,853.00		Semi Detached House	1950	Freehold	0	N	1st	182,000.00	182,000.00	17-May-05	Physical	182,000.00	17-May-05	282,770.10	55.04	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
226	12 months PH	B	B	A	✗	✗	✓	RISK.05 - Switched to IO - no repayment vehicle: Loan at origination was a repayment loan. However, switched to interest only as at 7th June 2008. There was no stated repayment vehicle noted as to be used by borrower. Servicer system shows the repayment vehicle as investments, but there is no evidence that this has been verified recently. A recent interest only campaign carried out on 25th May 2016 did not manage to establish contact and therefore the current repayment strategy has not been verified.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Contractual payment for April 2017 paid late on 11th May 2017. There is no indication from system notes as to the reason for this. As account was in credit at date payment due, this was not chased formally by servicer.		✓	✓		CLS	UFSS	Mortgage Express	120,000.00	7-Jul-05	300	31-Jul-30	Purchase	84.21	5.59	Repayment	Repayment	Y	N	Live	114,223.59	114,223.59	Interest Only	Unknown	2.25	114,223.59	Tracker	215.02	2.00	Y	N		Employed		40,000.00		Semi Detached House	2000	Freehold	0	N	1st	142,500.00	142,500.00	22-Jun-05	Physical	142,500.00	22-Jun-05	154,360.10	74	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	7-Jun-08	Switch to Interest Only	7-Jun-08	Loan switched to interest only as at 7th June 2008. There was no stated repayment vehicle noted as to be used by borrower. Servicer system shows the repayment vehicle as investments. There is no rationale recorded as to why the switch was made.	Y	Litigation letters issued 04 July 2008. Whilst 28 day Possession order granted on 6th May 2009, no further action taken as borrower was found to be in receipt of DWP benefits at time due to unemployment.	561.24	6-May-09	31-Mar-10	28 day possession granted 6th May 2009, but not enforced as borrower was in receipt of DWP payments and fixed payment arrangement put in place.		✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
227	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	124,500.00	7-Jul-05	300	31-Jul-30	Purchase	89.89	5.89	Interest Only	Endowment	Y	N	Live	125,380.83	125,380.83	Interest Only	Endowment	2.25	125,380.83	Tracker	235.09	2.00	Y	N		Employed	Employed	31,500.00	22,000.00	Terraced House	1890	Freehold	0	N	1st	138,500.00	138,500.00	16-May-05	Physical	138,500.00	16-May-05	215,961.78	58.06	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
228	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Land registry tile extract dated 27th July 2017 highlights presence of a second charge dated 11th July 2017 in favour of Idem Capital Securities Ltd. There are no details as to the reason for charge or the level of indebtedness involved.			✓	✓		CLS	UFSS	Mortgage Express	90,250.00	12-Jul-05	300	31-Jul-30	Purchase	95.00	5.84	Repayment	Repayment	Y	N	Live	60,630.04	60,630.04	Repayment	Repayment	1.75	60,630.04	Tracker	432.34	1.50	N	N		Self-Employed		34,800.00		Terraced House	1902	Leasehold	697	N	1st	95,000.00	95,000.00	11-Apr-05	Physical	95,000.00	11-Apr-05	112,594.54	53.85	0.79	0	Card Payment	Paying	Remain Static	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
229	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	61,200.00	13-Jul-05	300	31-Jul-30	Purchase	90.00	4.99	Repayment	Repayment	N	N	Live	38,491.07	38,491.07	Repayment	Repayment	2.25	38,491.07	Tracker	283.24	2.00	Y	N		Employed		22,480.00		Bungalow	1980	Feudal	0	N	1st	68,000.00	68,000.00	6-Jun-05	Physical	68,000.00	6-Jun-05	86,688.98	44.4	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
230	12 months PH	A	B	A	✓	✗	✓		PAY.05 - Account in Credit - Payment Missed/Partial Payments: Account currently in credit by 130.57. However, payments made in May and June 2017 have been marginally underpaid by 2.87 each month. All other payments within review period have been in excess on contractual monthly payment. No arrangement in place for the over payments being made. Previous arrears from 28th June 2016 of 252.26 were then cleared over the following four months, finally being cleared 28th October 2016. Reason for arrears had been short term ill health of Borrower 1 meaning earnings reduced.		✓	✓		CLS	UFSS	Mortgage Express	152,500.00	14-Jul-05	300	31-Jul-30	Purchase	100.33	5.99	Repayment	Repayment	Y	N	Live	95,044.74	95,044.74	Repayment	Repayment	1.75	95,044.74	Tracker	677.87	1.50	N	N		Employed	Employed	46,393.38	8,197.00	Flat or Apartment	1930	Leasehold	78	N	1st	152,000.00	152,000.00	16-May-05	Physical	152,000.00	16-May-05	236,159.64	40.25	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
231	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	220,500.00	21-Jul-05	300	31-Jul-30	Purchase	90.00	5.59	Interest Only	Investment	N	N	Live	165,187.31	165,187.31	Interest Only	Investment	2.25	216,758.41	Tracker	313.34	2.00	Y	N		Employed		92,000.00		Semi Detached House	1970	Leasehold	958	N	1st	245,000.00	245,000.00	13-Jun-05	Physical	365,000.00	20-Mar-12	615,529.95	26.84	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
232	12 months PH	B	A	A	✗	✓	✓
RISK.36 - Borrower whereabouts unknown: Borrowers were granted permission to let the property in 7th July 2008. This was later removed 17th September 2009. Noted that borrower 1 correspondence address held is an address other than the security, but borrower 2 correspondence address remains as the security. It is therefore unclear whether the borrowers reside together or whether not, or whether the servicer only ever amended the primary correspondence address at the time they were advised of change. Last 12 months payments have been made.

RISK.66 - Unauthorised Tenancy: Borrowers were granted consent to let security 7th July 2008. However, borrowers advised by letter 17th September 2009 that property was not to be let further, and that was up for sale. In interim family members may use the property. Servicer noted this 17th September 2009 and also noted that consent to let would therefore be removed. However, property has not been sold to date and as such the current occupancy of the property is unknown. Potentially unauthorised letting. Noted that borrower 1 correspondence address held is an address other than the security, but borrower 2 correspondence address was never amended and remains as the security and there has been no record of any returned post. This does not appear to have had any adverse effect on the file to date.
											✓	✓		CLS	UFSS	Mortgage Express	89,250.00	25-Jul-05	300	31-Jul-30	Remortgage	85.00	5.99	Repayment	Repayment	N	N	Live	56,074.47	56,074.47	Repayment	Repayment	2.25	56,074.47	Tracker	412.64	2.00	Y	N		Self-Employed	Self-Employed	40,000.00	40,000.00	Terraced House	1900	Freehold	0	N	1st	105,000.00	105,000.00	30-Jun-05	Physical	105,000.00	30-Jun-05	111,213.14	50.42	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
233	12 months PH	B	A	A	✗	✓	✓
RISK.36 - Borrower whereabouts unknown: Borrower has changed correspondence address on a number of occasions. 24th May 2007 address changed to partners, but states on notes that borrower still living at security. This was changed again on 6th September 2011 when borrower advised was moving abroad for a few years, no specific time-frame or reason for relocation noted. Mail was later returned mark addressee unknown. Subsequent mail appears to have be unreturned. However, the current whereabouts of the borrower are unclear given the earlier declaration about moving abroad. However, there were no notes or comments made at the time or since to clarify what was to happen to the security while abroad. Potentially unauthorised let but not confirmed.
											✓	✓		CLS	UFSS	Mortgage Express	73,500.00	29-Jul-05	300	31-Jul-30	Purchase	105.00	5.99	Interest Only	Investment	N	N	Live	72,831.64	72,831.64	Interest Only	Investment	2	73,911.64	Tracker	121.99	1.75	N	N		Employed		25,500.00		Terraced House	1900	Freehold	0	N	1st	70,000.00	70,000.00	6-Jun-05	Physical	70,000.00	6-Jun-05	86,629.63	84.07	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
234	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Land registry title extract dated 27th July 2017 shows a second charge registered dated 27th January 2017 in favour of Elderbridge Limited. There are no system notes to indicate the extent and reason for the charge.			✓	✓		CLS	UFSS	Mortgage Express	195,200.00	29-Jul-05	300	31-Jul-30	Purchase	89.95	5.89	Interest Only	Investment	N	N	Live	195,530.87	195,530.87	Interest Only	Investment	2.25	196,003.19	Tracker	366.92	2.00	Y	N		Employed	Employed	40,000.00	40,000.00	Semi Detached House	1930	Freehold	0	N	1st	217,000.00	217,000.00	24-May-05	Physical	217,000.00	24-May-05	256,279.80	76.3	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
235	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: Both borrowers are registered at addresses other than the security. Different addresses are held for both borrowers. However, there is no record as to why this is, or who may be residing at the security. There has been no application to let requested or approved. Current occupancy unclear and potentially there is an unauthorised letting. It is noted that a transfer of equity pack was sent out on 26th February 2009, possibly indicating that borrowers are indeed no longer together.			✓	✓		CLS	UFSS	Mortgage Express	207,000.00	4-Aug-05	240	31-Aug-25	Purchase	90.00	4.99	Interest Only	Investment	N	N	Live	207,236.92	207,236.92	Interest Only	Investment	2.25	207,336.92	Tracker	388.58	2.00	Y	N		Self-Employed	Employed	120,000.00	12,000.00	Flat or Apartment	2005	Leasehold	124	N	1st	230,000.00	230,000.00	28-Jul-05	Physical	230,000.00	28-Jul-05	357,346.82	57.99	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
236	12 months PH	B	A	A	✗	✓	✓
RISK.36 - Borrower whereabouts unknown: Current correspondence address only registered 11th April 2016. This address is borrowers parents and will ensure that all correspondence is addressed on receipt. This is because the borrower has been travelling abroad from late 2015 on business. Precise whereabouts of borrower therefore unknown. The last 12 months payments have been made with no issue.

RISK.66 - Unauthorised Tenancy: Previously had authorised letting from 4th July 2009 until consent expired 12th June 2013. Borrower stated at that time that was to stop letting, despite this a change of address was registered 19th July 2013, indicating still not residing. Given that recent notes indicate that borrower is travelling abroad on business, and that the current correspondence address relates to parental home, the indications are that the property is still being let, albeit now without lender consent. System note states that the borrower claimed in a telephone conversation of 8th April 2016 that a repossession notice had been handed to the person living in the property. The Borrower is currently paying but has been in difficulty prior to July 2016.

RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Stated repayment vehicle at origination of the loan is unknown as offer document and application form unavailable. Servicer system shows the repayment vehicle as savings, but there is no evidence that this has been verified recently. There is no evidence from system notes of any recent interest only campaign strategy being carried out and therefore the current repayment strategy has not been verified.
											✗	✗
MISS.21 - Application Missing - Known: File build checklist confirms this is not available.

MISS.25 - KYC Missing - Known: File build checklist confirms this is not available.

MISS.22 - Offer Missing - Known: File build checklist confirms this is not available.

MISS.28 - CoT Missing / Request for funds - Known: File build checklist confirms this is not available.

MISS.24 - Valuation Missing - Known: File build checklist confirms this is not available.

INFO.04 - Reperforming case servicing notes: Account went 4.96 months in arrears in 31st March 2016. Fees of 40.00 were charged monthly from January 2016 through to 31st March 2016, until the account was brought up to date on 8th April 2016. In addition to this, another 662.00 fee was applied to the account in 18th April 2016 following the earlier instruction of Solicitors for Litigation proceedings. All charges applied to the account appear to be in line with lenders policy. All collections activity appropriate and within policy.
														CLS	UFSS	Mortgage Express	162,000.00	5-Aug-05	300	31-Aug-30	Purchase	90.00	5.89	Interest Only	Unknown	N	N	Live	166,442.47	166,442.47	Interest Only	Unknown	2.25	166,442.47	Tracker	312.08	2.00	Y	N		Employed		55,000.00		Flat or Apartment	0	Leasehold	995	N	1st	180,000.00	180,000.00	24-Feb-05	Physical	180,000.00	24-Feb-05	336,990.00	49.39	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		7-Mar-08			Rate Switch	7-Mar-08	Customer requested rate switch effective 8th March 2008. New rate was a 3 year fixed rate of 5.79. Additional fees payable for new product were applied to the account.	Y
Litigation commenced 31st Mar 2016. Hearing set for 3rd May 2016. This was adjourned however on 11th April 2016, by application from the servicer and ahead of hearing. Full arrears cleared 8th April 2016. No further action.
																																																																																																	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✗	✗	✗	✓	✓	✗	✓	✓	✓
237	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: Borrower asked to change address to his girlfriends address in 2011 but he could not provide proof. The correspondence address is a different flat number but there are no further details. Payments are being made and account is up to date so no issues.			✓	✓		CLS	UFSS	Mortgage Express	119,500.00	11-Aug-05	180	31-Aug-20	Purchase	89.85	5.59	Interest Only	Investment	Y	N	Live	120,132.25	120,132.25	Interest Only	Investment	2.25	120,132.25	Tracker	225.25	2.00	Y	N		Self-Employed		43,500.00		Flat or Apartment	1900	Leasehold	125	N	1st	132,995.00	132,995.00	9-May-05	Physical	132,995.00	9-May-05	206,631.92	58.14	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
Loan matures August 2020. 3 year prior to maturity call made to verify strategy for repayment 24th August 2016. ICE letter sent also 24th August 2016. Previous phone call made 12th August 2016. Earlier interest only letters dated 25th June 2013, 2nd August 2013 and 3rd September 2013.
																																																																																																	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
238	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Switched to interest only 30th October 2006. However, no details of a repayment vehicle were provided at the time. There is no evidence of any subsequent contact with borrower to discuss any exit strategy and as such there is no indication of how the capital is to be repaid.			✓	✓		CLS	UFSS	Mortgage Express	124,000.00	15-Aug-05	300	31-Aug-30	Remortgage	72.94	5.59	Repayment	Repayment	N	N	Live	122,281.63	122,281.63	Interest Only	Unknown	2.25	122,281.63	Tracker	229.27	2.00	Y	N		Self-Employed		40,000.00		Semi Detached House	1900	Freehold	0	N	1st	170,000.00	170,000.00	18-Jul-05	Physical	170,000.00	18-Jul-05	194,177.78	62.97	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	30-Oct-06	Switch to Interest Only	30-Oct-16	Original loan on repayment basis, but switched to interest only at request of customer on 30th October 2006. No evidence of any repayment vehicle provided. No other changes to account made.	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
239	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	75,000.00	18-Aug-05	300	12-Aug-30	Purchase	75.00	5.95	Repayment	Repayment	Y	N	Live	27,054.87	27,054.87	Repayment	Repayment	2.25	47,821.02	Tracker	199.7	2.00	Y	N		Self-Employed		28,425.00		Terraced House	1935	Freehold	0	N	1st	100,000.00	100,000.00	21-Dec-04	Physical	100,000.00	21-Dec-04	126,364.13	21.41	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				Y	5-Apr-16				Term Extension	5-Apr-16	Term extended by 1 month. This was a manual extension by servicer. The notes are unclear as to the rationale.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
240	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	82,800.00	18-Aug-05	300	31-Aug-30	Purchase	90.00	5.89	Interest Only	Investment	Y	N	Live	83,619.36	83,619.36	Interest Only	Investment	2.25	83,619.36	Tracker	156.79	2.00	Y	N		Employed		35,000.00		Flat or Apartment	1984	Leasehold	76	N	1st	92,000.00	92,000.00	8-Jul-05	Physical	92,000.00	8-Jul-05	113,058.49	73.96	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
241	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.21 - Application Missing - Known: File build checklist confirms this is not available. MISS.25 - KYC Missing - Known: File build checklist confirms this is not available. MISS.22 - Offer Missing - Known: File build checklist confirms this is not available. MISS.28 - CoT Missing / Request for funds - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	157,500.00	19-Aug-05	300	31-Aug-30	Remortgage	90.00	6.50	Interest Only	Unknown	N	N	Live	157,936.23	157,936.23	Interest Only	Investment	2.25	157,936.23	Tracker	296.13	2.00	Y	N		Employed		57,500.00		Bungalow	1950	Freehold	0	N	1st	190,000.00	175,000.00	29-Apr-05	Physical	175,000.00	29-Apr-05	271,894.32	58.09	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✗	✓	✓	✗	✓	✓	✓
242	12 months PH	B	B	B	✗	✗	✗	RISK.30 - BKO / IVA Post-Completion: Individual Voluntary Arrangement registered 27th June 2016 against borrower. Reason for registration unknown. Conduct of arrangement unknown. Mortgage payments have been erratic since this date. Specifically payments were missed completely in August 2016, January 2017, February 2017, April 2017 and June 2017. In addition October 2016 was underpaid by 108.01. Future ability to meet payments is unclear as the servicer has not made any attempt to discuss the missed payments with the borrower due to an existing credit balance on the account, currently 2181.25.
PAY.06 - Account in Credit - 2 consecutive payments missed: Account was in credit as at 31st July 2016 by 3396.52. Account is currently showing a reduced credit balance of 2181.25. Mortgage payments have not been regular following the registration of an individual voluntary arrangement on 27th June 2016. Specifically payments were missed completely in August 2016, January 2017, February 2017, April 2017 and June 2017. In addition October 2016 was underpaid by 108.01. The credit balance has therefore masked the missed payments as a result. Despite borrower periodically ringing in to make the card payments the servicer did not take the opportunity to query the missed payments.
										COLL.03 - No active, timely or effective dialogue with borrowers: Mortgage payments have not been regular following the registration of an individual voluntary arrangement on 27th June 2016. Despite borrower periodically ringing in to make the card payments the servicer did not take the opportunity to query the missed payments.	✓	✓		CLS	UFSS	Mortgage Express	130,000.00	24-Aug-05	300	31-Aug-30	Purchase	100.00	6.39	Interest Only	Investment	Y	N	Live	127,661.92	127,661.92	Interest Only	Investment	2.05	127,661.92	Tracker	217.35	1.80	N	N		Employed		36,500.00		Terraced House	1950	Freehold	0	N	1st	130,000.00	130,000.00	6-Jul-05	Physical	130,000.00	6-Jul-05	164,549.87	77.58	0.00	0	Card Payment	Trying	No Current Arrears	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
243	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Land registry title extract dated 27th July 2017 shows that a second charge is registered in favour of TSB Bank PLC dated 5th November 2013. There are no notes or indication as to the reason for this charge of the value of the indebtedness.			✓	✓		CLS	UFSS	Mortgage Express	169,000.00	24-Aug-05	288	31-Aug-29	Remortgage	89.89	5.49	Repayment	Repayment	N	N	Live	102,404.71	102,404.71	Repayment	Repayment	2.25	102,404.71	Tracker	802.43	2.00	Y	N		Self-Employed	ND	60,000.00	0.00	Semi Detached House	1910	Freehold	0	N	1st	190,000.00	188,000.00	15-Jul-05	Physical	188,000.00	15-Jul-05	231,032.57	44.32	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
244	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.28 - CoT Missing / Request for funds - Known: File build checklist confirms this is not available. MISS.22 - Offer Missing - Known: File build checklist confirms this is not available. MISS.25 - KYC Missing - Known: File build checklist confirms this is not available. MISS.21 - Application Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	196,350.00	25-Aug-05	300	31-Aug-30	Purchase	85.00	4.99	Repayment	Repayment	N	N	Live	124,673.02	124,673.02	Repayment	Repayment	2.25	124,673.02	Tracker	912.44	2.00	Y	N		Self-Employed		62,000.00		Semi Detached House	1990	Freehold	0	N	1st	231,000.00	231,000.00	10-Jun-05	Physical	231,000.00	10-Jun-05	358,900.51	34.74	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✗	✓	✓	✗	✓	✓	✓
245	12 months PH	B	A	A	✗	✓	✓
RISK.05 - Switched to IO - no repayment vehicle: Loan was switched to interest only as at 27th June 2007. There was no stated repayment vehicle. Servicer system shows the repayment vehicle as savings. A recent interest only campaign carried out on 4th July 2016 did  establish contact with borrower under the ICE2 campaign and a detailed letter was sent outlined the discussion and options available. It highlighted that the borrower is to repay the capital from savings, although the borrower only detailed savings of 5000, and also by overpayments, for which an overpayment choices plan has been set to overpay by 50.00 from September 2016. These two strategies will however, not be adequate to clear the capital at end of term.
											✓	✓		CLS	UFSS	Mortgage Express	112,500.00	16-Sep-05	300	30-Sep-30	Purchase	89.64	5.24	Repayment	Repayment	Y	N	Live	109,585.44	109,585.44	Interest Only	Unknown	2.25	110,085.44	Tracker	205.76	2.00	Y	N		Self-Employed		36,000.00		Flat or Apartment	1910	Leasehold	963	N	1st	125,500.00	125,500.00	22-Jun-05	Physical	125,500.00	22-Jun-05	232,515.50	47.13	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	27-Jun-07	Switch to Interest Only	27-Jun-07	Customer requested switch to interest only as at 27th June 2007. There was no stated repayment vehicle. No rationale noted for change.	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
246	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	83,700.00	22-Sep-05	300	30-Sep-30	Purchase	90.00	5.49	Repayment	Repayment	N	N	Live	52,967.08	52,967.08	Repayment	Repayment	2.25	52,967.08	Tracker	385.55	2.00	Y	N		Self-Employed		41,000.00		Terraced House	1980	Freehold	0	N	1st	93,000.00	93,000.00	22-Jul-05	Physical	93,000.00	22-Jul-05	113,427.46	46.7	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
247	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	108,000.00	26-Sep-05	300	30-Sep-30	Purchase	90.00	5.59	Repayment	Repayment	Y	N	Live	68,147.69	68,147.69	Repayment	Repayment	2.25	68,147.69	Tracker	496.05	2.00	Y	N		Self-Employed		35,000.00		Maisonette	2001	Freehold	0	N	1st	120,000.00	120,000.00	24-May-05	Physical	120,000.00	24-May-05	129,987.45	52.43	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
248	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: September 2016 contractual payment paid late on 3rd October 2016, December 2016 paid late on 3rd January 2017 and was overpaid by 7.76. The delays were due to borrower not getting to bank in time to make payment in month, but has since set up direct debit effective February 2017. No other issues and future payments should continue to be met now payments on direct debit.		✓	✓		CLS	UFSS	Mortgage Express	130,500.00	6-Oct-05	300	31-Oct-30	Purchase	90.00	5.15	Interest Only	Investment	N	N	Live	131,344.30	131,344.30	Interest Only	Investment	2.25	131,344.30	Tracker	246.27	2.00	Y	N		Self-Employed		41,525.00		Semi Detached House	1950	Freehold	0	N	1st	145,000.00	145,000.00	3-Aug-05	Physical	145,000.00	3-Aug-05	178,190.02	73.71	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
249	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	217,775.00	7-Oct-05	300	31-Oct-30	Purchase	88.89	5.15	Interest Only	Investment	N	N	Live	218,221.69	218,221.69	Interest Only	Investment	2.25	218,221.69	Tracker	409.17	2.00	Y	N		Employed		140,000.00		Flat or Apartment	2005	Leasehold	125	N	1st	242,000.00	245,000.00	23-Sep-05	Physical	245,000.00	23-Sep-05	380,652.05	57.33	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
250	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.28 - CoT Missing / Request for funds - Known: File build checklist confirms this is not available. MISS.24 - Valuation Missing - Known: A customer copy of valuation has been placed on file instead of the Lender copy. A subsequent valuation supplied did not relate to case. SME unable to locate the correct valuation document.	CLS	UFSS	Mortgage Express	100,000.00	10-Oct-05	180	31-Oct-20	Remortgage	25.97	5.24	Interest Only	Investment	N	N	Live	53,896.96	53,896.96	Interest Only	Investment	2.25	89,246.96	Tracker	102.1	2.00	Y	N		Employed	Self-Employed	24,826.00	15,000.00	Detached House	1985	Freehold	0	N	1st	385,000.00	385,000.00	2-Sep-05	Physical	385,000.00	2-Sep-05	473,125.22	11.39	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Loan matures October 2020. ICE letter sent September 2013. This agreed a next review in September 2017.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓
251	12 months PH	B	A	A	✗	✓	✓	RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Repayment vehicle not detailed on application and current repayment vehicle on lender system in also shown as unknown.			✓	✓		CLS	UFSS	Mortgage Express	93,000.00	10-Oct-05	264	31-Oct-27	Remortgage	74.40	5.24	Interest Only	Unknown	N	N	Live	92,048.89	92,048.89	Interest Only	Unknown	2.25	92,048.89	Tracker	172.59	2.00	Y	N		Self-Employed	Employed	28,800.00	9,000.00	Terraced House	1987	Freehold	0	N	1st	125,000.00	125,000.00	20-Sep-05	Physical	125,000.00	20-Sep-05	194,210.23	47.4	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
252	12 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: Noted Returned mail from address - addressee gone away May 15,June and August 16, May2017 and unable to contact on telephone number held. There is currently no adverse effect on the payment of the loan.			✓	✓		CLS	UFSS	Mortgage Express	74,000.00	12-Oct-05	300	31-Oct-30	Purchase	89.97	5.15	Interest Only	Investment	N	N	Live	69,710.18	69,710.18	Interest Only	Investment	2.25	69,710.18	Tracker	130.71	2.00	Y	N		Self-Employed		32,000.00		Flat or Apartment	2005	Leasehold	999	N	1st	82,250.00	82,250.00	5-Sep-05	Physical	82,250.00	5-Sep-05	93,570.63	74.5	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
253	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	101,250.00	13-Oct-05	300	31-Oct-30	Purchase	90.00	5.15	Interest Only	Investment	N	N	Live	101,674.15	101,674.15	Interest Only	Investment	2.25	101,674.15	Tracker	190.64	2.00	Y	N		Employed		35,500.00		Terraced House	1900	Freehold	0	N	1st	112,500.00	112,500.00	28-Sep-05	Physical	112,500.00	28-Sep-05	138,250.88	73.54	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
254	12 months PH	B	B	A	✗	✗	✓	RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Repayment vehicle not detailed on application and current repayment vehicle on lender system in also shown as unknown. RISK.41 - Complaint (not PPI): Lender made call on 15th July 2016 regarding missed payments on arrears. Borrower agreed with lender to make payments on 29th July 2016. Further calls were made on 20th and 21st July when borrower had already responded to previous call. Borrower complained re additional calls made, complaint was upheld by lender.
PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: July 2016 payment not made until 1st August 2016 by card payment. Direct debit collected 25th October 2016 was rejected 26th October 2016, but made up by card payment 27th October 2016. Direct payment collected 28th December 2016 was returned 29th December 2016, but not made up by card payment until 23rd January 2017. Direct debit collected 27th February 2017 was returned 28th February 2017, but successfully represented 8th March 2017. Direct debit collected 27th March 2017, but returned 28th March 2017 and made up by card payment 30th March 2017. Card payments made after lenders contact to secure payment, borrower advised of late payment of wages and change of employment. Direct Debit date amended to 30th monthly to reflect change of pay date, all arrears have now been cleared.
											✓	✓		CLS	UFSS	Mortgage Express	58,500.00	14-Oct-05	300	31-Oct-30	Purchase	90.00	5.15	Interest Only	Unknown	N	N	Live	59,304.01	59,304.01	Interest Only	Unknown	2.25	59,304.01	Tracker	111.2	2.00	Y	N		Employed		23,920.00		Terraced House	1900	Freehold	0	N	1st	65,000.00	65,000.00	29-Sep-05	Physical	65,000.00	29-Sep-05	69,195.38	85.71	0.00	0	Direct Debit	Paying	No Current Arrears	Unemployed	No ATP	No Active ATP	No ATP								0			None				N					None			Y	Borrower has experienced payment difficulties since early in the loan from 2007 due to periods of unemployment. Late payments and arrears totalling 1319.79 in January 2010 saw court proceedings taken and eviction order obtained. Eviction was cancelled in February 2011 following payment plan agreed. Whilst customer has continued to make late payments all arrears have been cleared by borrower making additional monthly payments. No further litigation has taken place since 2011.	1313.79	12-Jan-11	2-Mar-11
Court order obtained 12th January 2010 not to be enforced pending payments
Further court order applied for Warrant completed 18th January 2010
No further action taken pending payments from DWP and borrower. During 2010
Court order obtained 30th December 2010
24th January 2011 Pre eviction report - property in poor condition
Eviction Court order received 26th January 201, Eviction date set 1st February 2011
Eviction cancelled pending payment
2nd March 2011 Warrant suspended.
																																																																																																	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
255	12 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: Mail returned Gone away 25th August 2016 no attempted telephone contact noted on file. All payments have been made for the last 12months and no indication of a problem. RISK.05 - Switched to IO - no repayment vehicle: Account changed from Repayment to interest only 4th March 2009 no repayment vehicle noted on file			✓	✓		CLS	UFSS	Mortgage Express	186,300.00	20-Oct-05	300	31-Oct-30	Purchase	90.00	4.99	Repayment	Repayment	N	N	Live	172,756.15	172,756.15	Interest Only	Unknown	2.25	172,756.15	Tracker	323.92	2.00	Y	N		Employed		63,600.00		Flat or Apartment	1920	Leasehold	999	N	1st	207,000.00	207,000.00	12-Aug-05	Physical	207,000.00	12-Aug-05	372,991.82	46.32	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		4-Mar-09	REP to IO	4-Mar-09	Switch to Interest Only	4-Mar-09	Account changed from Repayment to interest only 4th March 2009 no repayment vehicle noted on file	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
256	12 months PH	B	A	A	✗	✓	✓
RISK.19 - Vulnerability - Severe or long term illness: Borrower has been receiving DWP payment in respect of illness since 30th May 2014. On 30th June 2016 borrower contacted to advise DWP payments had stopped and benefits system changed. Borrower confirmed he is unable to return to work due to serious ill health. Unable to afford current payments requested concessional payment which has been agreed due to previous overpayments. Borrower considering putting property on the market will a view to selling. Account will not fall into arrears due to previous overpayments currently 9368.30.

RISK.22 - Vulnerability - Low literacy: Borrower has Dyslexia and needs assistance with documentation and correspondence.

RISK.32 - DWP payments: Borrower has been receiving DWP payment in respect of illness since 30th May 2014. On 30th June 2016 borrower contacted to advise DWP payments had stopped and benefits system changed. Borrower confirmed he is unable to return to work due to serious ill health. Unable to afford current payments requested concessional payment which has been agreed due to previous overpayments
											✓	✓		CLS	UFSS	Mortgage Express	121,720.00	21-Oct-05	240	31-Oct-25	Remortgage	71.60	6.50	Interest Only	Investment	N	N	Live	106,197.51	106,197.51	Interest Only	Investment	2.25	106,197.51	Tracker	198.25	2.00	Y	N		Self-Employed		38,500.00		Semi Detached House	1930	Freehold	0	N	1st	170,000.00	170,000.00	14-Sep-05	Physical	170,000.00	14-Sep-05	215,180.59	49.35	0.00	0	Other Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
257	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	144,000.00	21-Oct-05	300	31-Oct-30	Purchase	87.27	6.75	Repayment	Repayment	N	N	Live	87,518.41	87,518.41	Repayment	Repayment	2.25	92,506.47	Tracker	636.28	2.00	Y	N		Self-Employed		46,500.00		Flat or Apartment	1930	Leasehold	999	N	1st	160,000.00	165,000.00	14-Jun-05	Physical	165,000.00	14-Jun-05	305,697.67	28.63	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
258	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	153,000.00	24-Oct-05	240	31-Oct-25	Remortgage	90.00	5.24	Interest Only	Investment	N	N	Live	137,418.30	137,418.30	Interest Only	Investment	2.39	154,697.09	Tracker	279.17	2.14	Y	N		Employed		50,000.00		Terraced House	1900	Freehold	0	N	1st	170,000.00	170,000.00	25-Aug-05	Physical	170,000.00	25-Aug-05	264,125.91	52.03	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Jul-08			None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
259	12 months PH	B	A	A	✗	✓	✓	RISK.21 - Vulnerability - Physical health: Borrower 1 advised suffering ill health no longer able to work from 8th April 2015. However borrower has since obtained pension lump sum and monthly pension payments to enable future payments to be met in full. There has been no adverse effect on the payments of the loan since this has been received, with borrower now receiving a more secure future monthly income.			✓	✓		CLS	UFSS	Mortgage Express	137,000.00	24-Oct-05	252	31-Oct-26	Remortgage	89.54	4.95	Repayment	Repayment	N	N	Live	77,116.44	77,116.44	Repayment	Repayment	2.25	77,116.44	Tracker	763.94	2.00	Y	N		Employed	Employed	43,000.00	4,100.00	Semi Detached House	1955	Freehold	0	N	1st	168,000.00	153,000.00	21-Sep-05	Physical	153,000.00	21-Sep-05	237,713.32	32.44	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			Temp switch to Part and Part
Switched to part and part an reduced payment of 431.40 March 2015 to June 2016 following ill health to Borrower 1 and unable to work due to illness. Forbearance given to enable borrower to liquidate pension payments to enable future payments to be met. Switch back to repayment 14th June 2016 following illness to borrower 1 as he is now in receipt of a secure monthly pension payment to enable borrower to meet future payments.
																																																																																		N			PAP to REP	14-Jun-16	None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
260	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.21 - Application Missing - Known: File build checklist confirms this is not available. MISS.25 - KYC Missing - Known: File build checklist confirms this is not available. MISS.28 - CoT Missing / Request for funds - Known: File build checklist confirms this is not available. MISS.22 - Offer Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	195,300.00	25-Oct-05	300	31-Oct-30	Purchase	90.00	5.89	Interest Only	Investment	N	N	Live	170,554.44	170,554.44	Interest Only	Investment	2.39	195,425.39	Tracker	343.34	2.14	Y	N		Employed		73,274.00		Terraced House	0	Freehold	0	N	1st	217,000.00	217,000.00	12-Jul-05	Physical	217,000.00	12-Jul-05	337,148.96	50.59	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		18-Aug-08			None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✗	✓	✓	✗	✓	✓	✓
261	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct Debit rejected 1st July 2016, payment made by DD 11th July 2016. DD rejected 1st January 2017 payment made by DD 11th January 2017. Both DD payments made on second automated request.		✓	✓		CLS	UFSS	Mortgage Express	128,600.00	25-Oct-05	300	31-Oct-30	Purchase	89.31	5.24	Repayment	Repayment	N	N	Live	81,706.01	81,706.01	Repayment	Repayment	2.25	81,706.01	Tracker	591.55	2.00	Y	N		Self-Employed	Employed	29,000.00	23,500.00	Semi Detached House	1960	Freehold	0	N	1st	144,000.00	144,000.00	24-Aug-05	Physical	144,000.00	24-Aug-05	147,876.72	55.25	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
262	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	108,000.00	25-Oct-05	300	31-Oct-30	Remortgage	78.26	5.24	Repayment	Repayment	N	N	Live	59,170.73	59,170.73	Repayment	Repayment	2.25	59,170.73	Tracker	428.4	2.00	Y	N		Employed		34,500.00		Terraced House	1940	Freehold	0	N	1st	135,000.00	138,000.00	25-Aug-05	Physical	138,000.00	25-Aug-05	169,587.74	34.89	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
263	12 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: Mail returned Addressee Gone Away - lender tried to contact borrower on 8 occasions between May 2016 and August 2016 and were unable to confirm borrowers address. All payments made for the last 12 months so this has not so far had an adverse effect.			✓	✗	MISS.21 - Application Missing - Known: File build checklist confirms this is not available. MISS.25 - KYC Missing - Known: File build checklist confirms this is not available. MISS.22 - Offer Missing - Known: File build checklist confirms this is not available. MISS.28 - CoT Missing / Request for funds - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	115,000.00	26-Oct-05	300	31-Oct-30	Purchase	88.46	5.24	Interest Only	Investment	N	N	Live	115,503.98	115,503.98	Interest Only	Investment	2.25	115,503.98	Tracker	216.57	2.00	Y	N		Self-Employed		35,000.00		Flat or Apartment	1900	Leasehold	999	N	1st	130,000.00	130,000.00	26-Jul-05	Physical	130,000.00	26-Jul-05	164,549.87	70.19	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✗	✓	✓	✗	✓	✓	✓
264	12 months PH	B	A	A	✗	✓	✓
RISK.66 - Unauthorised Tenancy: The property is tenanted, the Borrower is a commercial client who believes that the mortgage should have been originated as a  BTL mortgage. It still appears to be under investigation since April 2016 when the last PAD note is seen. No details of the tenancy. The payments have all been met for the last 12 months.

RISK.37 - Principal Borrower no longer resides: Borrower is no longer in occupation. From the notes it is unlikely they have ever occupied, as they appear to be under the impression they had a BTL mortgage. All payments have been made for the last 12 months.

RISK.41 - Complaint (not PPI): Borrower is commercial client who believes that the mortgage should have been BTL mortgage. Complaint from 21st April 2016 currently unresolved on system and referral to lenders legal team required, copies of mortgage documentation forwarded to borrower and quotation to convert loan to BTL.

RISK.06 - Loan maturing in under 5 years not correctly managed: Loan matures October 2020. Letters sent June August and September 13. Unable to find a 5 year letter on file. There are annual statements which contain the reminder.
											✓	✓		CLS	UFSS	Mortgage Express	204,100.00	27-Oct-05	180	31-Oct-20	Purchase	93.20	5.54	Interest Only	Investment	N	N	Live	204,997.24	204,997.24	Interest Only	Investment	1.29	204,997.24	Tracker	220.37	1.04	Y	N		Self-Employed	Unknown	95,200.00	0.00	Terraced House	1935	Freehold	0	N	1st	229,000.00	219,000.00	27-Sep-05	Physical	219,000.00	27-Sep-05	394,614.53	51.95	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Loan matures October 2020. Letters sent June August and September 13. Unable to find a 5 year letter on file for 2015 other than annual statement.	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
265	12 months PH	B	A	A	✗	✓	✓	RISK.66 - Unauthorised Tenancy: Borrower has been living abroad and also has correspondence address, lenders notes indicate that there is an unauthorised let in place, appropriate documentation for consent sent to borrower 19th April 2017, this has not been returned. Payments have been made and there is no apparent impact on the loan. RISK.37 - Principal Borrower no longer resides: Borrower is no longer in occupation. New correspondence address on file and property now appears to be let. No impact on the loan so far and payments for the last 12 months have been made.			✓	✓		CLS	UFSS	Mortgage Express	148,450.00	27-Oct-05	240	31-Oct-25	Purchase	90.00	5.54	Interest Only	Investment	N	N	Live	149,102.51	149,102.51	Interest Only	Investment	1.29	149,102.51	Tracker	160.46	1.04	Y	N		Self-Employed		63,877.00		Flat or Apartment	2005	Leasehold	999	N	1st	164,950.00	164,950.00	26-Aug-05	Physical	164,950.00	26-Aug-05	202,706.51	73.56	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
266	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	120,600.00	28-Oct-05	300	31-Oct-30	Purchase	90.00	5.24	Repayment	Repayment	N	N	Live	76,159.60	76,159.60	Repayment	Repayment	2.25	76,159.60	Tracker	551.4	2.00	Y	N		Employed	Employed	40,000.00	7,500.00	Semi Detached House	1970	Freehold	0	N	1st	134,000.00	134,000.00	12-Aug-05	Physical	134,000.00	12-Aug-05	152,443.33	49.96	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
267	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Loan changed from repayment to interest only 1th September 2008 no repayment vehicle documented on file.			✓	✓		CLS	UFSS	Mortgage Express	87,500.00	2-Nov-05	300	30-Nov-30	Purchase	125.00	5.74	Repayment	Repayment	N	N	Live	83,150.53	83,150.53	Interest Only	Investment	2.05	83,150.53	Tracker	142.05	1.80	N	N		Employed		26,000.00		Semi Detached House	1935	Freehold	0	N	1st	70,000.00	70,000.00	12-Aug-05	Physical	70,000.00	12-Aug-05	71,884.52	115.67	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	11-Sep-08	Switch to Interest Only	11-Sep-08	Loan switched to interest only no repayment vehicle	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
268	12 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: Rate change letter dated 6th June 2017 sent back, return to sender, no current telephone number held. Previous telephone number removed from system 1st August 2016 as wrong number. The Borrower is currently paying and has made the last 12 months payments. This may become an issue if payments begin to be missed. RISK.05 - Switched to IO - no repayment vehicle: Loan converted from repayment to interest only 28th August 2008, notes do not confirm that a repayment vehicle is in place to clear loan.			✓	✓		CLS	UFSS	Mortgage Express	116,055.00	8-Nov-05	300	30-Nov-30	Purchase	89.97	5.15	Repayment	Repayment	N	N	Live	109,563.29	109,563.29	Interest Only	Unknown	2.25	109,563.29	Tracker	205.43	2.00	Y	N		Self-Employed	Self-Employed	50,000.00	50,000.00	Terraced House	1900	Freehold	0	N	1st	128,950.00	129,000.00	9-Sep-05	Physical	129,000.00	9-Sep-05	157,334.86	69.64	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	28-Aug-08	Switch to Interest Only	28-Aug-08	Loan converted from repayment to interest only 28th August 2008, notes do not confirm that a repayment vehicle is in place to clear loan.	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
269	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	217,400.00	10-Nov-05	300	30-Nov-30	Purchase	86.96	4.99	Interest Only	Investment	N	N	Live	40,783.89	40,783.89	Interest Only	Investment	2.25	75,193.59	Tracker	79.47	2.00	Y	N		Employed	Employed	74,500.00	32,000.00	Terraced House	1935	Freehold	0	N	1st	246,000.00	250,000.00	8-Aug-05	Physical	250,000.00	8-Aug-05	388,420.46	10.5	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
270	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	178,750.00	14-Nov-05	300	30-Nov-30	Purchase	83.14	4.95	Repayment	Repayment	N	N	Live	114,451.77	114,451.77	Repayment	Repayment	2.25	114,451.77	Tracker	824.22	2.00	Y	N		Employed		55,000.00		Semi Detached House	1935	Freehold	0	N	1st	215,000.00	215,000.00	13-Sep-05	Physical	215,000.00	13-Sep-05	334,041.60	34.26	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
271	12 months PH	B	B	A	✗	✗	✓	RISK.06 - Loan maturing in under 5 years not correctly managed: Loan matures October 2020. Letters sent May 2013, June 2013. Unable to find a letter for 2015 which would be the 5 year letter. There are annual statements which contain a reminder as to both the impending maturity of loan and the need to have a repayment strategy in place.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct Debit rejected 16th February 2017, DD paid on 2nd request 24th February 2017, Borrower contact attempted, borrower subsequently contacted and amended DD collection date. Payments up to date no arrears.		✓	✓		CLS	UFSS	Mortgage Express	240,000.00	15-Nov-05	180	30-Nov-20	Purchase	89.89	5.24	Interest Only	Investment	N	N	Live	240,562.24	240,562.24	Interest Only	Investment	2.25	240,562.24	Tracker	451.06	2.00	Y	N		Self-Employed	Self-Employed	48,000.00	48,000.00	Semi Detached House	1930	Freehold	0	N	1st	267,000.00	267,000.00	20-Sep-05	Physical	267,000.00	20-Sep-05	481,105.39	50	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Loan matures October 2020. Letters sent May 2013, June 2013. Unable to find a letter for 2015. There are annual statements which contain the reminder.	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
272	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	103,500.00	16-Nov-05	300	30-Nov-30	Purchase	90.00	4.95	Interest Only	Investment	N	N	Live	88,248.68	88,248.68	Interest Only	Investment	2.25	103,101.28	Tracker	165.47	2.00	Y	N		Employed		34,060.00		Terraced House	1930	Freehold	0	N	1st	115,000.00	115,000.00	3-Oct-05	Physical	115,000.00	3-Oct-05	147,659.50	59.76	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
273	12 months PH	A	B	A	✓	✗	✓
PAY.05 - Account in Credit - Payment Missed/Partial Payments: Borrower makes bank payments and has moved payment date from September 2016 to the beginning of the following month. This has meant that the due monthly payment is not being made till the following month. The Servicer has not consented to this change. Borrower makes overpayments on loan with payments rounded to 200 from August 2016 making a current monthly overpayment of 30pm and previously from May 2016 payments of 500 a monthly overpayment of 291pm with historic monthly overpayments also seen. A total overpayment of 9842.42 is currently on the loan this is noted and available to withdraw from the loan under the Choices scheme.
											✓	✓		CLS	UFSS	Mortgage Express	97,000.00	17-Nov-05	360	30-Nov-35	Purchase	88.18	5.15	Interest Only	Investment	N	N	Live	90,357.72	90,357.72	Interest Only	Investment	2.25	90,357.72	Tracker	169.97	2.00	Y	N		Employed		41,000.00		Terraced House	1935	Freehold	0	N	1st	110,500.00	110,000.00	7-Oct-05	Physical	115,000.00	23-May-06	136,252.43	66.32	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y	Final Demand on loan sent by Solicitors 25th July 2007 following arrears. Borrower responded and arrangements made to clear arrears. No further action taken.						✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
274	12 months PH	B	A	A	✗	✓	✓	RISK.19 - Vulnerability - Severe or long term illness: Borrower 2 advised of ongoing disability and would be unable to resume work in 2010. Borrowers have made up late payments and arrears from 2012 and this is now having no adverse effect on loan. RISK.06 - Loan maturing in under 5 years not correctly managed: Loan matures November 2020. No letter on file for 2015 which would have been 5 years before the maturity date of November 2020. There have been telephone contact attempts in 2016. There are annual statements which contain the reminder.			✓	✗	MISS.25 - KYC Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	367,500.00	21-Nov-05	180	30-Nov-20	Remortgage	70.00	4.99	Interest Only	Investment	N	N	Live	368,839.77	368,839.77	Interest Only	Investment	2.25	368,839.77	Tracker	691.59	2.00	Y	N		Self-Employed	Employed	125,000.00	36,000.00	Detached House	0	Freehold	0	N	1st	525,000.00	525,000.00	8-Nov-05	Physical	525,000.00	8-Nov-05	795,413.85	46.37	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
Loan maturing November 2020. Letters sent May, June and August 2013. Unable to see any letters since then. Last contact with customer re interest only 3rd October 2016. There are annual statements which contain the reminder.
																																																																																																	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
275	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	190,000.00	23-Nov-05	240	30-Nov-25	Remortgage	76.00	4.95	Interest Only	Investment	N	N	Live	147,048.35	147,048.35	Interest Only	Investment	2.25	188,397.59	Tracker	275.87	2.00	Y	N		Self-Employed	Self-Employed	43,000.00	30,000.00	Flat or Apartment	0	Feudal	0	N	1st	275,000.00	250,000.00	2-Nov-05	Physical	250,000.00	2-Nov-05	299,543.26	49.09	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
276	12 months PH	B	A	A	✗	✓	✓	RISK.06 - Loan maturing in under 5 years not correctly managed: Loan matures November 2020. Letters have been sent out up to August 2014, but none seen for November 2015 when the 5 year reminder letter was due. Unclear if this is because they responded to the previous ICE project in January 2014. Annual statements have been sent containing a clear Interest Only warning.			✓	✓		CLS	UFSS	Mortgage Express	150,750.00	25-Nov-05	180	30-Nov-20	Purchase	90.00	4.99	Interest Only	Investment	N	N	Live	145,259.18	145,259.18	Interest Only	Investment	2.25	151,259.18	Tracker	273.5	2.00	Y	N		Employed		49,300.00		Terraced House	1970	Freehold	0	N	1st	167,500.00	167,500.00	5-Oct-05	Physical	167,500.00	5-Oct-05	253,774.89	57.24	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
Loan matures November 2020. Letters sent November 2013, January 2014. Repayment plan form returned January 2014, where the Borrower states they will over pay 300 pm.  Further letter sent August 2014 as a reminder. No further letters seen.
																																																																																																	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
277	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	76,500.00	28-Nov-05	300	30-Nov-30	Remortgage	85.00	5.25	Repayment	Repayment	N	N	Live	48,364.52	48,364.52	Repayment	Repayment	2.25	48,364.52	Tracker	348.3	2.00	Y	N		Employed		26,500.00		Terraced House	1930	Freehold	0	N	1st	90,000.00	90,000.00	1-Nov-05	Physical	90,000.00	1-Nov-05	102,941.07	46.98	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
278	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Borrower change from Repayment to Interest only from early stage of loan in September 2006 no repayment vehicle detailed on file. Letter confirmed to borrower that balance would still be outstanding at the end of the loan.			✓	✓	RISK.30 - BKO / IVA Post-Completion: Noted Bankruptcy 17th October 2007 not noted as expired on screen but has passed statutory expiry date, noted indicate Bankruptcy expired 2010. Payment details Borrowers experienced payment difficulties between 2007 and 2013, with arrears and missed payments, all arrears up to date. Borrowers currently paying loan no current adverse impact seen.	CLS	UFSS	Mortgage Express	148,500.00	30-Nov-05	300	30-Nov-30	Remortgage	90.00	5.20	Repayment	Repayment	N	N	Live	146,032.08	146,032.08	Interest Only	Unknown	2.25	146,032.08	Tracker	273.81	2.00	Y	N		Employed	Employed	46,850.00	23,500.00	Terraced House	2002	Leasehold	999	N	1st	180,000.00	165,000.00	30-Aug-05	Physical	165,000.00	30-Aug-05	169,442.07	86.18	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	27-Sep-06	Switch to Interest Only	27-Sep-06	Borrower change from Repayment to Interest only from early stage of loan in September 2006 no repayment vehicle detailed on file.	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
279	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	166,950.00	30-Nov-05	300	30-Nov-30	Purchase	90.00	5.15	Interest Only	Investment	N	N	Live	164,110.19	164,110.19	Interest Only	Investment	2.25	168,070.19	Tracker	308.78	2.00	Y	N		Self-Employed		50,000.00		Flat or Apartment	2002	Leasehold	999	N	1st	185,500.00	185,500.00	20-Oct-05	Physical	185,500.00	20-Oct-05	281,046.23	58.39	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
280	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	76,500.00	30-Nov-05	300	30-Nov-30	Purchase	90.00	4.99	Interest Only	Endowment	N	N	Live	77,045.08	77,045.08	Interest Only	Endowment	2.25	77,045.08	Tracker	144.46	2.00	Y	N		Self-Employed		35,000.00		Flat or Apartment	1900	Leasehold	999	N	1st	85,000.00	85,000.00	12-Oct-05	Physical	85,000.00	12-Oct-05	93,902.70	82.05	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
281	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	225,000.00	1-Dec-05	216	31-Dec-23	Remortgage	87.21	5.24	Repayment	Repayment	N	N	Live	139,951.95	139,951.95	Repayment	Repayment	2.25	139,951.95	Tracker	1930.32	2.00	Y	N		Self-Employed	Employed	135,000.00	18,000.00	Detached House	1990	Freehold	0	N	1st	258,000.00	258,000.00	25-Oct-05	Physical	258,000.00	25-Oct-05	255,688.59	54.74	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			Temp switch to Interest only
Borrower requested switch to interest only in 2012 to assist with income and expenditure. Borrower was also considering sale of property. Switch made noted that incorrect action on lenders part led to incorrect switch to repayment in 2014 causing arrears and charges. FOS complaint upheld against lender arrears, fees and credit file amendment made. Full reversion to repayment made in October 2015, no adverse payments since.
																																																																																		N			PAP to REP	2-Oct-15	None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
282	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	82,800.00	1-Dec-05	300	31-Dec-30	Purchase	90.00	5.24	Repayment	Repayment	N	N	Live	57,301.80	57,301.80	Repayment	Repayment	2.25	57,301.80	Tracker	410.48	2.00	Y	N		Other	Self-Employed	10,000.00	28,000.00	Terraced House	1965	Feudal	0	N	1st	92,000.00	92,000.00	18-Nov-05	Physical	92,000.00	18-Nov-05	110,231.92	51.98	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			Temp switch to Interest only
Loan was switched from Repayment to interest only on 30th March 2011 at borrowers request. The loan was then switched back to repayment from interest only on 11th December 2012 and payments have been maintained on that basis since with no adverse effect.
																																																																																		N			IO to REP	11-Dec-12	None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
283	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct Debit Payment due 28th June 2016 was rejected for 509.75, Direct Debit was paid on automated second request 6th July 2016. Borrower contact attempted without success. No previous arrears on account and no subsequent missed payments. Would appear to be isolated incident on payment history,		✓	✓		CLS	UFSS	Mortgage Express	244,000.00	2-Dec-05	300	31-Dec-30	Purchase	89.95	4.50	Interest Only	Investment	N	N	Live	244,683.28	244,683.28	Interest Only	Investment	2.25	244,683.28	Tracker	458.79	2.00	Y	N		Employed	Self-Employed	79,000.00	38,500.00	Semi Detached House	1936	Freehold	0	N	1st	271,250.00	271,250.00	21-Jul-05	Physical	271,250.00	21-Jul-05	421,436.20	58.06	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
284	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	75,150.00	12-Jan-06	300	31-Jan-31	Purchase	90.00	5.15	Repayment	Repayment	N	N	Live	47,993.33	47,993.33	Repayment	Repayment	2.25	47,993.33	Tracker	341.99	2.00	Y	N		Employed		25,000.00		Terraced House	1900	Freehold	0	N	1st	83,500.00	83,500.00	5-Sep-05	Physical	83,500.00	5-Sep-05	101,840.78	47.13	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
285	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Second charge consent granted to Norton Finance 21st November 2011			✓	✓		CLS	UFSS	Mortgage Express	193,500.00	9-Dec-05	300	31-Dec-30	Remortgage	90.00	4.99	Interest Only	Investment	N	N	Live	194,061.86	194,061.86	Interest Only	Investment	2.25	194,061.86	Tracker	363.87	2.00	Y	N		Self-Employed	Self-Employed	59,600.00	28,400.00	Terraced House	1920	Freehold	0	N	1st	235,000.00	215,000.00	18-Oct-05	Physical	215,000.00	18-Oct-05	372,757.37	52.06	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
286	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Borrower switch to interest only in 2006 aware that balance on loan will be outstanding at maturity. No repayment vehicle stated on file. Borrowers are currently overpaying under choices scheme currently +1078.82pm overall overpayment 17347.68. Borrowers contacted 26th January 2016 re interest only mortgage, borrower advised unable to discuss but currently overpaying and will look to increase future payments.			✓	✓		CLS	UFSS	Mortgage Express	144,500.00	12-Dec-05	240	31-Dec-25	Remortgage	85.00	5.24	Repayment	Repayment	N	N	Live	124,820.51	124,820.51	Interest Only	Endowment	2.25	142,168.19	Tracker	238.33	2.00	Y	N		Employed	Employed	36,800.00	29,000.00	Terraced House	1970	Freehold	0	N	1st	200,000.00	170,000.00	7-Nov-05	Physical	170,000.00	7-Nov-05	194,281.39	64.25	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	3-Jun-06	Switch to Interest Only	3-Jun-06	Switch to interest Borrower aware that balance on loan will be outstanding at maturity. No repayment vehicle stated on file.	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
287	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	167,000.00	15-Dec-05	300	31-Dec-30	Purchase	89.78	5.19	Interest Only	Investment	N	N	Live	167,418.84	167,418.84	Interest Only	Investment	2.25	167,418.84	Tracker	313.92	2.00	Y	N		Employed		55,000.00		Terraced House	1975	Freehold	0	N	1st	186,000.00	186,000.00	29-Nov-05	Physical	186,000.00	29-Nov-05	281,803.76	59.41	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
288	12 months PH	B	A	A	✗	✓	✓
RISK.41 - Complaint (not PPI): Noted unresolved complaint flag January 2017. Marital dispute and divorce of borrowers, unable to change mortgage and sole ownership to borrower 1 as deemed unaffordable.

RISK.38 - Joint Borrower no longer resides: Borrower 2 advised of marital split and no longer living at property, Borrower 2 advised still liable under mortgage. Borrower 1 contacted 8th January 2015 to assume sole liability, value of property estimated at 225000, addition loan required to buy out borrower 2 was 33000, borrower 1 request was declined as deemed unaffordable by lender. New details for Borrower 2 obtained. Noted that all subsequent monthly payments have been made on time, no current adverse effect on loan.
											✓	✓		CLS	UFSS	Mortgage Express	159,300.00	16-Dec-05	300	31-Dec-30	Purchase	90.00	4.99	Interest Only	Investment	N	N	Live	158,555.81	158,555.81	Interest Only	Investment	2.25	158,555.81	Tracker	297.3	2.00	Y	N		Self-Employed	Employed	60,000.00	35,000.00	Semi Detached House	1996	Freehold	0	N	1st	177,000.00	177,000.00	22-Nov-05	Physical	177,000.00	22-Nov-05	214,362.87	73.97	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
289	12 months PH	B	B	A	✗	✗	✓	RISK.05 - Switched to IO - no repayment vehicle: Borrowers changed from repayment to Interest only as they were experiencing income delays as both were self employed and receiving erratic income. Inheritance was also due to reduce borrowing. No repayment Vehicle noted.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Borrower prefers to pay by Bank payments as both Borrowers are self employed and do not have fixed pay days. Payments are due on last day of the month however bank payment are not been received from borrowers till the beginning of the following month, payments received are no later than the 7th of the following month. Late payments have been seen in October 2016, December 2016, January 2017, April 2017, May 2017 and June 2017. Whilst payments are ofted seen a few days late current payments are being met.		✓	✓		CLS	UFSS	Mortgage Express	225,000.00	19-Dec-05	216	31-Dec-23	Remortgage	90.00	5.54	Repayment	Repayment	N	N	Live	226,434.98	226,434.98	Interest Only	Endowment	1.29	226,434.98	Tracker	243.17	1.04	Y	N		Self-Employed	Self-Employed	95,000.00	15,000.00	Terraced House	1930	Freehold	0	N	1st	250,000.00	250,000.00	21-Oct-05	Physical	250,000.00	21-Oct-05	433,438.80	52.24	184.21	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	6-Jun-06	Switch to Interest Only	6-Jun-06
Borrowers changed from repayment to Interest only as they were experiencing income delays as both were self employed and receiving erratic income. Inheritance was also due to reduce borrowing. No repayment Vehicle noted.
																																																																																										Y	Court order obtained 18th January 2007, this was not enforced as repayment programme agreed with borrowers and funds due from inheritance.						✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
290	12 months PH	B	B	A	✗	✗	✓	RISK.32 - DWP payments: DWP payments being received since May 2014, no background information noted on file. There is a current monthly underpayment on the loan of 82.37 as the borrower is not meeting the full difference in payment. The current underpayment is masked by lump sum DWP payment received in May 2015, current overpayment on loan is 1337.68.	PAY.05 - Account in Credit - Payment Missed/Partial Payments: Current payment of 820.99 has a monthly shortfall of 82.37pm as payment is comprised of DWP payments of 286.92 and Bank payments by borrower of 451.70. This is currently masked by a lump sum DWP payment received in May 2015 of 3077.66 which created a overpayment on the account of the same amount. The current overpayment has subsequently reduced to 1337.68. The loan will subsequently fall into arrears in approximately 16 months unless the current underpayment is addressed by borrower.		✓	✓		CLS	UFSS	Mortgage Express	180,000.00	19-Dec-05	300	31-Dec-30	Purchase	90.00	4.99	Repayment	Repayment	N	N	Live	114,854.49	114,854.49	Repayment	Repayment	2.25	114,854.49	Tracker	820.99	2.00	Y	N		Self-Employed		55,000.00		Terraced House	1924	Freehold	0	N	1st	200,000.00	200,000.00	14-Oct-05	Physical	200,000.00	14-Oct-05	303,014.80	37.9	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
291	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	119,500.00	19-Dec-05	300	31-Dec-30	Purchase	88.52	4.99	Interest Only	Investment	N	N	Live	120,009.39	120,009.39	Interest Only	Investment	2.25	120,009.39	Tracker	225.02	2.00	Y	N		Self-Employed		68,000.00		Terraced House	1900	Freehold	0	N	1st	135,000.00	135,000.00	1-Nov-05	Physical	135,000.00	1-Nov-05	173,339.41	69.23	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
292	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	130,495.00	20-Dec-05	300	31-Dec-30	Purchase	90.00	5.15	Interest Only	Investment	N	N	Live	89,573.77	89,573.77	Repayment	Repayment	2.25	89,573.77	Tracker	641.65	2.00	Y	N		Employed		44,200.00		Flat or Apartment	2005	Leasehold	999	N	1st	144,995.00	144,995.00	15-Nov-05	Physical	144,995.00	15-Nov-05	219,678.15	40.78	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			IO to REP	2-Apr-09	Switch to Repayment	2-Apr-09	Loan changed from interest only to repayment at borrowers request April 2009	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
293	12 months PH	B	A	A	✗	✓	✓
RISK.19 - Vulnerability - Severe or long term illness: Latest system notes dated 7th April 2016 regarding the health of Borrower 2 indicate that has suffered from spinal problems since 1992 and was awaiting operation to help this at the time of note. If operation unsuccessful then borrower 2 may end up in wheelchair. Borrower one unable to work and has been off work for last 2 years as borrower 1 is the registered carer of borrower 2. Receiving DWP assistance at this time. No further update on the outcome of the operation and current health condition recorded. Borrowers are currently meeting the monthly commitment.

RISK.32 - DWP payments: Last MI12 form completed 10th April 2017. Payments being received in respect of ill-health of borrower 2. Borrower 1 unable to work for last 2 years as registered full time carer for borrower 1. DWP direct payments currently 295.16 per four week period, with month with borrowers topping up by 500.00 each month. The aggregate amounts exceed the monthly due payment 40.23 per month currently. However, a DWP request for refund of 556.14 received 22nd June 2017, was processed on MTG11 screen, but reversed as there was no return address on DWP form. Noted as currently being unable to make refund, but this may potentially still be done and increase the current balance.

RISK.30 - BKO / IVA Post-Completion: Both borrowers registered bankrupt 7th May 2013 and again on 18th February 2016. This has not affected their repayments and appears to have been done following borrower 1 giving up work and being on DWP.
											✓	✓		CLS	UFSS	Mortgage Express	144,000.00	21-Dec-05	300	31-Dec-30	Remortgage	90.00	4.95	Repayment	Repayment	N	N	Live	105,036.41	105,036.41	Repayment	Repayment	2.25	105,036.41	Tracker	754.93	2.00	Y	N		Employed	Employed	45,000.00	6,000.00	Bungalow	2002	Freehold	0	N	1st	160,000.00	160,000.00	3-Oct-05	Physical	160,000.00	3-Oct-05	164,509.73	63.85	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			Temp switch to Interest only
Borrowers been on reduced income since 2010 when borrower 2 health deteriorated. To help the loan was switched to interest only temporarily 29th October 2010, back to repayment 10th April 2012, back to interest only 28th February 2013 and finally back to current repayment basis 22nd August 2014. All changes to help affordability as borrower 1 now given up work as registered carer for borrower 2.
																																																																																		N			IO to REP	22-Aug-14	None			N							✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
294	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	125,955.00	21-Dec-05	300	31-Dec-30	Purchase	90.00	5.24	Repayment	Repayment	Y	N	Live	80,546.66	80,546.66	Repayment	Repayment	2.25	80,546.66	Tracker	576.99	2.00	Y	N		Self-Employed		57,750.00		Detached House	1985	Freehold	0	N	1st	139,950.00	139,950.00	4-Nov-05	Physical	139,950.00	4-Nov-05	242,639.04	33.2	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
295	12 months PH	B	A	A	✗	✓	✓
RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Stated repayment vehicle at origination of the loan was unknown. Servicer system now shows the repayment vehicle as savings, but there is no evidence that this has been verified recently. A recent interest only campaign carried out on 28th October 2015 did manage to establish contact via a data capture form in which the borrower stated that current strategy was to sell the property, with no timescale. That said, borrower believed property only worth 75000 at time, which was less than outstanding balance. Also indicated no other plan in place. Servicer tried to contact borrower to discuss further, but with no success and therefore the current repayment strategy is unclear.

RISK.66 - Unauthorised Tenancy: Property believed to be currently let, originally authorised 26th November 2008, but whilst renewed since then the last authorised agreement expired 18th July 2014. Servicer still chasing or update on whether still let. Current correspondence address on records indicates that it is. However, any current letting is now unauthorised. Payments are being met and account up to date.

RISK.36 - Borrower whereabouts unknown: Borrower 1 correspondence address on servicer system as property indicated to be currently let. However, the last noted correspondence sent 8th September 2016 has been returned marked gone away. It is therefore indicated that the current address details held are not up to date and the whereabouts of borrower may be unknown.
											✓	✓		CLS	UFSS	Mortgage Express	93,116.00	22-Dec-05	360	31-Dec-35	Purchase	129.33	5.74	Interest Only	Unknown	Y	N	Live	94,264.59	94,264.59	Interest Only	Unknown	2.05	94,264.59	Tracker	161.04	1.80	N	N		Employed	Employed	22,872.00	13,000.00	Terraced House	1900	Freehold	0	N	1st	72,000.00	72,000.00	9-Nov-05	Physical	72,000.00	9-Nov-05	82,352.85	114.46	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
296	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	195,000.00	22-Dec-05	300	31-Dec-30	Purchase	100.00	5.74	Interest Only	Investment	N	N	Live	195,615.16	195,615.16	Interest Only	Investment	2	195,615.16	Tracker	326.03	1.75	N	N		Employed		59,000.00		Terraced House	1900	Freehold	0	N	1st	195,000.00	195,000.00	23-Nov-05	Physical	195,000.00	23-Nov-05	236,162.48	82.83	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
297	12 months PH	A	B	A	✓	✗	✓
PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit July 16 was rejected on 6th July 2016 and again on representation 15th July 2016. Card payment made 21st July 2016 to bring the monthly payment up to date, but borrower refused to provide explanation for returned direct debit. Earlier arrears were from returned direct debits in May 2015 and November 15 also chased and again borrower refused to explain. Arrangement to pay agreed from October 2016 for contractual payment plus 72.00 until arrears cleared by one final single payment of 305.67 on 27th January 2017. Lender has considered forbearance options 24th January 2017, but considered that proposals to pay were best fit for borrower. However, arrears brought up to date 27th January 2017. All payments since met on time.
											✓	✓		CLS	UFSS	Mortgage Express	180,000.00	20-Feb-06	300	28-Feb-31	Remortgage	90.00	5.24	Interest Only	Investment	N	N	Live	182,966.42	182,966.42	Interest Only	Investment	2.25	182,966.42	Tracker	343.07	2.00	Y	N		Self-Employed	Employed	46,900.00	37,000.00	Semi Detached House	1950	Freehold	0	N	1st	200,000.00	200,000.00	1-Nov-05	Physical	200,000.00	1-Nov-05	303,014.80	60.38	0.00	0	Direct Debit	Paying	No Current Arrears	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None				N					None			Y	LBA issued 24th July 2013. No further action though taken as DWP notification and documentation received and DWP payments started due to unemployment. N further action since.						✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
298	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	204,300.00	3-Jan-06	300	31-Jan-31	Remortgage	90.00	5.20	Repayment	Repayment	N	N	Live	130,465.97	130,465.97	Repayment	Repayment	2.25	130,465.97	Tracker	929.67	2.00	Y	N		Employed		69,500.00		Terraced House	1935	Freehold	0	N	1st	235,000.00	227,000.00	8-Nov-05	Physical	227,000.00	8-Nov-05	343,921.80	37.93	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
299	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	202,000.00	11-Jan-06	300	31-Jan-31	Purchase	85.23	4.99	Repayment	Repayment	N	N	Live	131,180.53	131,180.53	Repayment	Repayment	2.25	131,180.53	Tracker	934.76	2.00	Y	N		Self-Employed	Unemployed	73,900.00	0.00	Semi Detached House	1970	Freehold	0	N	1st	237,000.00	237,000.00	11-Nov-05	Physical	237,000.00	11-Nov-05	323,916.19	40.5	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
300	12 months PH	B	A	A	✗	✓	✓
RISK.66 - Unauthorised Tenancy: Letting pack sent 5th November 2010. Borrower had previously been flagged 14th July 2009 as unauthorised letting and advised that must remortgage as breached covenants and ignored warning letters . Legal action letter advising breach of covenants sent 19th August 2009. Notes dated 17th September 2009, highlighted that borrower was living in another buy to let property, not mortgaged to this lender. Despite a number of warnings that the borrower has breached the covenants, no further action taken to approve the letting or otherwise, or commence action. All that has occurred since is that the lender registered a change of address 17th February 2012. Property therefore deemed to be let unauthorised at this time.

RISK.37 - Principal Borrower no longer resides: Notes dated 17th September 2009, highlighted that borrower was living in another buy to let property, not mortgaged to this lender. Lender registered a change of address 17th February 2012. No returned mail since that date and deemed to be current address.
											✓	✓		CLS	UFSS	Mortgage Express	56,300.00	13-Jan-06	264	31-Jan-28	Remortgage	48.12	5.24	Repayment	Repayment	N	N	Live	31,897.82	31,897.82	Repayment	Repayment	2.25	31,897.82	Tracker	282.49	2.00	Y	N		Self-Employed		31,500.00		Semi Detached House	2000	Freehold	0	N	1st	117,000.00	117,000.00	2-Sep-05	Physical	117,000.00	2-Sep-05	119,916.90	26.6	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
301	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	210,600.00	19-Jan-06	300	31-Jan-31	Purchase	90.00	4.99	Interest Only	Investment	N	N	Live	212,032.02	212,032.02	Interest Only	Investment	2.25	212,032.02	Tracker	397.57	2.00	Y	N		Self-Employed	Self-Employed	75,000.00	5,232.00	Semi Detached House	1998	Freehold	0	N	1st	234,000.00	234,000.00	1-Nov-05	Physical	234,000.00	1-Nov-05	354,527.32	59.81	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
302	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	75,600.00	20-Jan-06	300	31-Jan-31	Purchase	90.00	5.19	Interest Only	Investment	Y	N	Live	76,299.76	76,299.76	Interest Only	Investment	2.25	76,299.76	Tracker	143.06	2.00	Y	N		Self-Employed		40,000.00		Terraced House	1900	Freehold	0	N	1st	84,000.00	84,000.00	21-Dec-05	Physical	84,000.00	21-Dec-05	101,731.53	75	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
303	12 months PH	B	A	A	✗	✓	✓	RISK.38 - Joint Borrower no longer resides: System note from the interest only campaign discussion dated 24th October 2016 highlighted that borrower 1 stated that borrower 2 only on mortgage in name only and enquired about borrower 2 being removed. No further communication and unclear whether borrower 2 actually resides at the security therefore as the question was not specifically asked.			✓	✓		CLS	UFSS	Mortgage Express	171,000.00	23-Jan-06	240	31-Jan-26	Purchase	90.00	5.19	Interest Only	Investment	Y	N	Live	171,478.78	171,478.78	Interest Only	Investment	2.25	171,478.78	Tracker	321.53	2.00	Y	N		Employed	Self-Employed	29,500.00	35,000.00	Terraced House	1900	Freehold	0	N	1st	190,000.00	190,000.00	16-Nov-05	Physical	190,000.00	16-Nov-05	287,864.06	59.57	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
304	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit for July 2016 returned 6th July 2016 and represented successfully 14th July 2016. No reason recorded for returned item or evidence any action taken beyond representation of direct debit. All payments since all okay and no on-going impact on these. Returned fee applied correctly 6th July 2017 of 6.50.		✓	✓		CLS	UFSS	Mortgage Express	140,250.00	23-Jan-06	240	31-Jan-26	Remortgage	85.00	5.49	Interest Only	Investment	N	N	Live	140,469.95	140,469.95	Interest Only	Investment	2.25	140,469.95	Tracker	263.39	2.00	Y	N		Self-Employed	Self-Employed	76,000.00	26,000.00	Semi Detached House	1930	Freehold	0	N	1st	165,000.00	165,000.00	7-Dec-05	Physical	165,000.00	7-Dec-05	211,859.28	66.3	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
305	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	130,000.00	30-Jan-06	264	31-Jan-28	Remortgage	89.66	5.19	Repayment	Repayment	N	N	Live	73,465.64	73,465.64	Repayment	Repayment	2.25	73,465.64	Tracker	650.61	2.00	Y	N		Self-Employed	Self-Employed	42,000.00	38,000.00	Flat or Apartment	1900	Feudal	0	N	1st	145,000.00	145,000.00	16-Jan-06	Physical	145,000.00	16-Jan-06	178,863.64	41.07	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
306	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	108,000.00	30-Jan-06	300	31-Jan-31	Purchase	90.00	5.15	Repayment	Repayment	N	N	Live	68,808.68	68,808.68	Repayment	Repayment	2.25	68,808.68	Tracker	490.32	2.00	Y	N		Employed	Self-Employed	30,000.00	20,000.00	Flat or Apartment	1900	Leasehold	982	N	1st	120,000.00	120,000.00	24-Nov-05	Physical	120,000.00	24-Nov-05	137,254.76	50.13	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
307	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Land registry title extract dated 27th July 2017 highlights 2 second charges over the security. Firstly an equitable charge by way of an interim charging order dated 11th May 2007 in favour of Northern Rock PLC with no specified value. Secondly an equitable charge by way o an interim charging order dated 30th September 2014 in favour of Cabot Financial UK Ltd with no specified value.			✓	✓		CLS	UFSS	Mortgage Express	106,995.00	31-Jan-06	300	31-Jan-31	Purchase	89.17	5.19	Interest Only	Investment	Y	N	Live	108,091.29	108,091.29	Interest Only	Investment	2.25	108,091.29	Tracker	202.67	2.00	Y	N		Self-Employed		42,000.00		Terraced House	1900	Freehold	0	N	1st	119,995.00	119,995.00	17-Nov-05	Physical	119,995.00	17-Nov-05	148,632.82	72.72	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
308	12 months PH	B	A	A	✗	✓	✓
RISK.63 - Other Occupants: Application form stated that the spouse of borrower to reside. Details noted on application. However, the offer contained no conditioning requiring the spouse to complete either an occupancy waiver or any other suitable deed on consent. Potential spousal equitable rights given declared occupancy, but rights have not been waived.

RISK.55 - Title - Other Charges: Land registry title extract dated 27th July 2017 highlights the presence of a second charge in favour of Nemo Personal Finance Ltd dated 24th October 2007. Value of charge 33020 at inception. Purpose, conduct and current balance unknown.
											✓	✓		CLS	UFSS	Mortgage Express	157,500.00	2-Feb-06	240	28-Feb-26	Purchase	90.00	5.19	Interest Only	Investment	Y	N	Live	158,002.71	158,002.71	Interest Only	Investment	2.25	158,002.71	Tracker	296.26	2.00	Y	N		Self-Employed		48,300.00		Terraced House	1930	Freehold	0	N	1st	175,000.00	175,000.00	3-Dec-05	Physical	175,000.00	3-Dec-05	265,137.95	59.59	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
309	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	118,800.00	2-Feb-06	300	28-Feb-31	Purchase	90.00	4.99	Interest Only	Investment	Y	N	Live	119,296.29	119,296.29	Interest Only	Investment	2.25	119,296.29	Tracker	223.68	2.00	Y	N		Self-Employed		40,000.00		Flat or Apartment	1985	Leasehold	83	N	1st	132,000.00	132,000.00	1-Nov-05	Physical	132,000.00	1-Nov-05	228,855.69	52.13	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
310	12 months PH	B	A	A	✗	✓	✓
RISK.55 - Title - Other Charges: Land registry title extract dated 27th July 2017 confirms subsequent charges registered. Equitable charge registered by way of an interim charging order dated 23rd June 2008 in favour of Egg Banking PLC. Value of charge unknown,
. Second equitable charge registered by way of an interim charging order dated 21st July 2008 in favour of Egg Banking PLC. Value of charge unknown. Third equitable charge registered by way of an interim charging order dated 6th July 2009 in favour of Egg Banking PLC. Value of charge unknown. Fourth charge is an unilateral notice registered by way of an interim charging order dated 25th January 2011 in favour of TLL Accountants Ltd, no value attached. Fifth charge is a beneficial charge dated 25th February 2011 in favour of TLL Accountants, no value attached.

RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Stated repayment vehicle at origination of the loan was through savings, but these were neither qualified nor quantified in order to assess suitability. Servicer system still shows the repayment vehicle as savings. A most recent interest only campaign carried out on 19th September 2016 did not manage to establish contact and therefore the current repayment strategy has not been verified.

RISK.06 - Loan maturing in under 5 years not correctly managed: Loan matures January 2018. Letters sent December 2013, January 2013 and November 2014. Outbound interest only campaign calls attempted 13th September 2013, 6th February 2014, 1st December 2014, 7th September 2016, 12th September 2016 and 19th September 2016. All calls unsuccessful. The last attempted phone contact was 19th September 2016, which was unsuccessful, this was 16 months before maturity. No further letters or contact attempts seen at 12 months before. Based on latest valuation there would appear to be no shortfall risk were the property sold.
											✓	✓		CLS	UFSS	Mortgage Express	165,000.00	2-Feb-06	132	31-Jan-18	Remortgage	71.74	5.49	Interest Only	Investment	N	N	Live	166,186.52	166,186.52	Interest Only	Investment	2.25	166,186.52	Tracker	311.6	2.00	Y	N		Self-Employed		80,000.00		Bungalow	1935	Freehold	0	N	1st	250,000.00	230,000.00	6-Jan-05	Physical	230,000.00	6-Jan-05	284,335.82	58.45	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				Y	19-Sep-07				Term Extension	19-Sep-07	Term extended by 11 months from 19th September 2007, but with no rationale noted.	Y	Historic SPO in 2009
Letters sent December 2013, January 2013, November 2014. Outbound interest only campaign calls attempted 13th September 2013, 6th February 2014, 1st December 2014, 7th September 2016, 12th September 2016 and 19th September 2016. All calls unsuccessful. The policy requires that contact made at 12 months, 6 months, 3 month and 1 month prior to maturity. Given that the last attempted phone contact was 19th September 2016, which was unsuccessful, this was 16 months before maturity.
																																																																																																	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
311	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	95,000.00	6-Feb-06	300	28-Feb-31	Remortgage	55.88	5.49	Interest Only	Investment	Y	N	Live	95,237.16	95,237.16	Interest Only	Investment	2.25	95,237.16	Tracker	178.57	2.00	Y	N		Employed	Employed	30,500.00	1,200.00	Semi Detached House	2003	Freehold	0	N	1st	170,000.00	170,000.00	25-Nov-05	Physical	170,000.00	25-Nov-05	210,571.93	45.23	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
312	12 months PH	B	A	A	✗	✓	✓	RISK.41 - Complaint (not PPI): Borrower complained 1st March 2017 regarding the choice of solicitors to act for borrower and spouse in the transfer of mortgage into joint names and associated property title. Documentation had been sent to wrong solicitors. Chosen solicitors are on panel and fresh instructions were sent. It is unclear from system notes as to where to wrong solicitor details were derived from. Complaint resolved and transfer of equity completed 3rd May 2017.			✓	✓		CLS	UFSS	Mortgage Express	211,500.00	9-Feb-06	264	29-Feb-28	Purchase	90.00	4.99	Interest Only	Investment	Y	N	Live	178,098.71	178,098.71	Repayment	Repayment	2.25	211,032.99	Tracker	337.64	2.00	Y	N		Employed	Unknown	75,000.00	ND	Semi Detached House	1935	Freehold	0	N	1st	235,000.00	235,000.00	20-Sep-05	Physical	235,000.00	20-Sep-05	365,115.23	48.78	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			IO to REP	6-Jun-17	Multiple (Specify)	6-Jun-17
Loan switched to repayment loan as at 6th June 2017. Term unaffected and payments reworked over balance of term. This was carried out in conjunction with a transfer of equity into joint names or borrower and spouse. Transferred to joint names with borrower 2 on 3rd May 2017. Title now in joint names also as confirmed by land registry title extract dated 27th July 2017.
																																																																																										N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
313	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	133,650.00	9-Feb-06	204	28-Feb-23	Purchase	90.00	5.19	Interest Only	Investment	N	N	Live	134,124.51	134,124.51	Interest Only	Investment	2.25	134,124.51	Tracker	251.49	2.00	Y	N		Employed	Employed	62,400.00	8,000.00	Semi Detached House	1950	Freehold	0	N	1st	148,580.00	148,500.00	28-Sep-05	Physical	148,500.00	28-Sep-05	200,274.40	66.97	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
314	12 months PH	B	A	A	✗	✓	✓
RISK.55 - Title - Other Charges: Land registry title extract dated 27th July 2017 indicates the presence of charge dated 15th August 2006 in favour of Firstplus Financial Group PLC. Value and nature of charge unknown. This charge was varied by a deed dated 27th April 2016 made between Firstplus Financial Group PLC and Elderbridge Ltd in favour of Firstplus Financial Group PLC. A copy of this variation was filed under title AGL123703.

RISK.05 - Switched to IO - no repayment vehicle: Loan was switched to interest only on 19th November 2008. At the time there was no stated repayment vehicle. Servicer system shows the repayment vehicle as endowment. A recent interest only campaign carried out on 19th April 2016 did manage to establish contact borrowers advised that the intention was to sell within 1 year as they were intending to emigrate. Failing this they would seek consent to let the property. No other details of any existing repayment plans given. As the sale has not proceeded and loan still remains on residential basis this means that the current repayment strategy has not been verified.
											✓	✓		CLS	UFSS	Mortgage Express	140,000.00	9-Feb-06	300	28-Feb-31	Purchase	105.26	6.05	Repayment	Repayment	Y	N	Live	133,500.67	133,500.67	Interest Only	Endowment	2.05	133,500.67	Tracker	228.07	1.80	N	N		Employed	Employed	33,700.00	20,000.00	Semi Detached House	1938	Freehold	0	N	1st	133,000.00	133,000.00	8-Dec-05	Physical	133,000.00	8-Dec-05	161,074.93	82.88	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	19-Nov-08	Switch to Interest Only	19-Nov-08	Loan switched to interest only. Stated repayment vehicle was endowment, but no precise details of proposed vehicle recorded. No other changes to loan.	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
315	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	144,000.00	15-Feb-06	300	28-Feb-31	Purchase	90.00	5.29	Repayment	Repayment	Y	N	Live	94,233.93	94,233.93	Repayment	Repayment	2.25	94,233.93	Tracker	667.99	2.00	Y	N		Self-Employed	Employed	28,400.00	27,500.00	Maisonette	1933	Leasehold	930	N	1st	160,000.00	160,000.00	14-Dec-05	Physical	160,000.00	14-Dec-05	277,400.83	33.97	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
316	12 months PH	B	A	A	✗	✓	✓
RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Stated repayment vehicle at origination of the loan was through savings, but these were neither qualified nor quantified in order to assess suitability. Servicer system still shows the repayment vehicle as savings, but there is no evidence that this has been verified recently. A recent interest only campaign carried out on 16th March 2016 did manage to establish contact and borrower 1 advised simply that they intend to sell and would not consider any other options. Given that based on last indexed valuation equity is only approximately 47000, the ability to sell is feasible, but would be unlikely to be able to trade down.
											✓	✓		CLS	UFSS	Mortgage Express	153,000.00	17-Feb-06	180	28-Feb-21	Purchase	90.00	4.99	Interest Only	Investment	Y	N	Live	153,463.44	153,463.44	Interest Only	Investment	2.25	153,463.44	Tracker	287.75	2.00	Y	N		Self-Employed	Unemployed	55,000.00	0.00	Semi Detached House	1970	Freehold	0	N	1st	175,000.00	170,000.00	19-Dec-05	Physical	170,000.00	19-Dec-05	200,163.19	76.67	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Loan matures February 2021. Letters sent May, June and July 2013. ICE letter August 2013. 5 Year letter 29th February 2016. Latest ICE letter January 2017 following telephone contact.	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
317	12 months PH	B	B	A	✗	✗	✓
RISK.55 - Title - Other Charges: Land registry title extract dated 27th July 2017 indicates an Unilateral Notice dated 7th April 2010 in respect of a local land charge. The Beneficiary of the charge being The Cornwall Council. No further details noted.

RISK.36 - Borrower whereabouts unknown: System note dated 15th March 2017, outlines conversation regarding arrears with borrower 2 who advised that reason for payment in January 2017 being missed had been that borrower 2 split from spouse. Unclear from notes as to whether borrower 1 or 2 resides at the security and the whereabouts of the other party as both are still showing the security as the correspondence address. There is no indication that this was queried. Payments since February 2017 have been met and there are currently no arrears. However, borrower 2 states only receiving family credits and so unknown what the longer term effect of the marital split may have on ability to pay.

RISK.37 - Principal Borrower no longer resides: System note dated 15th March 2017, outlines conversation with borrower 2 who advised split from spouse. Unclear from notes as to whether borrower 1 or 2 resides at the security and the whereabouts of the other party as both are still showing the security as the correspondence address. There is no indication that this was queried.
									PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: System note dated 15th March 2017, outlines conversation regarding arrears with borrower 2 who advised that reason for payment in January 2017 being missed had been that borrower 2 split from spouse and only receiving family credits. Arrears reduced by arrangement over February and March 2017 by way of overpayments of 346.33 in each month. Arrears were brought fully up to date by this date. Payments since have been met in full and on time.		✓	✓		CLS	UFSS	Mortgage Express	152,100.00	20-Feb-06	300	28-Feb-31	Purchase	90.00	5.19	Repayment	Repayment	N	N	Live	97,709.73	97,709.73	Repayment	Repayment	2.25	97,709.73	Tracker	692.63	2.00	Y	N		Self-Employed	Unemployed	51,252.00	0.00	Semi Detached House	1910	Freehold	0	N	1st	169,000.00	169,000.00	24-Jan-06	Physical	169,000.00	24-Jan-06	215,736.86	45.29	0.00	0	Direct Debit	Paying	No Current Arrears	Marital Split	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
318	12 months PH	B	A	A	✗	✓	✓
RISK.05 - Switched to IO - no repayment vehicle: Loan was switched from repayment to part and part on 22nd October 2009. At the time the repayment vehicle was unknown for interest only element. Servicer system shows the repayment vehicle as part and part, but with the capital and interest portion being the result of earlier capitalised arrears in October 2009. The interest only element is stated to be cleared by way of property sale in next 10 years as stated in a recent interest only campaign telephone conversation 15th April 2016. However, borrowers currently overpaying the monthly contractual payment by 188.19 and this has accrued a credit balance currently of 6357.18 and reducing capital owed.

RISK.20 - Vulnerability - Mental health: Mental health - express consent given. Registered 15th April 2016 - borrower 1 advised that following a stroke had been diagnosed with post traumatic stress disorder. Receiving pension and currently training as teacher, but unable to guarantee level of future payment possible. That said borrowers have been and currently are overpaying by 188.19 per month and accrued credit balance of 6357.18. Indications therefore are that payments are manageable.

RISK.30 - BKO / IVA Post-Completion: Bankruptcy discharge registered 5th June 2017. Unclear from notes as to when this was set. IVA - registered 12th October 2012, but system note 18th September 2014 indicates that IVA now settled and that funds paid to that date were deemed to be in full and final settlement of the IVA. Both bankruptcy and IVA related to borrower 2 and did not impact on ability to meet mortgage.
											✓	✓		CLS	UFSS	Mortgage Express	220,500.00	21-Feb-06	300	28-Feb-31	Purchase	90.00	5.19	Repayment	Repayment	N	N	Live	219,061.13	219,061.13	Part & Part	Unknown	2.25	219,061.13	Tracker	411.81	2.00	Y	N		Self-Employed	Unemployed	63,000.00	0.00	Detached House	2005	Freehold	0	N	1st	245,000.00	245,000.00	25-Jan-06	Physical	245,000.00	25-Jan-06	258,866.32	84.62	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None		22-Oct-09	6,487.96	N			Rep to PAP	22-Oct-09	Multiple (Specify)	22-Oct-09
Arrears of 6487.96 were capitalised on 22nd October 2009 and this sum was then placed on a capital and interest basis. As a result the overall loan was simultaneously modified from repayment to part and part with the original repayment element being switched to interest only, but the capital and interest being set for the capitalisation portion equating to 6487.96 at the time.
																																																																																										Y	Litigation commenced 9th March 2012. SPO granted 17th April 2012 and suspended on payment plan.	CMS + 100.00	17-Apr-12	1-Dec-13
SPO granted 17th April 2012. Suspended upon payment of contractual payment plus 100.00 for 16 months and then contractual plus 16.76 for 1 month. Payments commencing 1st May 2012. All payments met and no further action.
																																																																																																	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
319	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	159,255.00	23-Feb-06	300	28-Feb-31	Purchase	90.00	5.19	Interest Only	Investment	Y	N	Live	126,463.99	126,463.99	Interest Only	Investment	2.25	160,075.01	Tracker	244.74	2.00	Y	N		Self-Employed		95,000.00		Terraced House	1950	Freehold	0	N	1st	176,950.00	176,950.00	25-Jan-06	Physical	176,950.00	25-Jan-06	225,885.43	55.99	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
320	12 months PH	B	A	A	✗	✓	✓	RISK.44 - Lending into Retirement Issue: Borrower 1 aged 73 age maturity of loan. There is no indication that affordability into retirement was assessed or queried. Borrower 1 in construction industry and owns own building firm. Unclear whether borrower would be able to continue business beyond retirement age. Borrower 2 aged 67 at maturity. All payments made in the last 12 months.			✓	✓		CLS	UFSS	Mortgage Express	130,000.00	23-Feb-06	300	28-Feb-31	Remortgage	65.00	5.19	Interest Only	Investment	N	N	Live	130,450.26	130,450.26	Interest Only	Investment	2.25	130,450.26	Tracker	244.6	2.00	Y	N		Self-Employed	Employed	44,000.00	12,000.00	Detached House	1930	Freehold	0	N	1st	230,000.00	200,000.00	3-Feb-06	Physical	200,000.00	3-Feb-06	255,309.89	51.09	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
321	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	164,000.00	27-Feb-06	300	28-Feb-31	Purchase	80.39	4.99	Repayment	Repayment	Y	N	Live	105,076.73	105,076.73	Repayment	Repayment	2.25	105,076.73	Tracker	744.85	2.00	Y	N		Self-Employed	Self-Employed	40,000.00	30,000.00	Terraced House	1920	Freehold	0	N	1st	204,000.00	205,000.00	1-Nov-05	Physical	205,000.00	1-Nov-05	355,419.82	29.56	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
322	12 months PH	B	A	A	✗	✓	✓
RISK.41 - Complaint (not PPI): Borrower 1 complained 6th June 2016 when discussing proposals for clearing capital. Complaint was that borrower had been passed around teams before eventually getting to right team and able to discuss requirements. Stated did not wish to log a complaint, but dissatisfaction was logged on Charms. No compensation. Previous complaint was made 18th March 2014 as a payment of 550.62 sent in was not correctly applied to the account with the result the payment showed as overdue. Also that had to ring on premium numbers to discuss. This was upheld and resolved 19th March 2014 with a 50.00 compensation cheque being sent.
											✓	✓		CLS	UFSS	Mortgage Express	154,500.00	27-Feb-06	240	28-Feb-26	Remortgage	88.29	5.24	Interest Only	Investment	N	N	Live	129,547.33	129,547.33	Interest Only	Investment	2.25	139,816.38	Tracker	245.44	2.00	Y	N		Self-Employed	Self-Employed	65,000.00	25,000.00	Semi Detached House	1880	Freehold	0	N	1st	175,000.00	175,000.00	25-Oct-05	Physical	175,000.00	25-Oct-05	265,137.95	48.86	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
323	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	192,600.00	28-Feb-06	300	28-Feb-31	Purchase	90.00	4.99	Repayment	Repayment	N	N	Live	125,336.13	125,336.13	Repayment	Repayment	2.25	125,336.13	Tracker	888.46	2.00	Y	N		Employed	Employed	43,500.00	35,000.00	Terraced House	1975	Freehold	0	N	1st	214,000.00	214,000.00	31-Oct-05	Physical	214,000.00	31-Oct-05	324,225.84	38.66	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
324	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	170,000.00	28-Feb-06	300	28-Feb-31	Purchase	80.95	5.19	Interest Only	Investment	Y	N	Live	8,943.92	8,943.92	Interest Only	Investment	2.25	93,343.92	Tracker	22.09	2.00	Y	N		Self-Employed	Self-Employed	39,000.00	39,000.00	Detached House	1987	Freehold	0	N	1st	210,000.00	210,000.00	12-Dec-05	Physical	210,000.00	12-Dec-05	260,118.27	3.44	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
325	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Land registry title extract dated 27th July 2017 indicates presence of a Unilateral Charge as a result of an interim charging order dated 16th June 2009 in favour of Howden Joinery Ltd. There are no details of the financial exposure on the charge.			✓	✓		CLS	UFSS	Mortgage Express	157,500.00	2-Mar-06	300	31-Mar-31	Purchase	90.00	5.19	Interest Only	Unknown	Y	N	Live	158,780.71	158,780.71	Interest Only	Investment	2.25	158,780.71	Tracker	297.72	2.00	Y	N		Self-Employed		67,800.00		Flat or Apartment	1900	Leasehold	103	N	1st	175,000.00	175,000.00	9-Jan-06	Physical	175,000.00	9-Jan-06	267,928.36	59.26	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
326	12 months PH	B	A	A	✗	✓	✓	RISK.66 - Unauthorised Tenancy: Servicer flagged account as unauthorised letting. Borrower had previously applied for consent to let 29th April 2016, but never returned forms. Second breach letter sent 3rd August 2016. No further correspondence sent or contact attempted. Field agent should be instructed to establish occupancy. Borrower stated whereabouts recorded on system and account flagged. RISK.37 - Principal Borrower no longer resides: Borrower no longer resides at the security. Unauthorised letting flag raised by servicer. Current stated whereabouts recorded on servicer systems.			✓	✓		CLS	UFSS	Mortgage Express	90,000.00	3-Mar-06	300	31-Mar-31	Purchase	90.00	5.54	Interest Only	Investment	N	N	Live	90,825.82	90,825.82	Interest Only	Investment	1.29	90,825.82	Tracker	97.64	1.04	Y	N		Self-Employed		35,000.00		Semi Detached House	1965	Freehold	0	N	1st	100,000.00	100,000.00	15-Dec-05	Physical	100,000.00	15-Dec-05	121,108.97	75	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
327	12 months PH	B	A	A	✗	✓	✓	RISK.66 - Unauthorised Tenancy: Borrower 1 current address differs from the security. However, borrower 2 still has security as the registered correspondence address. Previously noted 24th February 2015 as the property being let without consent, subsequently post returned 29th August 2015. No other post flagged as returned since. No further notes and current occupancy unknown. RISK.37 - Principal Borrower no longer resides: Borrower 1 current address differs from the security. However, borrower 2 still has security as the registered correspondence address. Current occupancy unclear.			✓	✓		CLS	UFSS	Mortgage Express	199,800.00	8-Mar-06	240	31-Mar-26	Purchase	90.00	5.19	Interest Only	Investment	N	N	Live	200,237.61	200,237.61	Interest Only	Investment	2.25	200,237.61	Tracker	375.45	2.00	Y	N		Employed	Employed	21,000.00	55,000.00	Terraced House	1930	Freehold	0	N	1st	222,000.00	222,000.00	10-Jan-06	Physical	222,000.00	10-Jan-06	387,826.75	51.63	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
328	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	112,500.00	9-Mar-06	300	31-Mar-31	Purchase	90.00	4.99	Interest Only	Endowment	N	N	Live	113,662.03	113,662.03	Interest Only	Endowment	2.25	113,662.03	Tracker	213.12	2.00	Y	N		Employed		37,000.00		Flat or Apartment	1950	Leasehold	108	N	1st	125,000.00	125,000.00	30-Jan-06	Physical	125,000.00	30-Jan-06	159,568.68	71.23	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
329	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	144,500.00	9-Mar-06	300	31-Mar-31	Purchase	89.75	5.19	Interest Only	Investment	Y	N	Live	107,686.58	107,686.58	Interest Only	Investment	2.25	144,486.58	Tracker	205.88	2.00	Y	N		Employed		42,500.00		Terraced House	1970	Freehold	0	N	1st	161,000.00	161,000.00	19-Jan-06	Physical	161,000.00	19-Jan-06	246,494.09	43.69	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
330	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	79,200.00	10-Mar-06	300	31-Mar-31	Purchase	90.00	5.19	Repayment	Repayment	Y	N	Live	49,212.02	49,212.02	Repayment	Repayment	2.25	51,562.02	Tracker	347.04	2.00	Y	N		Self-Employed	Employed	25,000.00	2,600.00	Terraced House	1975	Freehold	0	N	1st	88,000.00	88,000.00	21-Feb-06	Physical	88,000.00	21-Feb-06	92,980.56	52.93	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
331	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	71,500.00	13-Mar-06	300	31-Mar-31	Purchase	84.12	5.19	Repayment	Repayment	N	N	Live	47,691.47	47,691.47	Repayment	Repayment	2.25	47,691.47	Tracker	336.32	2.00	Y	N		Employed		27,000.00		Terraced House	1900	Freehold	0	N	1st	85,000.00	85,000.00	15-Feb-06	Physical	85,000.00	15-Feb-06	96,039.98	49.66	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y	Previously letter before action issued 18th September 2013, but no further action taken as arrears reconciled and cleared.						✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
332	12 months PH	B	A	B	✗	✓	✗
RISK.36 - Borrower whereabouts unknown: Account flagged 24th February 2016 that no further third party payments to be accepted until confirmed that borrower resides at the security. There is an indication according to system notes that property may be let.

RISK.66 - Unauthorised Tenancy: System note 12th November 2015 notes that the property was being let without authorisation. However, servicer spoke to borrower 25th November 2015 who confirmed was residing at the security and not let. A more recent note from 24th February 2016 from servicer stated that there was a need to verify the whereabouts of borrower. This does not appear to have been done. Occupancy flag set as No appears appropriate.
										COLL.03 - No active, timely or effective dialogue with borrowers: Account flagged 24th February 2016 that no further third party payments to be accepted until confirmed that the borrower resides at the security. An explanation is required for the third party who is named in servicer notes, is making payments and what is the relationship is to the Borrower. Servicer has made no attempt to contact borrower on this matter since 17th February 2016.	✓	✓		CLS	UFSS	Mortgage Express	126,000.00	15-Mar-06	300	31-Mar-31	Purchase	90.00	5.54	Repayment	Repayment	Y	N	Live	81,971.13	81,971.13	Repayment	Repayment	1.29	81,971.13	Tracker	542.66	1.04	Y	N		Employed		44,000.00		Terraced House	2003	Freehold	0	N	1st	140,000.00	140,000.00	6-Feb-06	Physical	140,000.00	6-Feb-06	169,113.44	48.47	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y	Original letter before action letter sent 12th October 2009. Hearing date originally 24th November 2009.	Full arrears	24-Nov-09	1-Dec-09
Possession order granted 24th November 2009 suspended on payment of full arrears by 1st December 2009. Arrears were cleared in full. However, subsequent defaults have resulted in a total of 3 subsequent evictions being agreed, but then cancelled on 16th May 2012, 4th April 2013 and lastly 24th February 2014 as arrears brought up to date. No indication of action since.
																																																																																																	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
333	12 months PH	A	B	A	✓	✗	✓		PAY.05 - Account in Credit - Payment Missed/Partial Payments: Direct debit paid 27th October 2016 returned 28th October 2016 represented successfully 7th November 2016. However, as loan was in credit by 9447.00 at the time the servicer did not pursue the original returned direct debit to clarify payment issue. There have been no other payment issues in review period.		✓	✓		CLS	UFSS	Mortgage Express	98,960.00	15-Mar-06	300	31-Mar-31	Purchase	106.98	5.74	Interest Only	Investment	Y	N	Live	88,316.01	88,316.01	Interest Only	Endowment	2.05	99,683.51	Tracker	152.78	1.80	N	N		Employed		30,000.00		Terraced House	1900	Freehold	0	N	1st	92,500.00	92,500.00	1-Nov-05	Physical	92,500.00	1-Nov-05	105,800.54	83.47	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
334	12 months PH	A	A	A	✗	✓	✓				✓	✓	RISK.46 - CAI Review LIO Remediation: CAI review 12th July 2016. This loan was identified in a review where LIO premiums were being wrongly calculated. A refund has been applied to the account for the overcharged amount. Refund adjustment to the account made of 119.08 and separate compensation of 8 per cent simple interest payable to borrower calculated as 49.47 gross with 9.89 tax at 20 per cent giving net payable to borrower of 39.58. Cheque of 39.58 paid to customer 12th August 2016.	CLS	UFSS	Mortgage Express	85,500.00	23-May-06	300	31-May-31	Purchase	90.00	5.15	Repayment	Repayment	Y	N	Live	56,198.51	56,198.51	Repayment	Repayment	2.25	56,198.51	Tracker	392.45	2.00	Y	N		Self-Employed	Employed	24,000.00	7,000.00	Semi Detached House	1953	Freehold	0	N	1st	95,000.00	95,000.00	18-Jan-06	Physical	95,000.00	18-Jan-06	114,755.55	48.97	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
335	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	66,150.00	20-Mar-06	300	31-Mar-31	Purchase	90.00	5.19	Interest Only	Investment	N	N	Live	59,268.02	59,268.02	Interest Only	Investment	2.25	59,268.02	Tracker	113.39	2.00	Y	N		Self-Employed		42,150.00		Terraced House	1900	Freehold	0	N	1st	74,950.00	73,500.00	26-Jan-06	Physical	73,500.00	26-Jan-06	83,046.33	71.37	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
336	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	103,500.00	22-Mar-06	300	31-Mar-31	Purchase	88.46	5.19	Interest Only	Unknown	N	N	Live	73,297.76	73,297.76	Repayment	Repayment	2.25	73,297.76	Tracker	516.89	2.00	Y	N		Employed	Self-Employed	22,000.00	15,075.00	Terraced House	1910	Freehold	0	N	1st	117,000.00	117,000.00	30-Jan-06	Physical	117,000.00	30-Jan-06	132,196.20	55.45	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			IO to REP	14-Oct-09	Switch to Repayment	14-Oct-09
The mortgage was originally granted on an interest only basis. There was no evidence on the paper file or the system what the means of repayment was to have been. There is a system note stating that the mortgage was converted to a repayment basis on 14th October 2009 and although there are no notes on the system with regards to an affordability exercise being carried out at that time, the mortgage payments have all been met to date so this has not had a negative affect on the ability to pay. The mortgage balance is therefore reducing.
																																																																																										N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
337	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	193,500.00	23-Mar-06	300	31-Mar-31	Remortgage	90.00	5.54	Repayment	Repayment	N	N	Live	120,370.42	120,370.42	Repayment	Repayment	1.29	120,370.42	Tracker	796.51	1.04	Y	N		Self-Employed		88,400.00		Flat or Apartment	1900	Leasehold	125	N	1st	215,000.00	215,000.00	17-Oct-05	Physical	215,000.00	17-Oct-05	245,914.77	48.95	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
338	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	105,000.00	23-Mar-06	204	31-Mar-23	Remortgage	77.78	5.49	Interest Only	Endowment	N	N	Live	105,354.33	105,354.33	Interest Only	Investment	2.25	105,354.33	Tracker	197.54	2.00	Y	N		Self-Employed	Employed	41,300.00	6,500.00	Terraced House	1910	Freehold	0	N	1st	135,000.00	135,000.00	14-Feb-06	Physical	135,000.00	14-Feb-06	172,334.18	61.13	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
339	12 months PH	B	A	A	✗	✓	✓
RISK.05 - Switched to IO - no repayment vehicle: The mortgage was originally on a repayment basis but was switched to interest only at the borrowers request in March 2007. There is no evidence that a repayment vehicle was established at the time the mortgage was converted to interest only. In August 2016 the borrowers commenced overpayments of 600 per month. However, even if these overpayments are maintained until the end of the term an interest only balance of approximately 119250 will remain. The interest only payment has been maintained as well as the recent overpayments to date but the potential remaining balance has not been addressed. Based on the current estimated value there will be equity of around 262000 and given the borrowers ages there is scope for a term extension and conversion to repayment.
											✓	✓		CLS	UFSS	Mortgage Express	212,500.00	27-Mar-06	264	31-Mar-28	Remortgage	85.00	5.19	Repayment	Repayment	N	N	Live	191,248.74	191,248.74	Interest Only	Unknown	2.25	205,408.83	Tracker	362	2.00	Y	N		Employed	Self-Employed	45,000.00	40,000.00	Semi Detached House	1973	Freehold	0	N	1st	260,000.00	250,000.00	1-Mar-06	Physical	250,000.00	1-Mar-06	382,754.80	49.97	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								1	14-Dec-2014	By Right	None				N			REP to IO	21-Mar-07	Switch to Interest Only	21-Mar-07
The mortgage was initially on a repayment basis but was to converted to interest only at the borrowers' request on 21 March 2007. There are no notes on the system with regards to the rationale as to why this was allowed or what the repayment vehicle would be. There have been no issues with payments. The borrowers have commenced overpayments of 600 per month which if these are maintained will leave a balance of approximately 119,250 at the end of the term.
																																																																																										N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
340	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	155,000.00	30-Mar-06	252	31-Mar-27	Purchase	82.89	5.19	Interest Only	Unknown	N	N	Live	73,796.68	73,796.68	Interest Only	Investment	2.25	94,596.68	Tracker	138.37	2.00	Y	N		Employed	Employed	36,500.00	19,500.00	Semi Detached House	1935	Freehold	0	N	1st	187,000.00	187,000.00	15-Feb-06	Physical	187,000.00	15-Feb-06	211,287.95	34.93	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
341	12 months PH	B	A	A	✗	✓	✓
RISK.55 - Title - Other Charges: Charge in favour of Paragon Personal Finance dated 29th April 2008 in the sum of 12864

RISK.37 - Principal Borrower no longer resides: There is a note on the lenders system dated 12th July 2016 stating that the sole borrower is in prison. The reason and duration for the custodial sentence is not known. There are no further notes on the case after this date. The payments have been maintained since and there are no arrears on the account.

RISK.63 - Other Occupants: The application form dated 23rd February 2006 states that the borrower is married. However, there are no additional occupants aged 17 and over declared on the application and there is no condition in the mortgage offer dated 27th February 2006 indicating her as an additional occupant. Whilst this has not had an affect on the mortgage payments the borrower still appears to be married as he gave permission for his wife to discuss the account on 16th April 2013. This is particularly pertinent given the lender has been advised that the borrower is in prison on 12th July 2016.

RISK.05 - Switched to IO - no repayment vehicle: The mortgage was converted to interest only at the borrowers request on 11th February 2008. There are no notes on the system evidencing that the means of repayment was discussed and the conversion to interest only came 21 months before the lender was first advised that the borrower had been made bankrupt. The interest only payments have been maintained but it is not known how the mortgage is to be repaid at the end of the term.
											✓	✓	RISK.30 - BKO / IVA Post-Completion: The sole borrower has been made bankrupt since the mortgage commenced with the earliest note on the system being 19th November 2009. The bankruptcy proceedings were still on-going in February 2014 but there have been no missed payments on the mortgage to date. It is not known if the custodial sentence which was advised on the 12th July 2016 relates to the bankruptcy. The borrower was self-employed at the time of application in February 2006.	CLS	UFSS	Mortgage Express	101,700.00	30-Mar-06	300	31-Mar-31	Purchase	90.00	1.31	Repayment	Repayment	N	N	Live	98,679.81	98,679.81	Interest Only	Unknown	2.25	98,679.81	Tracker	185.03	2.00	Y	N		Self-Employed		40,100.00		Semi Detached House	1890	Freehold	0	N	1st	113,000.00	113,000.00	24-Feb-06	Physical	113,000.00	24-Feb-06	134,818.67	73.19	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	11-Feb-08	Switch to Interest Only	11-Feb-08
The mortgage was converted to interest only at the borrower's request on 11th February 2008. There are no notes on the system evidencing that the means of repayment was discussed and the conversion to interest only came 21 months before the lender was first advised that the borrower had been made bankrupt. The interest only payments have been maintained but it is not known how the mortgage is to be repaid at the end of the term.
																																																																																										N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
342	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	138,500.00	30-Mar-06	360	31-Mar-36	Purchase	89.94	5.19	Interest Only	Unknown	N	N	Live	139,922.50	139,922.50	Interest Only	Investment	2.25	139,922.50	Tracker	262.36	2.00	Y	N		Self-Employed	Self-Employed	46,000.00	8,000.00	Detached House	1998	Freehold	0	N	1st	154,000.00	154,000.00	8-Mar-06	Physical	154,000.00	8-Mar-06	162,715.97	85.99	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
343	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	180,000.00	31-Mar-06	300	31-Mar-31	Purchase	90.00	4.99	Interest Only	Investment	N	N	Live	181,837.66	181,837.66	Interest Only	Investment	2.25	181,837.66	Tracker	340.95	2.00	Y	N		Self-Employed	Unknown	45,382.00	2,000.00	Detached House	1970	Freehold	0	N	1st	200,000.00	200,000.00	16-Feb-06	Physical	200,000.00	16-Feb-06	306,203.84	59.38	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
344	12 months PH	B	B	A	✗	✗	✓
RISK.19 - Vulnerability - Severe or long term illness: The borrower advised on the 23rd March 2015 that she was suffering from both alcohol dependency and depression. At that time she gave permission for her condition to be noted on her account. The interest on the account has been paid by the DWP during this period and the payments has just stopped with no payment being made by them in June 2017. There has been no contact with the borrower for a considerable period and her current condition is therefore not known. The last contact was 29th June 2015 when the lender left a message to tell her that the account was up to date and that the payment of interest by the DWP had commenced. No attempt has been made to contact her since. The borrower was in highly paid employment at the time of application in February 2006 with proven income in the region of 72000 per annum. This level of income is obviously not being maintained if the DWP have been paying the interest for a considerable period of time.
									PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: The mortgage interest has been paid by the DWP since 24th June 2015. The DWP payment has stopped in May 2017 (although given previous years this may recommence once the appropriate documentation has been completed by the lender and returned to the DWP).The payment due June 2017 has not been paid. There is however a negative arrears balance which has been accumulated purely by the DWP payment exceeding the monthly interest only payment due and so the account is not, as yet showing to be in arrears.		✓	✓		CLS	UFSS	Mortgage Express	250,000.00	31-Mar-06	300	31-Mar-31	Purchase	100.00	5.69	Interest Only	Investment	N	N	Live	248,396.01	248,396.01	Interest Only	Investment	1.75	248,396.01	Tracker	362.07	1.50	N	N		Employed		72,000.00		Detached House	2005	Freehold	0	N	1st	250,000.00	250,000.00	20-Feb-06	Physical	250,000.00	20-Feb-06	382,754.80	64.9	0.00	0	Other Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								1	May and June 2015	Reduced income	Payment holiday (Forbearance)
Following completion of an income and expenditure exercise by the borrower in April 2015 a negative 1919.48 per month was calculated. The lender allowed a payment holiday for May & June 2015 to allow the DWP payments to commence. Step Change had been assisting the borrower and estimated that the DWP mortgage assistance would be in the region of 180 - 185 per week and this amount would be sufficient to cover the mortgage interest payments ongoing. The monthly mortgage interest due at the time was 477
																																																																																		N					None			N							✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
345	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	132,300.00	31-Mar-06	300	31-Mar-31	Purchase	90.00	5.19	Interest Only	Unknown	N	N	Live	133,704.43	133,704.43	Interest Only	Investment	2.25	133,704.43	Tracker	250.7	2.00	Y	N		Employed	Employed	30,500.00	30,500.00	Terraced House	1900	Freehold	0	N	1st	147,000.00	147,000.00	16-Mar-06	Physical	147,000.00	16-Mar-06	155,319.79	86.08	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
346	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Charge in favour of Nemo Personal Finance Limited dated 20th September 2006 in the sum of 20000 Charge in favour of Future Mortgages dated 26th November 2007 in the sum of 31000 Charge in favour of Step One Finance dated 16th November 2015, sum unknown.			✓	✓
RISK.30 - BKO / IVA Post-Completion: Note on system confirming that one of the joint applicants had been made bankrupt on in the Portsmouth County Court on 20th August 2008. There is very little in the way of other detail on the system or file except the change of trustees in 2010 and 2012. It is not known if she has been discharged from the bankruptcy but the timescale alone would suggest that she probably has. The borrower was self-employed at the time of application in March 2006. It is not known whether the bankruptcy was due to personal debt or debts relating to her business. The bankruptcy has made very little difference to the conduct of the mortgage account. There have been four unpaid direct debits returned since but all have been paid on representation so has not impacted on the borrowers ability to make the mortgage payments. The bankruptcy does not relate to the other joint borrower.
														CLS	UFSS	Mortgage Express	157,500.00	31-Mar-06	300	31-Mar-31	Remortgage	90.00	5.19	Interest Only	Unknown	N	N	Live	158,941.14	158,941.14	Interest Only	Investment	2.25	158,941.14	Tracker	298.02	2.00	Y	N		Self-Employed	Self-Employed	25,000.00	60,000.00	Terraced House	1982	Freehold	0	N	1st	175,000.00	175,000.00	7-Mar-06	Physical	175,000.00	7-Mar-06	267,928.36	59.32	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
347	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Charge in favour of Central Trust Plc dated 7th May 2008 in the sum of 8295			✓	✓		CLS	UFSS	Mortgage Express	110,025.00	3-Apr-06	264	30-Apr-28	Remortgage	90.00	5.15	Interest Only	Investment	N	N	Live	113,475.95	113,475.95	Interest Only	Investment	2.25	113,475.95	Tracker	212.77	2.00	Y	N		Employed		43,000.00		Terraced House	1996	Freehold	0	N	1st	122,250.00	122,250.00	4-Nov-05	Physical	122,500.00	14-Apr-08	138,866.32	81.72	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP					28-Sep-09		Pre-eviction field agent visit. No contact with borrower. Agent confirmed that the property was in reasonable condition and a neighbour confirmed that the borrower was resident.	0			None				N					None			Y	Bailiff's appointment cancelled 25th November 2009 on payment of full arrears and warrant suspended on payment of full arrears 29th November 2012. No further litigation action.	CMS +100	28-Jun-12	6-Jul-12	Broken within 9 days on 6th July 2012		✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
348	12 months PH	B	A	A	✗	✓	✓	RISK.44 - Lending into Retirement Issue: The term takes one of the borrowers to age 73. There is no evidence on the system or file that lending into retirement was properly assessed. However, the mortgage was on a repayment basis and both borrowers were employed in the same business and Mrs is younger. The mortgage has been paid with no issues right up until redemption of the mortgage on 22nd July 2017 so this did not prove to be an issue.			✗	✗	MISS.32 - Missing Proof of Title Registration - Known: File build checklist confirms this is not available. HMLR not provided by the lender as the mortgage has been repaid in full on the 22nd July 2017 INFO.10 - Loan Redeemed: Account redeemed 22nd July 2017.	CLS	UFSS	Mortgage Express	225,000.00	6-Apr-06	240	30-Apr-26	Purchase	90.00	5.19	Repayment	Repayment	N	N	Live	7,761.01	7,761.01	Repayment	Repayment	2.25	136,035.93	Tracker	231.67	2.00	Y	N	22-Jul-17	Self-Employed	Self-Employed	50,000.04	50,000.00	Detached House	2006	Freehold	0	N	1st	250,000.00	250,000.00	20-Mar-06	Physical	250,000.00	20-Mar-06	319,137.37	2.43	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓
349	12 months PH	B	A	A	✗	✓	✓	RISK.63 - Other Occupants: At the time of mortgage application in 2006 the borrowers stated that there would be two daughters resident in the property who were aged over 17 at the time. There was no condition in the offer relating to other occupants.			✓	✓		CLS	UFSS	Mortgage Express	101,250.00	6-Apr-06	240	30-Apr-26	Purchase	90.00	5.19	Interest Only	Investment	N	N	Live	102,316.91	102,316.91	Interest Only	Investment	2.25	102,316.91	Tracker	191.85	2.00	Y	N		Employed	Employed	22,000.00	18,750.00	Semi Detached House	1960	Freehold	0	N	1st	112,500.00	112,500.00	17-Jan-06	Physical	112,500.00	17-Jan-06	127,111.74	80.49	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
350	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Charge in favour of Black Horse Limited dated 28th November 2011 in the sum of 1 Charge in favour of Money Partners Loans Limited dated 17th May 2006 in the sum of 16350 Charge in favour of Blackhorse Lending Department dated 10th September 2007 in the sum of 49169 There is also a charge showing on HMLR search dated 28th July in favour of Idem Capital Securities Limited dated 11th July 2017 amount not known.			✓	✓		CLS	UFSS	Mortgage Express	55,000.00	10-Apr-06	120	30-Jun-22	Remortgage	44.00	5.49	Repayment	Repayment	N	N	Live	19,020.59	19,020.59	Repayment	Repayment	2.25	19,020.59	Tracker	335.47	2.00	Y	N		Self-Employed	Unemployed	90,000.00	0.00	Semi Detached House	1955	Freehold	0	N	1st	135,000.00	125,000.00	17-Jan-06	Physical	125,000.00	17-Jan-06	141,235.26	13.47	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				Y	4-Jun-07		IO to REP		Multiple (Specify)	4-Jun-07
The mortgage was converted from interest only to capital and repayment but there are no notes on the system to indicate when this happened and no letters have been provided. The term was extended on 4th June 2007 from ten years to sixteen years and two months. It may be that that the conversion to repayment took place at the same time and the term was extended to keep the monthly repayment lower.
																																																																																										N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
351	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	114,000.00	10-Apr-06	252	30-Apr-27	Remortgage	81.43	5.49	Repayment	Repayment	N	N	Live	62,793.48	62,793.48	Repayment	Repayment	2.25	62,793.48	Tracker	593.68	2.00	Y	N		Self-Employed	Self-Employed	28,000.00	19,000.00	Semi Detached House	1925	Freehold	0	N	1st	140,000.00	140,000.00	17-Feb-06	Physical	140,000.00	17-Feb-06	169,113.44	37.13	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
352	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Charge in favour of Picture Financial Services Plc dated 19th February 2007 in the sum of 25001 Charge in favour of Nemo Personal Finance Limited dated 2nd March 2007 in the sum of 25500 Charge in favour of Paragon Personal Finance dated 25th May 2008 in the sum of 26164			✓	✓		CLS	UFSS	Mortgage Express	225,000.00	12-Apr-06	288	30-Apr-30	Remortgage	90.00	5.49	Interest Only	Investment	N	N	Live	223,816.71	223,816.71	Interest Only	Investment	2.25	224,972.26	Tracker	419.66	2.00	Y	N		Employed		68,570.00		Semi Detached House	1930	Freehold	0	N	1st	260,000.00	250,000.00	16-Feb-06	Physical	250,000.00	16-Feb-06	382,754.80	58.48	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
353	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	153,000.00	13-Apr-06	300	30-Apr-31	Purchase	90.00	5.19	Repayment	Repayment	N	N	Live	99,162.78	99,162.78	Repayment	Repayment	2.25	99,162.78	Tracker	695.69	2.00	Y	N		Self-Employed		50,104.00		Detached House	1950	Freehold	0	N	1st	170,000.00	170,000.00	13-Dec-05	Physical	170,000.00	13-Dec-05	210,571.93	47.09	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
354	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	139,500.00	13-Apr-06	300	30-Apr-31	Purchase	90.00	5.19	Interest Only	Investment	Y	N	Live	141,101.00	141,101.00	Interest Only	Investment	2.25	141,101.00	Tracker	264.57	2.00	Y	N		Self-Employed		48,000.00		Semi Detached House	1935	Freehold	0	N	1st	155,000.00	155,000.00	22-Feb-06	Physical	155,000.00	22-Feb-06	175,131.72	80.57	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
355	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	279,000.00	19-Apr-06	204	30-Apr-23	Remortgage	90.00	5.15	Interest Only	Investment	N	N	Live	229,685.20	229,685.20	Interest Only	Investment	2.25	277,400.26	Tracker	436.5	2.00	Y	N		Self-Employed	Employed	98,000.00	25,000.00	Detached House	2003	Freehold	0	N	1st	355,000.00	310,000.00	13-Mar-06	Physical	310,000.00	13-Mar-06	374,465.48	61.34	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
356	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	145,000.00	19-Apr-06	300	30-Apr-31	Purchase	85.29	4.99	Interest Only	Investment	N	N	Live	146,536.64	146,536.64	Interest Only	Investment	2.25	146,536.64	Tracker	274.76	2.00	Y	N		Employed		38,500.00		Terraced House	1936	Freehold	0	N	1st	170,000.00	170,000.00	31-Mar-06	Physical	170,000.00	31-Mar-06	260,273.26	56.3	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
357	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Charge in favour of Paragon Personal Finance dated 27th March 2007 in the sum of 31326. They advised on the 10th October 2016 that they had commenced possession proceedings and that there was due to be a hearing in the Eastbourne County Court on the 25th October 2016. There are no further details on the system and the payments on this account have remained unaffected to date.			✓	✓
RISK.30 - BKO / IVA Post-Completion: First correspondence received from supervisors of the borrower and his wifes (who is not a borrower) IVA on 29th June 2009. There are no further details of the actual IVA on the system or the file. The supervisors sent a letter in June 2010, contents of letter not detailed and letter not seen. Further letter sent by them on 5th April 2011.No specific details on system or file other than to say that there would be a meeting of creditors on the 26th April 2011. The borrowers ability to meet the mortgage payments has been completely unaffected by the IVA and no payments have been missed since the IVA was logged. It is not known if the repayment vehicle has been affected, stated on the application to be PEP/Pension/ISA.
														CLS	UFSS	Mortgage Express	166,500.00	21-Apr-06	300	30-Apr-31	Remortgage	90.00	5.19	Interest Only	Investment	N	N	Live	167,062.78	167,062.78	Interest Only	Investment	2.25	167,062.78	Tracker	313.25	2.00	Y	N		Self-Employed		51,000.00		Semi Detached House	1900	Freehold	0	N	1st	185,000.00	185,000.00	7-Apr-06	Physical	185,000.00	7-Apr-06	269,788.96	61.92	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
358	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	170,000.00	21-Apr-06	240	30-Apr-26	Purchase	89.95	5.19	Repayment	Repayment	N	N	Live	89,486.00	89,486.00	Repayment	Repayment	2.25	89,486.00	Tracker	931.66	2.00	Y	N		Self-Employed		60,000.00		Terraced House	1910	Freehold	0	N	1st	190,000.00	189,000.00	17-Mar-06	Physical	189,000.00	17-Mar-06	289,362.63	30.93	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
359	12 months PH	B	A	A	✗	✓	✓	RISK.63 - Other Occupants: At the time of application in February 2006, the borrower stated that he was married but did not declare additional occupants on the application form. As such, there was no condition in the offer dated 7th April 2006 regarding additional occupants. It does seem reasonable to expect a spouse to live with her husband and if she has been resident since inception of the mortgage she may have occupancy rights given she has not signed the declaration acknowledging the rights of the lender under their mortgage.			✓	✓		CLS	UFSS	Mortgage Express	320,000.00	26-Apr-06	300	30-Apr-31	Purchase	80.00	5.54	Interest Only	Investment	N	N	Live	320,461.95	320,461.95	Interest Only	Investment	1.29	320,461.95	Tracker	344.5	1.04	Y	N		Self-Employed		120,000.00		Terraced House	1905	Freehold	0	N	1st	400,000.00	400,000.00	9-Feb-06	Physical	400,000.00	9-Feb-06	698,786.94	45.86	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
360	12 months PH	B	A	A	✗	✓	✓	RISK.30 - BKO / IVA Post-Completion: Note of letter received from Official Receivers Mitchell Farrar on system (letter not seen) stating that an IVA has been approved for both borrowers in the Chelmsford County and Family Proceedings Court. No other details have been found on the system or file. There has been little affect on the borrowers ability to make the mortgage repayments except for direct debits having to be represented four times in 2014 and all other direct debit payments have been honoured to date. It is not known if the repayment vehicle has been affected.			✓	✓		CLS	UFSS	Mortgage Express	151,140.00	27-Apr-06	300	30-Apr-31	Remortgage	86.37	5.15	Interest Only	Investment	N	N	Live	151,518.27	151,518.27	Interest Only	Investment	2.25	151,518.27	Tracker	284.1	2.00	Y	N		Self-Employed	Employed	43,000.00	12,500.00	Terraced House	1885	Freehold	0	N	1st	175,000.00	175,000.00	7-Apr-06	Physical	175,000.00	7-Apr-06	255,205.77	59.37	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
361	12 months PH	B	A	A	✗	✓	✓
RISK.63 - Other Occupants: The application form dated 13th March 2006 stated that the borrower was married although there were no other occupants declared. As such, there is no condition in the mortgage offer dated 21st March 2006 specifying that the spouse should sign the relevant disclaimer as an occupier.

RISK.32 - DWP payments: A payment of 118.36 is being paid four weekly by the DWP. This is current and has been on-going since November 2010. The shortfall has been made up by the borrower and the account is actually in credit in the sum of 1606.71. A capital repayment of 500 was made from the credit balance on 11th January 2017.
											✓	✓		CLS	UFSS	Mortgage Express	75,600.00	28-Apr-06	300	30-Apr-31	Purchase	90.00	5.15	Repayment	Repayment	N	N	Live	44,310.89	44,310.89	Repayment	Repayment	2.25	44,310.89	Tracker	310.93	2.00	Y	N		Self-Employed		21,000.00		Terraced House	1900	Freehold	0	N	1st	84,000.00	83,000.00	20-Mar-06	Physical	83,000.00	20-Mar-06	101,468.07	43.67	0.00	0	Other Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
362	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: Principal borrower and sole earner at the time of application advised on the 9th May 2017 that he no longer resided at the property and gave an alternative correspondence address. The lender has been aware since February 2013 that the borrowers had split up and this has not had a detrimental effect on the borrowers ability to make mortgage payments to date although the direct debit was switched to the other borrowers name in February 2013.			✓	✓		CLS	UFSS	Mortgage Express	139,500.00	28-Apr-06	300	30-Apr-31	Purchase	90.00	5.15	Interest Only	Investment	N	N	Live	139,946.42	139,946.42	Interest Only	Investment	2.25	139,946.42	Tracker	262.4	2.00	Y	N		Self-Employed	Unemployed	41,000.00	0.00	Semi Detached House	1958	Freehold	0	N	1st	155,000.00	155,000.00	24-Mar-06	Physical	155,000.00	24-Mar-06	237,307.98	58.97	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
363	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	157,500.00	3-May-06	300	31-May-31	Purchase	90.00	4.99	Repayment	Repayment	N	N	Live	102,433.35	102,433.35	Repayment	Repayment	2.25	102,433.35	Tracker	714.97	2.00	Y	N		Self-Employed		50,000.00		Semi Detached House	1990	Freehold	0	N	1st	175,000.00	175,000.00	1-Nov-05	Physical	175,000.00	1-Nov-05	200,163.19	51.17	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
364	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	117,000.00	5-May-06	300	31-May-31	Purchase	90.00	5.19	Repayment	Repayment	N	N	Live	77,736.18	77,736.18	Repayment	Repayment	2.25	77,736.18	Tracker	542.59	2.00	Y	N		Self-Employed	Unemployed	37,500.00	0.00	Semi Detached House	1985	Freehold	0	N	1st	130,000.00	130,000.00	20-Mar-06	Physical	130,000.00	20-Mar-06	157,033.91	49.5	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
365	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Interim charging order in favour of Personnel Hygiene Services dated 6th October 2016 in the sum of 1061 RISK.44 - Lending into Retirement Issue: The term takes the sole borrower past normal retirement age to age 74 at the end of the term. There is no indication on the system or file that lending into retirement has been properly assessed. However, this is a repayment mortgage, the applicant is self-employed as a restaurant owner so presumably has staff who work for him and to date the payment profile has not been affected.			✓	✓		CLS	UFSS	Mortgage Express	139,500.00	5-May-06	180	31-May-21	Purchase	90.00	5.19	Repayment	Repayment	N	N	Live	43,784.86	43,784.86	Repayment	Repayment	2.25	43,784.86	Tracker	974.11	2.00	Y	N		Self-Employed		37,786.00		Terraced House	1930	Freehold	0	N	1st	155,000.00	155,000.00	20-Mar-06	Physical	155,000.00	20-Mar-06	237,307.98	18.45	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
366	12 months PH	B	A	A	✗	✓	✓	RISK.35 - Authorised Let: The property has been let with the lenders consent with effect from 2nd November 2016 for a period of 12 months. The relevant fee has been paid and the terms of the letting assessed. The borrower has provided a correspondence address and the payment profile has not been affected to date.			✓	✓		CLS	UFSS	Mortgage Express	100,800.00	11-May-06	300	31-May-31	Purchase	90.00	4.99	Interest Only	Investment	N	N	Live	75,747.84	75,747.84	Interest Only	Investment	2.25	95,310.07	Tracker	144.18	2.00	Y	N		Self-Employed		36,000.00		Flat or Apartment	2006	Leasehold	999	N	1st	112,000.00	112,000.00	6-Apr-06	Physical	112,000.00	6-Apr-06	133,648.65	56.68	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	ATP Pending	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
367	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	132,300.00	12-May-06	300	31-May-31	Purchase	90.00	4.99	Interest Only	Investment	N	N	Live	129,891.96	129,891.96	Interest Only	Investment	2.25	133,631.96	Tracker	245.48	2.00	Y	N		Self-Employed		52,989.00		Flat or Apartment	1957	Leasehold	99	N	1st	147,000.00	147,000.00	14-Mar-06	Physical	147,000.00	14-Mar-06	225,059.82	57.71	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
368	12 months PH	A	A	A	✗	✓	✓				✓	✓
RISK.30 - BKO / IVA Post-Completion: Note on system dated 27th June 2011 from HS Business Recovery regarding bankruptcy. There are no other details on the system other than it is stated that details of the mortgage were sent. The borrower had previously rang on the 1st June 2011 to advise that he was having financial difficulties as he had been out of work. He had, however, advised that he was back in work and had proposed making over payments of 1000 per month. The borrower was employed at the time of application in March 2006 so it is assumed that the bankruptcy relates to personal and not business debt. There is a notice of bankruptcy on the HMLR search provided with the file which is dated 5th April 2011 showing county court as Cardiff and giving the reference number as PA 37277/11. There have been no payment issues since a direct debit was returned unpaid on 31st July 2014 but was repaid on representation 8 days later. It is not known if the original repayment vehicle, stated to be a PEP has been affected.
														CLS	UFSS	Mortgage Express	103,500.00	15-May-06	360	31-May-36	Purchase	90.00	5.29	Interest Only	Investment	N	N	Live	104,425.24	104,425.24	Interest Only	Investment	2.99	104,425.24	Tracker	260.2	2.74	Y	N		Employed		35,000.00		Terraced House	1930	Freehold	0	N	1st	115,000.00	115,000.00	5-Apr-06	Physical	115,000.00	5-Apr-06	119,312.99	87.52	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Mar-09			Rate Switch	1-Mar-09	New fixed rate chosen by borrower on 23rd February 2009 of 4.39%. This rate expired on 1st November 2011 and the rate has reverted to a base rate tracker.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
369	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	107,995.00	16-May-06	192	31-May-22	Purchase	90.00	4.50	Interest Only	Investment	N	N	Live	108,071.06	108,071.06	Interest Only	Investment	2.25	108,071.06	Tracker	202.64	2.00	Y	N		Self-Employed		34,500.00		Flat or Apartment	2003	Leasehold	99	N	1st	119,995.00	119,995.00	20-Apr-06	Physical	119,995.00	20-Apr-06	138,578.82	77.99	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Loan matures May 2022.Letters sent December 2013, January 14 and ICE letter sent December 2015. BBG IO letter sent May 2017.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
370	12 months PH	B	A	A	✗	✓	✓
RISK.63 - Other Occupants: The borrower stated on the application dated 2nd May 2006 that she was married with two dependant children. There were no other occupants over 17 declared and as such there was no condition on the mortgage offer dated 6th May 2006. There are no further notes on the file or system indicating why the spouse is not either a party to the mortgage or included in the application and offer as an additional occupant. As this is a re-mortgage and the spouse was resident at completion there may be an interest in the property unless a waiver was signed. There has been no affect on the payment profile to date.
											✓	✓		CLS	UFSS	Mortgage Express	234,000.00	15-May-06	300	31-May-31	Remortgage	90.00	5.35	Interest Only	Investment	N	N	Live	234,555.77	234,555.77	Interest Only	Investment	2.25	234,555.77	Tracker	439.8	2.00	Y	N		Self-Employed		120,000.00		Semi Detached House	1935	Freehold	0	N	1st	260,000.00	260,000.00	4-May-06	Physical	260,000.00	4-May-06	379,162.86	61.86	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
371	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Charge in favour of 30th January 2008 in favour of Nemo Personal Finance in the sum of 27295 Charge in favour of Blackhorse Limited dated 30th July 2007 in the sum of 22916			✓	✓		CLS	UFSS	Mortgage Express	201,600.00	18-May-06	264	31-May-28	Purchase	90.00	4.50	Interest Only	Endowment	N	N	Live	202,173.79	202,173.79	Interest Only	Endowment	2.25	202,173.79	Tracker	379.08	2.00	Y	N		Employed		53,000.00		Maisonette	1970	Leasehold	999	N	1st	224,000.00	224,000.00	8-Mar-06	Physical	224,000.00	8-Mar-06	391,320.68	51.66	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
372	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	134,550.00	18-May-06	300	31-May-31	Purchase	90.00	4.99	Repayment	Repayment	N	N	Live	88,000.14	88,000.14	Repayment	Repayment	2.25	88,000.14	Tracker	614.23	2.00	Y	N		Self-Employed		36,000.00		Terraced House	1950	Freehold	0	N	1st	149,500.00	149,500.00	27-Mar-06	Physical	149,500.00	27-Mar-06	200,115.10	43.97	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
373	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	230,000.00	18-May-06	300	31-May-31	Purchase	87.95	5.54	Repayment	Repayment	N	N	Live	145,260.26	145,260.26	Repayment	Repayment	1.29	145,260.26	Tracker	950.69	1.04	Y	N		Self-Employed		88,000.00		Detached House	1991	Freehold	0	N	1st	261,500.00	261,500.00	6-Apr-06	Physical	261,500.00	6-Apr-06	299,315.59	48.53	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Transfer of Equity	10-Dec-09
The original mortgage was in the joint names of the current borrower and his then spouse. The mortgage was converted in the current borrower's sole name and the ownership transferred into his sole name following their divorce. The payment profile has not been affected. The current borrower provided details of his self-certified income at the time.
																																																																																										N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
374	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	229,500.00	19-May-06	300	31-May-31	Purchase	90.00	4.99	Repayment	Repayment	N	N	Live	149,362.44	149,362.44	Repayment	Repayment	2.25	149,362.44	Tracker	1042.53	2.00	Y	N		Self-Employed		83,650.00		Terraced House	1900	Freehold	0	N	1st	255,000.00	255,000.00	14-Feb-06	Physical	255,000.00	14-Feb-06	445,476.67	33.53	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
375	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	140,400.00	19-May-06	300	31-May-31	Purchase	90.00	4.99	Repayment	Repayment	Y	N	Live	92,056.81	92,056.81	Repayment	Repayment	2.25	92,056.81	Tracker	642.54	2.00	Y	N		Employed	Employed	41,450.00	22,000.00	Terraced House	1972	Freehold	0	N	1st	156,000.00	156,000.00	22-Mar-06	Physical	156,000.00	22-Mar-06	238,839.00	38.54	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None			0.00	N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
376	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Account was transferred to interest only in 2007 at the request of the borrowers. There is no record on file stating the repayment vehicle which clearly represents a risk that no repayment strategy exists			✓	✓		CLS	UFSS	Mortgage Express	224,550.00	19-May-06	300	31-May-31	Purchase	90.00	5.19	Repayment	Repayment	N	N	Live	219,513.60	219,513.60	Interest Only	Unknown	2.25	219,513.60	Tracker	411.59	2.00	Y	N	31-May-31	Self-Employed	Employed	56,800.00	25,000.00	Semi Detached House	1930	Freehold	0	N	1st	249,500.00	249,500.00	13-Mar-06	Physical	249,500.00	13-Mar-06	435,868.35	50.36	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None			0.00	N			REP to IO	23-Aug-07	Switch to Interest Only	23-Aug-07	Notes on scratchpad suggest customer requested transfer to interest only. Letter sent 23rd August 2007 confirming new payments	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
377	12 months PH	B	A	A	✗	✓	✓
RISK.55 - Title - Other Charges: Charging Order dated 30th April 2013 registered in favour of Kemp Engineering & Surveying (Firm) for 1.  Account currently performing and currently overpaid by 1145.28

RISK.37 - Principal Borrower no longer resides: Note dated 22nd June 2015 advises that borrowers no longer together and that borrower 1 has moved out around 11 weeks previously.  Borrower 1 used to pay the mortgage but has cancelled the direct debit so no payments were made in May or June 2015.  The account was in credit at the time so had no adverse effect on the loan.  Correspondence address now held for borrower 1
											✓	✓		CLS	UFSS	Mortgage Express	130,000.00	22-May-06	300	31-May-31	Remortgage	83.87	5.29	Interest Only	Unknown	N	N	Live	129,265.17	129,265.17	Interest Only	Investment	2.25	129,265.17	Tracker	242.38	2.00	Y	N	31-May-31	Self-Employed	Unknown	50,000.00	600.00	Terraced House	1997	Freehold	0	N	1st	155,000.00	155,000.00	30-Mar-06	Physical	155,000.00	30-Mar-06	197,865.17	65.33	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			Temp reduced payment
Reduced payment was agreed on 22nd June 2015 of CMS less 64.00.  Borrowers have split up and borrower 1 no longer contributing towards the mortgage payment.  Arrangement was adhered to and the account is currently up to date and overpaid.
																																																																																		N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
378	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	107,955.00	22-May-06	300	31-May-31	Purchase	89.96	5.19	Repayment	Repayment	Y	N	Live	71,866.45	71,866.45	Repayment	Repayment	2.25	71,866.45	Tracker	501.17	2.00	Y	N		Self-Employed		50,000.00		Terraced House	1985	Freehold	0	N	1st	119,950.00	120,000.00	16-Feb-06	Physical	120,000.00	16-Feb-06	160,627.51	44.74	63.10	0	Direct Debit	Paying	Decrease	Business Slow	ATP Active	ATP Additional	Supported	CMS + 13.10	22-Jul-17	21-Aug-17	Original Court Order dated 27th November 2013 was for CMS plus 50.00 which was adhered to and this expired 21st July 2017 and a new ATP agreed. account is now 63.10 in arrears and likely to repaid fully when next payment is received				0			None				N					None			Y
Legal action commenced 21st March 2013.  Initially a suspended court order was obtained for CMS plus 50.00 which has largely been adhered to.  The account is now 63.10 in arrears and likely to be repaid when the next payment is received.
																																																																																												cms plus 13.10	27-Oct-13	21-Aug-17	SPO generally been adhered to and a final SPO agreed for CMS plus 13.10 will shortly repay the very small arrears balance of 63.10		✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
379	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Second Charge registered dated 30th July 2007 in favour of Nemo Personal Finance for 18,000.			✓	✓		CLS	UFSS	Mortgage Express	121,500.00	23-May-06	300	31-May-31	Remortgage	90.00	5.49	Interest Only	Unknown	N	N	Live	121,664.58	121,664.58	Interest Only	Investment	2.25	121,664.58	Tracker	228.12	2.00	Y	N		Self-Employed	Unknown	48,500.00	0.00	Terraced House	1976	Freehold	0	N	1st	135,000.00	135,000.00	28-Apr-06	Physical	135,000.00	28-Apr-06	161,094.36	75.52	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
380	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	74,950.00	24-May-06	300	31-May-31	Purchase	88.18	4.99	Interest Only	Unknown	N	N	Live	75,733.54	75,733.54	Interest Only	Investment	2.25	75,733.54	Tracker	142	2.00	Y	N		Employed		30,000.00		Terraced House	1900	Freehold	0	N	1st	85,000.00	85,000.00	15-Feb-06	Physical	85,000.00	15-Feb-06	102,676.02	73.76	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
381	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Loan was originally set up on repayment but converted at the borrowers request on 25th November 2008. There is no evidence of the repayment vehicle being agreed and therefore it cannot be confirmed that the repayment vehicle is acceptable			✓	✓		CLS	UFSS	Mortgage Express	85,000.00	25-May-06	300	31-May-31	Purchase	89.47	4.99	Repayment	Repayment	N	N	Live	81,152.66	81,152.66	Interest Only	Unknown	2.25	81,152.66	Tracker	152.16	2.00	Y	N		Employed		26,900.00		Terraced House	1930	Freehold	0	N	1st	95,000.00	95,000.00	13-Mar-06	Physical	95,000.00	13-Mar-06	105,912.72	76.62	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	25-Nov-08	Switch to Interest Only	25-Nov-08	Letter on file to customer dated 25th November 2008 confirming switch to interest only. However, no details on file of repayment vehicle	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
382	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	90,000.00	25-May-06	300	31-May-31	Purchase	90.00	5.24	Repayment	Repayment	N	N	Live	59,104.16	59,104.16	Repayment	Repayment	2.25	59,104.16	Tracker	412.54	2.00	Y	N		Employed		40,500.00		Terraced House	1900	Freehold	0	N	1st	100,000.00	100,000.00	11-May-06	Physical	100,000.00	11-May-06	114,461.03	51.64	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
383	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit rejected 2nd March 2017 but collected successfully on 10th March 2017. Account currently up to date. 5 attempts were made by lender during March 2017 to contact borrower but were all unsuccessful. Reasons for missed payment are therefore not known.		✓	✓		CLS	UFSS	Mortgage Express	117,450.00	26-May-06	300	31-May-31	Purchase	90.00	4.99	Interest Only	Investment	Y	N	Live	119,201.20	119,201.20	Interest Only	Investment	2.25	119,201.20	Tracker	223.51	2.00	Y	N		Self-Employed		41,600.00		Semi Detached House	1950	Freehold	0	N	1st	130,500.00	130,500.00	4-Jan-06	Physical	130,500.00	4-Jan-06	147,449.61	80.84	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
384	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: 2nd Charge dated 25th September 2007 registered in favour of G E Money Home Finance Ltd for 21,250.			✓	✓		CLS	UFSS	Mortgage Express	65,000.00	26-May-06	240	31-May-26	Remortgage	72.22	4.99	Repayment	Repayment	N	N	Live	34,860.67	34,860.67	Repayment	Repayment	2.25	34,860.67	Tracker	359.87	2.00	Y	N		Self-Employed		30,000.00		Semi Detached House	1986	Freehold	0	N	1st	100,000.00	90,000.00	26-Jan-06	Physical	90,000.00	26-Jan-06	90,065.13	38.71	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
385	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: 2nd Charge registered 3rd July 2006 in favour of Norton Finance UK Ltd for 10000.00 This did not adversely affect the conduct of the account at the time or since and the account continues to perform satisfactorily RISK.05 - Switched to IO - no repayment vehicle: Loan was converted to interest only on 19th March 2007 at the request of the borrowers. At the time no repayment vehicle was captured and it is therefore not known whether an acceptable repayment strategy exists and whether it is still on track to repay the mortgage			✓	✓		CLS	UFSS	Mortgage Express	143,208.00	26-May-06	300	31-May-31	Purchase	85.50	5.35	Repayment	Repayment	N	N	Live	141,088.49	141,088.49	Interest Only	Unknown	2.25	141,088.49	Tracker	264.55	2.00	Y	N		Self-Employed	Employed	33,800.00	17,000.00	Terraced House	2006	Freehold	0	N	1st	167,495.00	167,495.00	3-May-06	Physical	167,495.00	3-May-06	182,168.26	77.45	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	19-Mar-07	Switch to Interest Only	19-Mar-07	Account switched to interest only at the request of borrowers. The repayment vehicle was not disclosed at the time and it is therefore not known what strategy has been adopted	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
386	12 months PH	B	A	A	✗	✓	✓	RISK.33 - True IOCS Hold Out Marker: Loan is flagged as FIO IOCS Holdout. Loan matures 2031. RISK.05 - Switched to IO - no repayment vehicle: Mortgage transferred to interest only on 17th March 2009 at the request of the borrowers. There is no evidence on file of the repayment vehicle and it is not therefore possible to determine if a suitable repayment strategy exists and whether it is currently on track to repay the loan			✓	✓		CLS	UFSS	Mortgage Express	142,500.00	26-May-06	300	31-May-31	Purchase	100.00	5.69	Repayment	Repayment	Y	N	Live	134,907.75	134,907.75	Interest Only	Unknown	2	134,907.75	Tracker	224.85	1.75	N	N		Employed	Employed	20,000.00	33,000.00	Flat or Apartment	2006	Leasehold	125	N	1st	142,500.00	142,500.00	6-Apr-06	Physical	142,500.00	6-Apr-06	164,569.21	81.98	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	17-Mar-09	Switch to Interest Only	17-Mar-09	Mortgage transferred to interest only at request of the borrowers. No repayment vehicle details captured so not able to determine whether a suitable repayment strategy exists	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
387	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	122,850.00	30-May-06	300	31-May-31	Purchase	89.35	4.99	Interest Only	Investment	Y	N	Live	124,112.29	124,112.29	Interest Only	Investment	2.25	124,112.29	Tracker	232.71	2.00	Y	N		Employed		47,000.00		Flat or Apartment	1990	Leasehold	85	N	1st	136,500.00	137,500.00	17-Mar-06	Physical	137,500.00	17-Mar-06	240,208.01	51.67	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
388	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	78,000.00	30-May-06	240	31-May-26	Purchase	87.64	5.29	Interest Only	Investment	N	N	Live	81,703.60	81,703.60	Interest Only	Investment	2.25	81,703.60	Tracker	153.2	2.00	Y	N		Self-Employed	Employed	24,000.00	10,000.00	Terraced House	1967	Feudal	0	N	1st	90,000.00	89,000.00	19-Apr-06	Physical	89,000.00	19-Apr-06	99,070.72	82.47	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
389	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	187,000.00	31-May-06	264	31-May-28	Remortgage	85.00	5.19	Interest Only	Investment	N	N	Live	183,962.07	183,962.07	Interest Only	Investment	2.25	187,385.57	Tracker	345.52	2.00	Y	N		Self-Employed	Unknown	89,000.04	0.00	Semi Detached House	1950	Freehold	0	N	1st	220,000.00	220,000.00	27-Mar-06	Physical	220,000.00	27-Mar-06	265,749.70	69.22	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
390	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Charging Order dated 5th June 2017 registered in favour of Anglian Water for 0.00. The mortgage is currently overpaid and the June 2017 mortgage payment from DWP has been made as normal RISK.32 - DWP payments: DWP payments commenced 11th February 2010 and still being received. DWP payments currently received for 338.64 versus an expected CMS of 262.90. DWP change letter received 15th June 2017 advising payments amending to 70.82 per week from 10th June 2017 which will still cover CMS			✓	✓		CLS	UFSS	Mortgage Express	142,500.00	31-May-06	300	31-May-31	Purchase	85.07	5.19	Interest Only	Investment	Y	N	Live	139,982.48	139,982.48	Interest Only	Investment	2.25	139,982.48	Tracker	262.9	2.00	Y	N		Employed		65,500.00		Terraced House	1998	Freehold	0	N	1st	167,500.00	167,500.00	11-Jan-06	Physical	167,500.00	11-Jan-06	256,445.72	54.59	0.00	0	Other Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y
Solicitors instructed 30th August 2012.  Action was adjourned 23rd October 2012 with liberty to restore.  DWP start letter was received 8th October 2012 and it is assumed this was the reason that action was not pursued
																																																																																																	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
391	12 months PH	B	A	A	✗	✓	✓
RISK.20 - Vulnerability - Mental health: Customer is suffering from Post Traumatic Stress Disorder and has been discharged from the army.  It is not known when this occurred but it is clear from the mortgage conduct that the loan went into arrears in August 2014 and at its peak reached 6 months.  DWP commenced payments in February 2015 and as a result the account was brought up to date and indeed is now in credit.  The borrower is awaiting a compensation payment from the army for his illness which by its nature is likely to be long term.

RISK.32 - DWP payments: DWP payments commenced 11th February 2015 and still being received.  DWP payments being currently received are received for 321.12 against contractual monthly payment of 262.94. Last MI12R completed 19th January 2017. Payments are being made due borrower suffering ill health as a result of post traumatic stress disorder from time in military.

											✗	✓
INFO.04 - Reperforming case servicing notes: Account went 6 months in arrears in period August 2014 to January 2015 when no payments were received at all. In February 2015 payments commenced from DWP. These were contractual plus 97.88 from February to July 2015 and then contractual plus 43.12 from August 2015 until November 2015, then contractual plus 40.57 from December 2015 to August 2016, then contractual plus 70.84 from September 2016 until April 2017. Then for May 2017 payments have been contractual plus 71.86. and finally reducing from June 2017 to contractual plus 58.18. These overpayments gradually reduced the arrears to less than 2 payments by April 2016. A credit balance has then been accruing since to give current credit balance of 992.67. Arrears Fees of 40.00 were charged monthly throughout until arrears cleared April 2016 as no formal arrangement to pay in place, fees of 7.50 for an unpaid Direct Debit and 54.00 for a field agent visit on 27th April 2016.  All charges applied to the account appear to be in line with lenders policy.  All collections activity appropriate and within policy.
														CLS	UFSS	Mortgage Express	139,500.00	31-May-06	300	31-May-31	Purchase	90.00	5.19	Interest Only	Investment	Y	N	Live	139,697.07	139,697.07	Interest Only	Investment	2.25	139,697.07	Tracker	262.94	2.00	Y	N		Employed		44,000.00		Terraced House	1955	Freehold	0	N	1st	155,000.00	155,000.00	12-May-06	Physical	155,000.00	12-May-06	184,960.19	75.53	0.00	0	Other Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP					9-May-16		FC advised that customer had been discharged from the army and was suffering from Post Traumatic Stress disorder and was hoping to receive a lump sum compensation scheme.	0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
392	12 months PH	B	A	A	✗	✓	✓
RISK.05 - Switched to IO - no repayment vehicle: Borrowers requested switch to interest only on 13th March 2008.  At the time no repayment strategy was captured so it is not possible to determine whether a suitable repayment strategy exists.

RISK.55 - Title - Other Charges: 2nd charge dated 3rd February 2007 registered in favour of Southern Pacific Personal Loans Ltd for 21245
2nd charge dated 18th February 2008 registered in favour of White Label Lending Ltd for 53500.  Account suffered some minor arrears (maximum 2 payments) around February / March 2008 up to July 2009 but since then the account has been conducted satisfactorily and the account is currently overpaid
											✓	✓		CLS	UFSS	Mortgage Express	170,000.00	31-May-06	252	30-Jun-27	Remortgage	85.00	5.45	Repayment	Repayment	N	N	Live	160,926.11	160,926.11	Interest Only	Unknown	2.25	162,680.75	Tracker	302.84	2.00	Y	N		Employed	Employed	42,000.00	21,000.00	Terraced House	1955	Freehold	0	N	1st	200,000.00	200,000.00	21-Mar-06	Physical	200,000.00	21-Mar-06	349,393.47	46.06	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	13-Mar-08	Switch to Interest Only	13-Mar-08	Borrowers requested switch to repayment. No repayment strategy was captured at the time so it is not possible to confirm whether one exists	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
393	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: 2nd Charge dated 13th March 2008 registered in favour of Future Mortgages for 21595. Mortgage payments were not affected at the time nor since and the account continues to perform well.			✓	✓		CLS	UFSS	Mortgage Express	223,200.00	1-Jun-06	360	30-Jun-36	Purchase	89.64	4.99	Interest Only	Investment	N	N	Live	223,854.93	223,854.93	Interest Only	Investment	2.25	223,854.93	Tracker	419.73	2.00	Y	N		Employed		58,200.00		Detached House	1993	Freehold	0	N	1st	248,000.00	249,000.00	19-Apr-06	Physical	249,000.00	19-Apr-06	363,121.35	61.65	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
394	12 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: File note dated 9th June 2015 states that borrower 1 is no longer living at the property. He was not willing to update his address details and advised all dealings should be through borrower 2. The last 12 months payments have been made with no problems.			✓	✓		CLS	UFSS	Mortgage Express	275,500.00	2-Jun-06	300	30-Jun-31	Purchase	95.00	5.24	Interest Only	Endowment	N	N	Live	225,650.64	225,650.64	Interest Only	Endowment	1.75	225,650.64	Tracker	329.08	1.50	N	N		Employed	Unknown	0.00	0.00	Semi Detached House	1935	Freehold	0	N	1st	290,000.00	290,000.00	28-Feb-06	Physical	290,000.00	28-Feb-06	506,620.53	44.54	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
395	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	99,000.00	2-Jun-06	216	30-Jun-24	Remortgage	90.00	4.99	Repayment	Repayment	N	N	Live	44,360.80	44,360.80	Repayment	Repayment	2.25	45,560.80	Tracker	571.27	2.00	Y	N		Self-Employed	Employed	70,000.00	6,308.00	Semi Detached House	1935	Leasehold	929	N	1st	110,000.00	110,000.00	6-Apr-06	Physical	110,000.00	6-Apr-06	119,636.46	37.08	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
396	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	250,000.00	5-Jun-06	300	30-Jun-31	Purchase	89.29	5.29	Interest Only	Investment	Y	N	Live	198,192.63	198,192.63	Interest Only	Investment	2.25	198,192.63	Tracker	371.62	2.00	Y	N		Self-Employed		68,000.00		Terraced House	1930	Freehold	0	N	1st	280,000.00	280,000.00	29-Mar-06	Physical	280,000.00	29-Mar-06	428,685.38	46.23	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
397	12 months PH	B	A	A	✗	✓	✓
RISK.66 - Unauthorised Tenancy: Notes on file indicate that property was let without consent and a breach was noted on warnings screen on 22nd July 2016.  Several attempts were made to contact the borrowers and a consent to let was agreed on 4th July 2016.  PAD note dated 6th September 2016 advises that the borrowers are no longer wishing to let and are now selling.  No further updates are on file and so it is not clear whether the property is still being let.  in any event the account continues to perform well is and is up to date

RISK.37 - Principal Borrower no longer resides: Borrower no longer resides. New address noted.
											✓	✓		CLS	UFSS	Mortgage Express	117,000.00	6-Jun-06	300	30-Jun-31	Remortgage	86.67	5.49	Interest Only	Unknown	N	N	Live	117,139.68	117,139.68	Interest Only	Investment	2.25	117,139.68	Tracker	219.64	2.00	Y	N		Employed	Employed	25,000.00	28,000.00	Semi Detached House	2005	Freehold		N	1st	135,000.00	135,000.00	3-Feb-06	Physical	135,000.00	3-Feb-06	117,214.21	99.94	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
398	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	63,000.00	9-Jun-06	300	30-Jun-31	Purchase	90.00	5.19	Repayment	Repayment	N	N	Live	23,776.51	23,776.51	Repayment	Repayment	2.25	23,776.51	Tracker	165.12	2.00	Y	N		Self-Employed		20,000.04		Terraced House	1900	Freehold	0	N	1st	70,000.00	70,000.00	19-Jan-06	Physical	70,000.00	19-Jan-06	83,515.99	28.47	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
399	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.21 - Application Missing - Known: File build checklist confirms this is not available. MISS.25 - KYC Missing - Known: File build checklist confirms this is not available. MISS.22 - Offer Missing - Known: File build checklist confirms this is not available. MISS.28 - CoT Missing / Request for funds - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	170,000.00	9-Jun-06	300	30-Jun-31	Purchase	89.47	4.99	Repayment	Repayment	N	N	Live	113,719.04	113,719.04	Repayment	Repayment	2.25	113,719.04	Tracker	789.72	2.00	Y	N		Self-Employed		130,000.00		Detached House	1935	Freehold	0	N	1st	190,000.00	190,000.00	23-Mar-06	Physical	190,000.00	23-Mar-06	290,893.65	39.09	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✗	✓	✓	✗	✓	✓	✓
400	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	155,000.00	13-Jun-06	204	30-Jun-23	Purchase	89.60	5.29	Repayment	Repayment	N	N	Live	65,275.13	65,275.13	Repayment	Repayment	2.25	65,275.13	Tracker	970.01	2.00	Y	N		Employed		42,975.00		Flat or Apartment	1920	Leasehold	167	N	1st	175,000.00	173,000.00	10-Apr-06	Physical	173,000.00	10-Apr-06	288,881.97	22.6	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
401	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	162,000.00	14-Jun-06	300	30-Jun-31	Remortgage	90.00	5.35	Interest Only	Investment	N	N	Live	163,220.11	163,220.11	Interest Only	Investment	2.25	163,220.11	Tracker	306.04	2.00	Y	N		Self-Employed		53,614.00		Terraced House	1994	Freehold	0	N	1st	180,000.00	180,000.00	1-May-06	Physical	180,000.00	1-May-06	262,497.36	62.18	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
402	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	226,000.00	15-Jun-06	240	30-Jun-26	Purchase	68.90	5.29	Interest Only	Investment	N	N	Live	226,558.00	226,558.00	Interest Only	Investment	2.25	226,558.00	Tracker	424.8	2.00	Y	N		Self-Employed	Self-Employed	117,820.00	20,000.00	Semi Detached House	1925	Freehold	0	N	1st	328,000.00	328,000.00	31-Mar-06	Physical	328,000.00	31-Mar-06	365,677.60	61.96	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
403	12 months PH	B	A	A	✗	✓	✓	RISK.44 - Lending into Retirement Issue: Borrower 1 will be 72 at date of maturity. The application does not capture his selected retirement age or retirement provisions so it is not possible to establish whether his income into retirement has been assessed. Overpayments are being made which imply affordability is not an issue.			✓	✓		CLS	UFSS	Mortgage Express	103,000.00	15-Jun-06	300	30-Jun-31	Purchase	87.29	4.99	Interest Only	Investment	N	N	Live	88,684.08	88,684.08	Interest Only	Investment	2.25	102,889.83	Tracker	166.86	2.00	Y	N		Self-Employed	Employed	28,000.00	11,960.00	Terraced House	1950	Freehold	0	N	1st	118,000.00	118,000.00	18-May-06	Physical	118,000.00	18-May-06	136,274.85	65.08	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
404	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	106,000.00	16-Jun-06	300	30-Jun-31	Remortgage	84.80	5.49	Repayment	Repayment	N	N	Live	69,339.55	69,339.55	Repayment	Repayment	2.25	69,339.55	Tracker	481.53	2.00	Y	N		Self-Employed	Self-Employed	45,000.00	25,000.00	Terraced House	1900	Freehold	0	N	1st	125,000.00	125,000.00	9-May-06	Physical	125,000.00	9-May-06	129,688.03	53.47	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
405	12 months PH	B	B	A	✗	✗	✓
RISK.19 - Vulnerability - Severe or long term illness: Borrower 1 is suffering from Asthma, Arthritis, lung problems, memory loss, speech and brain problems which has resulted in him losing his business. He has been suffering from this for the past 5 years. A vulnerable customer marker has been placed on the account on 14th September 2015.  The account went 2 months in arrears as a result of the October 2015 and November 2015 payments being missed and DWP payments commenced in December 2015 which has slowly restored the account back to a credit arrears position.  DWP have been making payments of 480.00 versus a CMS of 460.54 from December 2015 to October 2016 and 480.00 against CMS of 416.17 from November 2016

RISK.55 - Title - Other Charges: Charging Order dated 24th July 2012 registered in favour of Hillesden Securities Ltd for 1.00
Charging Order dated 19th December 2013 registered in favour of Mr Arif Cassam for 1.00
In both instances the Orders did not have any effect on the conduct of the mortgage accounts as the 2 months arrears which arose on the account in October and November 2015 came as a result of borrower 1s illness and him losing his business.  The account is currently up to date and DWP payments are being received regularly

RISK.32 - DWP payments: DWP payments commenced 10th December 2015 and still being received.  Currently DWP payments of 480.00 are being received versus CMS of 413.47.  MI12R Form last completed 24th November 2016

PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Arrears commenced in October 2015 when both the October and November payments were not made.  DWP commenced payments in December 2015 and payments since then have slowly repaid the arrears by February 2017.  The DWP payment was not made in July 2016 but a double payment was subsequently made by them in August 2016.  Notes dated 15th December 2015 advise that Borrower 1 is suffering from Asthma, Arthritis, lung problems, memory loss, speech and brain problems which has resulted in him losing his business.  He has been suffering from this for the past 5 years.  A vulnerable customer marker has been placed on the account on 14th September 2015.  The account is currently 737.78 in credit and DWP payments are still being received regularly.
											✓	✓		CLS	UFSS	Mortgage Express	221,000.00	19-Jun-06	180	30-Jun-21	Remortgage	85.00	5.49	Interest Only	Investment	N	N	Live	220,316.59	220,316.59	Interest Only	Investment	2.25	220,316.59	Tracker	413.47	2.00	Y	N		Self-Employed	Employed	66,700.00	20,800.00	Bungalow	1985	Freehold	0	N	1st	260,000.00	260,000.00	3-May-06	Physical	260,000.00	3-May-06	297,598.67	74.03	0.00	0	Other Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Loan matures June 2021. Letters sent December 2013, March 2014, and July 2016, the 5 year letter. Action correct so far.	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
406	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	188,500.00	28-Jun-06	300	30-Jun-31	Purchase	89.76	5.44	Interest Only	Investment	N	N	Live	188,969.07	188,969.07	Interest Only	Investment	2.25	188,969.07	Tracker	354.32	2.00	Y	N		Self-Employed		51,000.00		Flat or Apartment	2006	Leasehold	124	N	1st	210,000.00	210,000.00	15-Jun-06	Physical	210,000.00	15-Jun-06	306,246.92	61.7	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
407	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: 2nd charge dated 22nd September 2008 registered in favour of GE Money Home Finance Ltd for 16345. Loan was not affected at the time nor since and the account is up to date			✓	✓		CLS	UFSS	Mortgage Express	184,500.00	29-Jun-06	300	30-Jun-31	Purchase	90.00	5.19	Repayment	Repayment	N	N	Live	120,348.49	120,348.49	Repayment	Repayment	2.25	120,348.49	Tracker	835.76	2.00	Y	N		Self-Employed	Unknown	57,800.00	0.00	Terraced House	1920	Freehold	0	N	1st	205,000.00	205,000.00	18-May-06	Physical	205,000.00	18-May-06	342,316.78	35.16	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
408	12 months PH	B	B	A	✗	✗	✓
RISK.55 - Title - Other Charges: 2nd charge dated 6th December 2007 registered in favour of Swift Advances plc.  There was no impact on the account at the time but there have been arrears in 2016 and late payments in 2017 but these are not related to the charge.

RISK.05 - Switched to IO - no repayment vehicle: Account converted to interest only on 16th April 2008 at the request of the borrowers.  No repayment vehicle details were collected at the time and attempts to establish this subsequently with the borrowers have failed.  It is therefore not possible to establish whether a suitable repayment vehicle exists and on track to repay the loan

PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit payment rejected for July 2016 collected successfully 11th July 2016. Direct debit rejected August 2016, bank payment made 31st August 2016 to bring account up to date.  Over payments made by bank payment in September and October 2016 to bring account up to date.  Late payment for March 2017 paid 3rd April 2017.  Late payment for April 2017 made 12th May 2017 by bank payment.  PAD note dated 17th October 2016 advises that borrower 2 no longer self employed and has gone employed but on emergency tax code.  She is due tax rebate of 900 and will use this to restore account to credit.  Account now up to date and payments being received by bank payment
											✓	✓		CLS	UFSS	Mortgage Express	217,500.00	30-Jun-06	300	30-Jun-31	Remortgage	72.50	5.49	Repayment	Repayment	N	N	Live	210,132.23	210,132.23	Interest Only	Unknown	2.25	210,132.23	Tracker	394.76	2.00	Y	N		Self-Employed	Self-Employed	54,583.00	47,350.00	Detached House	1988	Freehold	0	N	1st	300,000.00	300,000.00	16-May-06	Physical	300,000.00	16-May-06	437,495.60	48.03	0.00	0	Bank Payment	Paying	No Current Arrears	Ill Health	No ATP	No Active ATP	No ATP					18-Aug-16		FC advises reasons for arrears is reduced income due to ill health	0			None				N			REP to IO	16-Apr-08	Switch to Interest Only	16-Apr-08	Switch to interest only at the request of the borrowers. No repayment vehicle details were provided	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
409	12 months PH	B	A	A	✗	✓	✓
RISK.37 - Principal Borrower no longer resides: Neither Borrower is in residence as the property is under an agreed let.

RISK.05 - Switched to IO - no repayment vehicle: Loan was converted to interest only on 28th July 2008 at the request of the borrowers.  At the time no repayment vehicle was captured.  It is not therefore not possible to determine if a suitable repayment strategy exists.  It is noted however that consent to let was given to borrowers in May 2017 indicating that the property is being let

RISK.35 - Authorised Let: Consent to let was given to borrowers in May 2017 indicating that the property is being let.  Correspondence addresses are held for both borrowers and the account is well conducted and overpaid by 9975.74
											✓	✓		CLS	UFSS	Mortgage Express	108,120.00	30-Jun-06	300	30-Jun-31	Purchase	102.00	5.79	Repayment	Repayment	N	N	Live	89,480.38	89,480.38	Interest Only	Unknown	2	99,456.12	Tracker	149.58	1.75	N	N		Employed	Employed	18,500.00	27,000.00	Flat or Apartment	1880	Feudal	0	N	1st	106,000.00	106,000.00	5-Jun-06	Physical	106,000.00	5-Jun-06	117,994.34	75.83	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	28-Jul-08	Switch to Interest Only	28-Jul-08	Account transferred to interest only at the request of the borrowers. No repayment vehicle captured but it is noted that consent to let has been given indicating that the property is now let	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
410	12 months PH	B	A	A	✗	✓	✓	RISK.66 - Unauthorised Tenancy: It is noted that there is a breach registered on the account for unauthorised letting. There are no notes on file to determine how this was established or the circumstances surrounding the letting. The correspondence address is the same as the security so it is not known if the borrower still resides at the property. Despite this the mortgage account continues to be well conducted and is currently overpaid by 1691.23			✓	✓		CLS	UFSS	Mortgage Express	371,000.00	30-Jun-06	300	30-Jun-31	Purchase	89.94	5.29	Interest Only	Investment	N	N	Live	408,944.35	408,944.35	Interest Only	Investment	2.25	408,944.35	Tracker	766.78	2.00	Y	N		Self-Employed		116,000.00		Flat or Apartment	1930	Leasehold	184	N	1st	412,500.00	412,500.00	7-Apr-06	Physical	412,500.00	7-Apr-06	688,808.16	59.37	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
411	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	183,000.00	6-Jul-06	264	31-Jul-28	Purchase	101.67	5.69	Interest Only	Endowment	N	N	Live	177,793.90	177,793.90	Interest Only	Endowment	1.75	182,750.76	Tracker	259.29	1.50	N	N		Employed		55,000.00		Terraced House	1968	Freehold	0	N	1st	180,000.00	180,000.00	13-Jan-06	Physical	180,000.00	13-Jan-06	275,583.46	64.52	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
412	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	148,500.00	6-Jul-06	300	31-Jul-31	Purchase	90.00	5.24	Interest Only	Investment	N	N	Live	144,359.57	144,359.57	Interest Only	Investment	2.25	149,659.57	Tracker	270.68	2.00	Y	N		Self-Employed		60,000.00		Flat or Apartment	1850	Leasehold	72	N	1st	165,000.00	165,000.00	12-Apr-06	Physical	165,000.00	12-Apr-06	240,622.58	59.99	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
413	12 months PH	A	A	A	✗	✓	✓				✓	✓	RISK.30 - BKO / IVA Post-Completion: Bankruptcy dated 1st February 2011 registered 6th April 2011. No notes on file to indicate the reasons for bankruptcy. Conduct of account not affected at the time or since and account continues to be conducted well.	CLS	UFSS	Mortgage Express	360,000.00	6-Jul-06	300	31-Jul-31	Remortgage	90.00	4.99	Interest Only	Investment	N	N	Live	361,157.10	361,157.10	Interest Only	Investment	2.25	361,157.10	Tracker	677.18	2.00	Y	N		Self-Employed		160,000.00		Detached House	1980	Freehold	0	N	1st	400,000.00	400,000.00	8-Jun-06	Physical	400,000.00	8-Jun-06	583,327.47	61.91	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
414	12 months PH	B	A	A	✗	✓	✓
RISK.30 - BKO / IVA Post-Completion: Bankruptcy registered 5th June 2017.  Circumstances unknown.    Account is currently up to date so no effect so far on conduct of mortgage account.

RISK.37 - Principal Borrower no longer resides: Notes on file dated 31st July 2014 relating to a breach and unauthorised letting.  A correspondence address is on file for the borrower.  Field agents report dated 8th January 2015 confirms property tenanted.  The mortgage account is currently up to date with payments being made regularly

RISK.66 - Unauthorised Tenancy: Field agents report dated 15th January 2015 confirms property  tenanted with rent being paid directly to borrower at correspondence address.  Mortgage account is currently up to date with payments being received regularly
											✓	✓		CLS	UFSS	Mortgage Express	76,000.00	6-Jul-06	240	31-Jul-26	Remortgage	88.37	5.49	Interest Only	Endowment	N	N	Live	78,286.46	78,286.46	Interest Only	Endowment	2.25	78,286.46	Tracker	146.79	2.00	Y	N		Employed		38,500.00		Terraced House	1970	Freehold	0	N	1st	86,000.00	86,000.00	27-Mar-06	Physical	86,000.00	27-Mar-06	74,669.80	104.84	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP					4-Dec-14		FC unable to make contact	0			None				N					None			Y	Action commenced 30th March 2010. Unclear from notes action agreed but SPO agreed for CMS plus 100.00 which has restored account to up to date by April 2012. no missed	CMS plus 100.00	20-Sep-10	17-May-12	No further details held on file		✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
415	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	121,500.00	7-Jul-06	300	31-Jul-31	Purchase	90.00	5.35	Repayment	Repayment	N	N	Live	88,540.53	88,540.53	Repayment	Repayment	2.25	88,540.53	Tracker	611.77	2.00	Y	N		Employed		32,625.00		Maisonette	1960	Leasehold	107	N	1st	135,000.00	135,000.00	18-Apr-06	Physical	135,000.00	18-Apr-06	196,873.02	44.97	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			IO to REP	3-May-12	Switch to Repayment	3-May-12	Account has been converted several times but the most recent conversion is back to repayment in May 2012	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
416	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	211,500.00	7-Jul-06	264	31-Jul-28	Purchase	90.00	5.19	Interest Only	Investment	N	N	Live	212,536.88	212,536.88	Interest Only	Investment	2.25	212,536.88	Tracker	398.51	2.00	Y	N		Employed		65,428.00		Terraced House	1900	Freehold	0	N	1st	235,000.00	235,000.00	8-Jun-06	Physical	235,000.00	8-Jun-06	342,704.89	62.02	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
417	12 months PH	B	B	A	✗	✗	✓
RISK.37 - Principal Borrower no longer resides: Return mail indicator on account dated 2nd January 2013.  No correspondence on file so borrowers whereabouts unknown.  The account is currently up to date with payments being made regularly so no impact on mortgage account

RISK.55 - Title - Other Charges: Charging Order dated 5th January 2012 registered in favour of Dennis Edwin Murphy for 1.00.  Minor late payments on account ensued but account currently up to date with payments being received regularly

RISK.36 - Borrower whereabouts unknown: Return indicator on account dated 23rd February 2012.  Notes on file state that borrower has left the property and left his business partner in charge of things whilst he is away.  It is not clear from the notes if the property has an unauthorised tenant or not.  No impact on conduct of account and the account is currently up to date and payments being received regularly
									PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Partial payment made in July 2016 as a result of a reversed bank payment dated 7th July 2016 for 515.00. Account was up to date and therefore did not fall into arrears. Account currently up to date		✓	✓		CLS	UFSS	Mortgage Express	223,055.00	7-Jul-06	300	31-Jul-31	Purchase	89.24	5.25	Interest Only	Endowment	N	N	Live	225,306.81	225,306.81	Interest Only	Endowment	2.25	225,306.81	Tracker	422.46	2.00	Y	N		Self-Employed		60,000.00		Semi Detached House	1910	Freehold	0	N	1st	248,950.00	249,950.00	12-May-06	Physical	249,950.00	12-May-06	298,263.22	75.54	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y
Action commenced 31st March 2011.  Hearing was adjourned but no notes on file to explain why.  Payment made by bank payment dated 13th April 2011 for 1761.25 brought account up to date.  Account is currently up to date.  Reason for arrears not known
																																																																																																	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
418	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	109,000.00	7-Jul-06	300	31-Jul-31	Purchase	87.20	5.65	Interest Only	Investment	N	N	Live	76,095.94	76,095.94	Interest Only	Investment	2.25	104,545.94	Tracker	144.38	2.00	Y	N		Employed		31,100.00		Flat or Apartment	1985	Leasehold	977	N	1st	125,000.00	125,000.00	12-Jun-06	Physical	125,000.00	12-Jun-06	149,161.44	51.02	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
419	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	175,500.00	10-Jul-06	276	31-Jul-29	Purchase	90.00	5.19	Interest Only	Investment	Y	N	Live	176,107.57	176,107.57	Interest Only	Investment	2.25	176,107.57	Tracker	330.21	2.00	Y	N		Self-Employed		50,000.00		Terraced House	1975	Freehold	0	N	1st	195,000.00	195,000.00	19-Apr-06	Physical	195,000.00	19-Apr-06	284,372.14	61.93	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
420	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	84,000.00	12-Jul-06	276	31-Jul-29	Remortgage	87.05	5.49	Repayment	Repayment	N	N	Live	44,822.59	44,822.59	Repayment	Repayment	2.25	51,946.10	Tracker	356.88	2.00	Y	N		Employed		29,000.00		Terraced House	1935	Freehold	0	N	1st	100,000.00	96,500.00	18-May-06	Physical	96,500.00	18-May-06	110,454.89	40.58	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								1	31-Dec-2015	By Right	None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
421	12 months PH	B	A	A	✗	✓	✓	RISK.35 - Authorised Let: Current Consent to let agreed 16th November 2016, Documentation completed and fees applied. Consent given for 12 months. Noted previous consent given 27th November 2009. Enquiry made re letting of property in 2011, no formal consent noted. Current payments made no adverse effect on payments. Noted correspondence address obtained for borrower.			✓	✓		CLS	UFSS	Mortgage Express	93,600.00	13-Jul-06	300	31-Jul-31	Purchase	90.00	4.50	Interest Only	Investment	N	N	Live	94,589.49	94,589.49	Interest Only	Investment	2.25	94,589.49	Tracker	177.36	2.00	Y	N		Self-Employed		38,000.00		Flat or Apartment	1960	Leasehold	999	N	1st	104,000.00	104,000.00	7-Jun-06	Physical	104,000.00	7-Jun-06	107,900.44	87.66	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
422	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	135,500.00	14-Jul-06	300	31-Jul-31	Purchase	89.74	5.29	Interest Only	Investment	N	N	Live	135,561.95	135,561.95	Interest Only	Investment	2.25	135,561.95	Tracker	254.18	2.00	Y	N		Self-Employed		44,000.04		Terraced House	1900	Freehold	0	N	1st	151,000.00	151,000.00	19-Apr-06	Physical	151,000.00	19-Apr-06	220,206.12	61.56	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
423	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	118,000.00	14-Jul-06	300	31-Jul-31	Purchase	88.72	5.54	Interest Only	Endowment	N	N	Live	118,857.97	118,857.97	Interest Only	Endowment	1.29	118,857.97	Tracker	127.77	1.04	Y	N		Self-Employed		42,500.00		Semi Detached House	2001	Feudal	0	N	1st	131,800.00	133,000.00	29-Jun-06	Physical	133,000.00	29-Jun-06	148,049.50	80.28	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
424	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct Debit payment rejected 1st November 2016 in respect of DD made on 31st October 2016. DD taken on 2nd automated request 9th November 2016, subsequent payments made on time and no current arrears.		✓	✓		CLS	UFSS	Mortgage Express	189,000.00	14-Jul-06	300	31-Jul-31	Purchase	90.00	5.65	Interest Only	Investment	N	N	Live	189,695.64	189,695.64	Interest Only	Investment	2.25	189,695.64	Tracker	355.68	2.00	Y	N		Self-Employed		58,500.00		Terraced House	1965	Freehold	0	N	1st	210,000.00	210,000.00	26-May-06	Physical	210,000.00	26-May-06	350,665.97	54.1	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
425	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	126,500.00	19-Jul-06	300	31-Jul-31	Purchase	72.29	5.19	Repayment	Repayment	N	N	Live	69,657.67	69,657.67	Repayment	Repayment	2.25	69,657.67	Tracker	483.67	2.00	Y	N		Self-Employed	Unemployed	44,150.00	0.00	Semi Detached House	1971	Freehold	0	N	1st	182,500.00	175,000.00	12-Jun-06	Physical	175,000.00	12-Jun-06	184,384.22	37.78	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
426	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	102,400.00	20-Jul-06	300	31-Jul-31	Purchase	86.78	5.19	Repayment	Repayment	N	N	Live	40,168.40	40,168.40	Repayment	Repayment	2.25	46,296.03	Tracker	281.29	2.00	Y	N		Self-Employed		30,000.00		Semi Detached House	1950	Freehold	0	N	1st	116,000.00	118,000.00	13-Apr-06	Physical	118,000.00	13-Apr-06	136,274.85	29.48	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
427	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct Debit payment rejected 16th February 2017, DD paid on 2nd automated request 24th February 2017. This seems to be an isolated incident with previous and subsequent payments made on time. Noted previous overpayments under choices scheme from 2007 to 2008, a total overpayment of 3300, this was withdrawn by borrower on 24th June 2008. No arrears seen on loan.		✓	✗	MISS.21 - Application Missing - Known: File build checklist confirms this is not available. MISS.25 - KYC Missing - Known: File build checklist confirms this is not available. MISS.28 - CoT Missing / Request for funds - Known: File build checklist confirms this is not available. MISS.22 - Offer Missing - Known: File build checklist confirms this is not available. MISS.24 - Valuation Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	131,750.00	20-Jul-06	300	31-Jul-31	Remortgage	85.00	5.49	Repayment	Repayment	N	N	Live	86,454.96	86,454.96	Repayment	Repayment	2.25	86,454.96	Tracker	597.36	2.00	Y	N		Employed		40,000.00		Terraced House	0	Freehold	0	N	1st	155,000.00	155,000.00	3-May-06	Physical	155,000.00	3-May-06	226,039.40	38.25	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✗	✗	✓	✓	✗	✓	✓	✓
428	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: 2nd Charge in favour of Black Horse Ltd, consent given. Previous arrears seen in 2009, all arrears cleared by 2012 current payments from October 2013 paid on time by DD. No adverse effect on loan.			✓	✓		CLS	UFSS	Mortgage Express	139,500.00	11-Sep-06	276	30-Sep-29	Remortgage	90.00	5.35	Interest Only	Investment	N	N	Live	140,944.82	140,944.82	Interest Only	Investment	2.25	140,944.82	Tracker	264.28	2.00	Y	N		Employed		41,000.00		Terraced House	1900	Freehold	0	N	1st	155,000.00	155,000.00	20-Apr-06	Physical	155,000.00	20-Apr-06	179,005.10	78.74	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y
Solicitors instructed in 2009 re arrears of 3589.83. Formal demand sent, action suspended as borrower made arrangements to repay. All arrears cleared and no further payment problems since October 2013.
																																																																																																	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
429	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	245,700.00	20-Jul-06	300	31-Jul-31	Purchase	90.00	5.54	Interest Only	Investment	N	N	Live	246,564.61	246,564.61	Interest Only	Investment	1.29	246,564.61	Tracker	265.06	1.04	Y	N		Employed		79,000.00		Semi Detached House	1936	Freehold	0	N	1st	273,000.00	273,000.00	27-Jun-06	Physical	273,000.00	27-Jun-06	455,865.76	54.09	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
430	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.21 - Application Missing - Known: File build checklist confirms this is not available. MISS.25 - KYC Missing - Known: File build checklist confirms this is not available. MISS.22 - Offer Missing - Known: File build checklist confirms this is not available. MISS.28 - CoT Missing / Request for funds - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	112,500.00	20-Jul-06	300	31-Jul-31	Purchase	86.54	5.19	Interest Only	Investment	N	N	Live	112,991.27	112,991.27	Interest Only	Investment	2.25	112,991.27	Tracker	211.86	2.00	Y	N		Self-Employed	Unknown	17,450.04	0.00	Cottage	0	Freehold	0	N	1st	130,000.00	130,000.00	23-May-06	Physical	130,000.00	23-May-06	155,127.90	72.84	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✗	✓	✓	✗	✓	✓	✓
431	12 months PH	B	A	A	✗	✓	✓
RISK.37 - Principal Borrower no longer resides: Noted Consent to let granted by Lender in 2013, application requested to extend let received in 2014, lenders notes do not confirm any further consent granted. Noted correspondence address for Borrower 1, noted that borrower 2 recently deceased in February 2017. Awaiting Grant of Probate from solicitors as property Tenants in Common.

RISK.66 - Unauthorised Tenancy: Noted consent to let expired on 30th September 2009, breach letter sent on expiry. Borrowers requested extension to consent in November 2014. No subsequent consent given, referral was made to switch to Buy to Let mortgage but not followed up. Noted Borrower 2 deceased February 2017 awaiting Grant of Probate as property is held as Tenants in Common.
											✓	✗	MISS.21 - Application Missing - Known: File build checklist confirms this is not available. RISK.34 - Borrower Deceased: Noted original borrower 2 recently deceased 21st February 2017. Grant of probate requested from solicitors 27th June 2017 as property is held as Tenants in common, awaiting response. Loan has been transferred into sole name of Borrower 1. Noted that loan is paid up to date and no impact has been seen on the payment performance of the loan in the last few months since date of death.	CLS	UFSS	Mortgage Express	125,000.00	21-Jul-06	300	31-Jul-31	Purchase	86.81	4.29	Repayment	Repayment	N	N	Live	85,710.32	85,710.32	Repayment	Repayment	2.99	85,710.32	Tracker	622.03	2.74	Y	N		Self-Employed		26,000.00		Semi Detached House	1850	Freehold	0	N	1st	144,000.00	144,000.00	21-Mar-06	Physical	144,000.00	21-Mar-06	183,823.12	46.63	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Apr-09			Rate Switch	1-Apr-09	Change to interest rate 4.29 new payment to be collected effective from 7th April 2009	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓
432	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	180,000.00	21-Jul-06	300	31-Jul-31	Purchase	90.00	5.19	Interest Only	Investment	N	N	Live	180,597.74	180,597.74	Interest Only	Investment	2.25	180,597.74	Tracker	338.63	2.00	Y	N		Self-Employed		45,000.00		Semi Detached House	1850	Freehold	0	N	1st	200,000.00	200,000.00	2-May-06	Physical	200,000.00	2-May-06	217,520.84	83.03	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓